Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	SEMICONDUCTOR MANUFACTURING INTERNATIONAL CORP
Document Type	20-F
Amendment Flag	false
Entity Central Index Key	0001267482
Entity Current Reporting Status	Yes
Current Fiscal Year End Date	--12-31
Entity Filer Category	Large Accelerated Filer
Entity Well-known Seasoned Issuer	Yes
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Document Period End Date	Dec 31, 2011
Entity Common Stock Shares Outstanding	27,487,676,065

Consolidated Statements of Comprehensive income (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Consolidated Statements of Comprehensive income [Abstract]
Sales	$ 1,319,466,033	$ 1,532,448,539	$ 1,037,665,386
Cost of sales	1,217,524,773	1,229,266,360	1,158,148,223
Gross profit (loss)	101,941,260	303,182,179	(120,482,837)
Operating expenses (income):
Research and development	191,473,241	191,046,463	176,420,148
General and administrative	57,434,832	41,387,122	215,844,944
Selling and marketing	32,558,510	29,087,197	26,208,722
Impairment loss of long-lived assets	17,691,318	5,137,925	126,634,897
Loss from sale of plant and equipment and other fixed assets	508,378	96,901	3,890,656
Litigation settlement	0	0	269,637,431
Other operating income	(7,009,241)	(16,493,049)	0
Total operating expenses, net	292,657,038	250,262,559	818,636,798
Income (loss) from operations	(190,715,778)	52,919,620	(939,119,635)
Other income (expense):
Interest income	4,724,375	4,086,406	2,546,974
Interest expense	(20,582,726)	(22,563,056)	(24,586,689)
Change in the fair value of commitment to issue shares and warrants	0	(29,815,453)	(30,100,793)
Foreign currency exchange gain	17,588,644	5,101,293	7,290,542
Others, net	6,709,092	6,534,070	(4,549,233)
Total other income (expense), net	8,439,385	(36,656,740)	(49,399,199)
Income (loss) from continuing operations before income tax and equity investment	(182,276,393)	16,262,880	(988,518,834)
Income tax benefit (expense)	(82,502,706)	4,818,497	46,624,242
Gain (loss) from equity investment	4,478,546	284,830	(1,782,142)
Income (loss) from continuing operations	(260,300,553)	21,366,207	(943,676,734)
Income (loss) from discontinued operations	14,741,100	(7,355,561)	(18,800,808)
Net income (loss)	(245,559,453)	14,010,646	(962,477,542)
Accretion of interest to noncontrolling interest	(1,319,761)	(1,050,000)	(1,059,663)
Loss Attributable to Noncontrolling Interest	63,177	139,751	0
Net income (loss) attributable to Semiconductor Manufacturing International Corporation	(246,816,037)	13,100,397	(963,537,205)
Deemed dividend on convertible preferred shares	(64,970,095)	0	0
Net income (Loss) attributable to holders of ordinary shares	(311,786,132)	13,100,397	(963,537,205)
Net income (loss)	(245,559,453)	14,010,646	(962,477,542)
Other comprehensive income (loss):
Foreign currency translation adjustment	4,937,787	(706,128)	52,960
Comprehensive income (loss)	(240,621,666)	13,304,518	(962,424,582)
Comprehensive income (loss) attributable to noncontrolling interest	(1,256,584)	(910,249)	(1,059,663)
Comprehensive income (loss) attributable to Semiconductor Manufacturing International Corportion	$ (241,878,250)	$ 12,394,269	$ (963,484,245)
Earnings (loss) per ordinary share, basic	$ (0.01)	$ 0	$ (0.04)
Earnings (loss) per ordinary share, diluted	$ (0.01)	$ 0	$ (0.04)
Shares used in calculating basic earnings (loss) per ordinary share	27,435,853,922	24,258,437,559	22,359,237,084
Shares used in calculating diluted earnings (loss) per ordinary share	27,435,853,922	25,416,597,405	22,359,237,084

Consolidated Balance Sheets (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 261,615,478	$ 515,808,332	$ 443,462,514
Restricted cash	136,907,126	161,350,257	20,360,185
Accounts receivable, net of allowances of $42,820,668;$49,373,296 and $96,144,543 at December 31, 2011, 2010 and 2009, respectively	165,233,593	206,622,841	204,290,545
Inventories	207,308,380	213,404,499	193,705,195
Prepaid expense and other current assets	90,448,245	78,278,131	28,881,866
Assets held for sale	0	0	8,184,462
Current portion of deferred tax assets	3,273,728	3,638,427	8,173,216
Total current assets	864,786,550	1,179,102,487	907,057,983
Prepaid land use rights	77,231,088	78,798,287	78,111,788
Plant and equipment, net	2,516,578,019	2,351,862,787	2,251,614,217
Acquired intangible assets, net	179,279,333	173,820,851	182,694,105
Equity investment	19,612,790	9,843,558	9,848,148
Other long-term assets	41,927,959	215,178	391,741
Deferred tax assets	28,513,676	109,050,066	94,358,635
TOTAL ASSETS	3,727,929,415	3,902,693,214	3,524,076,617
Current liabilities:
Accounts payable	280,690,730	515,577,285	228,882,804
Short-term borrowings	607,427,103	372,055,279	286,864,063
Current portion of long-term debt	191,354,539	333,458,941	205,784,080
Accrued expenses and other current liabilities	142,415,427	146,986,675	111,086,990
Current portion of promissory notes	29,374,461	29,374,461	78,608,288
Commitment to issue shares and warrants relating to litigation settlement	0	0	120,237,773
Income tax payable	63,435	1,892,691	58,573
Total current liabilities	1,251,325,695	1,399,345,332	1,031,522,571
Long-term liabilities:
Non-current portion of promissory notes	28,559,711	56,327,268	83,324,641
Long-term debt	72,360,902	178,596,008	550,653,099
Government subsidy - deferred portion	125,335,473	49,142,806	709,690
Other long-term liabilities	0	9,646,000	25,749,562
Deferred tax liabilities	1,332,620	1,094,257	1,035,164
Total long-term liabilities	227,588,706	294,806,339	661,472,156
Total liabilities	1,478,914,401	1,694,151,671	1,692,994,727
Noncontrolling interest	4,199,520	39,004,168	34,841,507
Commitments
Equity:
Ordinary shares, $0.0004 par value, 50,000,000,000 shares authorized, 27,487,676,065, 27,334,063,747 and 22,375,886,604 shares issued and outstanding at December 31, 2011, 2010 and 2009, respectively	10,995,071	10,933,625	8,950,355
Additional paid-in capital	4,240,529,406	3,858,642,606	3,499,723,153
Convertible Preferred Shares, $0.0004 par value, 5,000,000,000 shares authorized, 445,545,911 shares, nil and nil issued and outstanding at December 31, 2011, 2010 and 2009, respectively	178,218	0	0
Accumulated other comprehensive income (loss)	3,845,496	(1,092,291)	(386,163)
Accumulated deficit	(2,010,732,697)	(1,698,946,565)	(1,712,046,962)
Total equity	2,244,815,494	2,169,537,375	1,796,240,383
TOTAL LIABILITIES, NONCONTROLLING INTEREST AND EQUITY	3,727,929,415	3,902,693,214	3,524,076,617
Net current (liabilities) assets	(386,539,145)	(220,242,845)	(124,464,588)
Total assets less current liabilities	$ 2,476,603,720	$ 2,503,347,882	$ 2,492,554,046

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Allowance for accounts receivable	$ 42,820,668	$ 49,373,296	$ 96,144,543
Equity:
Ordinary shares par value	$ 0.0004	$ 0.0004	$ 0.0004
Ordinary shares authorized	50,000,000,000	50,000,000,000	50,000,000,000
Ordinary shares issued	27,487,676,065	27,334,063,747	22,375,886,604
Ordinary shares outstanding	27,487,676,065	27,334,063,747	22,375,886,604
Convertible preferred shares par value	$ 0.0004	$ 0.0004	$ 0.0004
Convertible preferred shares authorized	5,000,000,000	5,000,000,000	5,000,000,000
Convertible preferred shares issued	445,545,911	0	0
Convertible preferred shares outstanding	445,545,911	0	0

Consolidated Statements of Equity (USD $)	Total	Total equity [Member]	Ordinary share [Member]	Convertible Shares [Member]	Additional Paid-in Capital [Member]	Accumulated other comprehensive loss [Member]	Accumulated deficit [Member]
Balance, Amount at Dec. 31, 2008	$ 8,931,114	$ 2,749,364,501	$ 8,931,114	$ 0	$ 3,489,382,267	$ (439,123)	$ (748,509,757)
Balance, Number of Shares at Dec. 31, 2008	22,327,784,827		22,327,784,827	0
Exercise of stock options, Number of Shares	48,101,777		48,101,777	0
Exercise of stock options, Amount	19,241	215,026	19,241	0	195,785	0	0
Share-based compensation	0	10,145,101	0	0	10,145,101	0	0
Net income (loss) attributable to Semiconductor Manufacturing International Corporation	(963,537,205)	(963,537,205)	0	0	0	0	(963,537,205)
Foreign currency translation adjustment	52,960	52,960	0	0	0	52,960	0
Balance, Amount at Dec. 31, 2009	8,950,355	1,796,240,383	8,950,355	0	3,499,723,153	(386,163)	(1,712,046,962)
Balance, Number of Shares at Dec. 31, 2009	22,375,886,604		22,375,886,604	0
Exercise of stock options, Number of Shares	140,645,464		140,645,464	0
Exercise of stock options, Amount	56,258	2,217,678	56,258	0	2,161,420	0	0
Issuance of ordinary shares relating to litigation settlement, Number of Shares	1,789,493,218		1,789,493,218	0
Issuance of ordinary shares relating to litigation settlement, Amount	715,797	137,765,925	715,797	0	137,050,128	0	0
Issuance of warrant relating to litigation settlement, Amount	0	13,002,275	0	0	13,002,275	0	0
Issuance of ordinary shares, Number of Shares	3,028,038,461		3,028,038,461	0
Issuance of ordinary shares, Amount	1,211,215	199,122,212	1,211,215	0	197,910,997	0	0
Deemed dividend on preferred convertible shares	0
Share-based compensation	0	8,794,633	0	0	8,794,633	0	0
Net income (loss) attributable to Semiconductor Manufacturing International Corporation	13,100,397	13,100,397					13,100,397
Foreign currency translation adjustment	(706,128)	(706,128)	0	0	0	(706,128)	0
Balance, Amount at Dec. 31, 2010	10,933,625	2,169,537,375	10,933,625	0	3,858,642,606	(1,092,291)	(1,698,946,565)
Balance, Number of Shares at Dec. 31, 2010	27,334,063,747		27,334,063,747	0
Exercise of stock options, Number of Shares	75,381,642		153,612,318	0
Exercise of stock options, Amount	61,446	3,525,007	61,446	0	3,463,561	0	0
Issuance of Convertible Preferred Shares and warrants, Number of Shares				445,545,911
Issuance of Convertible Preferred Shares and warrants, Amount		308,297,502		178,218	308,119,284
Deemed dividend on preferred convertible shares	0	0	0	0	64,970,095	0	(64,970,095)
Share-based compensation	0	5,333,860	0	0	5,333,860	0	0
Net income (loss) attributable to Semiconductor Manufacturing International Corporation	(246,816,037)	(246,816,037)	0	0	0	0	(246,816,037)
Foreign currency translation adjustment	4,937,787	4,937,787	0	0	0	4,937,787	0
Balance, Amount at Dec. 31, 2011	$ 10,995,071	$ 2,244,815,494	$ 10,995,071	$ 178,218	$ 4,240,529,406	$ 3,845,496	$ (2,010,732,697)
Balance, Number of Shares at Dec. 31, 2011	27,487,676,065		27,487,676,065	445,545,911

Consolidated Statements of Cash Flows (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income (loss)	$ (245,559,453)	$ 14,010,646	$ (962,477,542)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Deferred taxes	81,139,452	(10,097,549)	(56,222,094)
Loss (Gain) from sale of plant and equipment and other fixed assets	508,378	(658,535)	3,832,310
Depreciation	518,840,210	584,241,805	746,684,986
Non-cash interest expense on promissory notes and long-term payables relating to license agreements	2,416,772	4,038,189	3,844,324
Amortization of acquired intangible assets	31,449,387	27,167,870	35,064,589
Share-based compensation	5,333,860	8,794,633	10,145,101
Loss (Gain) from equity investment	(4,478,546)	(284,830)	1,782,142
Impairment loss of long-lived assets	17,691,318	8,442,050	138,294,783
Litigation settlement (non-cash portion)	0	0	239,637,431
Change in the fair value of commitment to issue shares and warrants	0	29,815,453	30,100,793
Allowance for doubtful accounts	551,059	1,076,767	111,584,756
Forgiveness of Payables	(19,011,413)	0	0
Gain on disposition of discontinued operations, net of taxes	(17,103,295)	0	0
Other non-cash expense	556,071	711,469	0
Changes in operating assets and liabilities:
Accounts receivable	36,368,548	(2,402,228)	(95,382,736)
Inventories	886,712	(19,699,304)	(22,068,328)
Prepaid expense and other current assets	(11,132,693)	(46,335,851)	28,920,815
Other long-term assets	(9,897,365)	0	0
Prepaid land use right	1,567,198	(686,498)	1,500,183
Accounts payable	(13,092,859)	34,205,945	35,788,601
Accrued expenses and other current liabilities	16,823,032	53,406,989	11,349,772
Other long-term liabilities	66,546,667	37,109,116	21,679,690
Income tax payable	(1,829,256)	1,834,118	(493,433)
Changes in restricted cash relating to operating activities	(60,221,170)	(30,077,566)	0
Net cash provided by operating activities	398,352,614	694,612,689	283,566,143
Investing activities:
Purchase of plant and equipment	(950,558,633)	(491,538,600)	(217,269,234)
Proceeds from government subsidy to purchase plant and equipment	1,966,961	26,876,268	54,125,325
Proceeds received from sale of assets held for sale	0	7,810,382	1,482,716
Proceeds from sale of plant and equipment	4,421,061	6,375,042	3,715,641
Purchase of intangible assets	(31,184,700)	(21,681,441)	(59,096,987)
Purchase of short-term investments	(40,350,344)	(25,812,871)	(49,974,860)
Sale of short-term investments	43,192,561	23,400,000	69,903,150
Change in restricted cash relating to investing activities	84,315,961	(110,912,506)	(14,105,371)
Purchase of long term investment	(4,845,611)	0	(278,103)
Sale of long term investment	1,900,000	0	0
Advance payment in connection with a proposed joint venture	(27,969,805)	0	0
Net cash received upon purchase of a subsidiary	0	1,770,603	0
Net cash outflow from deconsolidation of a subsidiary	(3,513,345)	0	0
Net cash used in investing activities	(922,625,894)	(583,713,123)	(211,497,723)
Financing activities:
Proceeds from short-term borrowings	1,251,371,100	716,676,446	726,897,421
Repayment of short-term borrowings	(1,015,999,276)	(631,485,230)	(641,291,131)
Repayment of promissory notes	(30,000,000)	(80,000,000)	(15,000,000)
Proceeds from long-term debt	74,979,192	10,000,000	100,945,569
Repayment of long-term debt	(323,318,700)	(254,382,231)	(241,655,460)
Proceeds from exercise of employee stock options	3,525,007	2,217,678	215,026
Proceeds from issuance of ordinary shares	0	199,122,212	0
Proceeds from issuance of Convertible Preferred Shares	308,297,502	0	0
Redemption of noncontrolling interest	0	0	(9,013,444)
Net cash (used in) provided by financing activities	268,854,825	(37,851,125)	(78,902,019)
Effect of exchange rate changes	1,225,601	(702,623)	66,544
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(254,192,854)	72,345,818	(6,767,055)
CASH AND CASH EQUIVALENTS, beginning of year	515,808,332	443,462,514	450,229,569
CASH AND CASH EQUIVALENTS, end of year	261,615,478	515,808,332	443,462,514
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION:
Income taxes paid	3,192,510	3,444,934	9,636,901
Interest Paid	38,765,494	33,686,823	37,934,992
SUPPLEMENTAL DISCLOSURES OF NON-CASH, INVESTING AND FINANCING ACTIVITIES
Accounts payable for plant and equipment	(118,736,645)	(342,373,019)	(105,618,026)
Long-term payable for acquired intangible assets	0	(5,015,672)	(28,966,666)
Receivable for sales of manufacturing equipment	$ 0	$ 0	$ 23,137,764

General	12 Months Ended
Dec. 31, 2011
General [Abstract]
General
1.	General

Semiconductor Manufacturing International Corporation was incorporated under the laws of the Cayman Islands on April 3, 2000. The addresses of the registered office and principal place of business of the Company are disclosed in the introduction to the annual report. The Company is an investment holding company. Semiconductor Manufacturing International Corporation and its subsidiaries (hereinafter collectively referred to as the “Company” or “SMIC”) are mainly engaged in the computer-aided design, manufacturing, packaging, testing and trading of integrated circuits and other semiconductor services, as well as manufacturing and designing semiconductor masks. The principal subsidiaries and their activities are set out in Appendix 1.

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2.	Summary of Significant Accounting Policies

	(a)	Basis of presentation
The consolidated financial statements of the Company are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

	(b)	Principles of consolidation
The consolidated financial statements include the accounts of the Company, its majority owned subsidiaries and its consolidated affiliate. All inter-company transactions and balances have been eliminated upon consolidation.

	(c)	Use of estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the financial statements. Significant accounting estimates reflected in the Company’s financial statements include contingent liabilities, valuation allowance for deferred tax assets, allowance for doubtful accounts, inventory valuation, non-marketable equity investment valuation, useful lives of plant and equipment and acquired intangible assets, impairment of long- lived assets, accrued expenses, contingencies and assumptions related to the valuation of share- based compensation and related forfeiture rates. The Company believes that the accounting estimates employed are appropriate and the resulting balances are reasonable; however, due to the inherent uncertainties in making estimates, actual results could differ from the original estimates, requiring adjustments to these balances in future periods.

	(d)	Cash and cash equivalents
Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased.

	(e)	Restricted Cash
Restricted cash consists of bank deposits pledged against letters of credit and short-term credit facilities and unused government subsidies for certain research and development projects.

	(f)	Investments
Short-term investments primarily consist of trading securities, which are recorded at fair value with unrealized gains and losses included in earnings.

Equity investments are recorded in long-term assets and accounted for under the equity method when the Company has the ability to exercise significant influence, but not control, over the investee or under the cost method when the investment does not qualify for the equity method. Equity investments only include non- marketable investments.

	(g)	Concentration of credit risk
Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments, accounts receivable, receivable for sale of manufacturing equipment and other long-term assets. The Company places its cash and cash equivalents with reputable financial institutions.

The Company conducts credit evaluations of customers and generally does not require collateral or other security from its customers. The Company establishes an allowance for doubtful accounts based upon estimates, factors surrounding the credit risk of specific customers and other information.

The change in the allowances for doubtful accounts is as follows:

Allowances for accounts receivable	2011	2010	2009
Balance, beginning of year	$49,373,296	$96,144,543	$5,680,658
Provision recorded during the year	551,059	1,076,767	94,704,790
Write-offs in the year	(703,687)	(19,348,014)	(4,240,905)
Recovered in the year	(6,400,000)	(28,500,000)	—
Balance, end of year	$42,820,668	$49,373,296	$96,144,543

The Company collected $6,400,000 and $28,500,000 from a managed government-owned foundry during the year ended December 31, 2011 and 2010 for which a specific allowance had been previously provided.

Allowances for receivable for sale of Equipment and
other fixed assets	2011	2010	2009
Balance, beginning of year	$3,944,204	$21,120,871	$—
Provision recorded during the year	—	—	21,120,871
Write-offs in the year	(3,944,204)	(17,176,667)	—
Recovered in the year	—	—	—
Balance, end of year	$—	$3,944,204	$21,120,871

(h)	Inventories
Inventories are stated at the lower of cost (weighted average) or market. Cost comprises direct materials, direct labor costs and those overheads that were incurred in bringing the inventories to their present location and condition.

(i)	Prepaid land use rights
Prepaid land use rights, which are all located in the PRC, are recorded at cost and are charged to income ratably over the term of the land use agreements which range from 50 to 70 years.

(j)	Plant and equipment, net
Plant and equipment are carried at cost less accumulated depreciation and are depreciated on a straight-line basis over the following estimated useful lives:

Buildings	25 years
Facility machinery and equipment	10 years
Manufacturing machinery and equipment	5–7 years
Furniture and office equipment	3–5 years
Transportation equipment	5 years

The Company constructs certain of its plant and equipment. In addition to costs under the construction contracts, external costs directly related to the construction of such facilities, including duties and tariffs, equipment installation and shipping costs, are capitalized. Interest incurred during the active construction period is capitalized. All amounts are recorded net of government subsidies received. Depreciation is recorded at the time assets are ready for their intended use.

(k)	Acquired intangible assets
Acquired intangible assets, which consists primarily of technology, licenses and patents, are carried at cost less accumulated amortization. Amortization is computed using the straight-line method over the expected useful lives of the assets of three to ten years.

(l)	Impairment of long-lived assets
The Company assesses the impairment of long-lived assets when events or changes in circumstances indicate that the carrying value of the assets or the asset group may not be recoverable. Factors that the Company considers in deciding when to perform an impairment review include, but are not limited to, significant under-performance of a business or product line in relation to expectations, significant negative industry or economic trends, and significant changes or planned changes in our use of the assets. An impairment analysis is performed at the lowest level of identifiable independent cash flows for an asset or asset group. The Company makes subjective judgments in determining the independent cash flows that can be related to a specific asset group based on its asset usage model and manufacturing capabilities. The Company measures the recoverability of assets that will continue to be used in its operations by comparing the carrying value of the asset group to its estimate of the related total future undiscounted cash flows. If an asset group’s carrying value is not recoverable through the related undiscounted cash flows, the impairment loss is measured by comparing the difference between the asset group’s carrying value and its fair value, based on the best information available, including market prices or discounted cash flow analysis.

(m)	Revenue recognition
The Company manufactures semiconductor wafers for its customers based on the customers’ designs and specifications pursuant to manufacturing agreements and/or purchase orders. The Company also sells certain semiconductor standard products to customers. Revenue is recognized when persuasive evidence of an arrangement exists, service has been performed, the fee is fixed or determinable and collectability is reasonably assured. Sales to customers are recognized upon shipment and title transfer, if all other criteria have been met. The Company also provides certain services, such as mask making, testing and probing. Revenue is recognized when the services are completed or upon shipment of semiconductor products, if all other criteria have been met.

Revenue is measured at the fair value of the consideration received or receivable and represents amounts receivable for goods sold and services provided in the normal courses of business, net of discounts and sales-related taxes.

Customers have the right of return within one year pursuant to warranty and sales return provisions. The Company typically performs tests of its products prior to shipment to identify yield rate per wafer. Occasionally, product tests performed after shipment identify yields below the level agreed with the customer. In those circumstances, the customer arrangement may provide for a reduction to the price paid by the customer or for the costs to return products and to ship replacement products to the customer. The Company estimates the amount of sales returns and the cost of replacement products based on the historical trend of returns and warranty replacements relative to sales as well as a consideration of any current information regarding specific known product defects at customers that may exceed historical trends.

The Company provides management services to certain government-owned foundries. Service revenue is recognized when persuasive evidence of an arrangement exists, service has been performed, the fee is fixed or determinable, and collectability is reasonably assured.

(n)	Capitalization of interest
Interest incurred during the active construction period is capitalized, net of government subsidies received. The interest capitalized is determined by applying the borrowing interest rate to the average amount of accumulated capital expenditures for the assets under construction during the period. Capitalized interest is added to the cost of the underlying assets and is amortized over the useful life of the assets. Government subsidies, capitalized interest and net interest expense are as follows:

	For the year ended December 31,
	2011	2010	2009
Total actual interest expense
(non-litigation)	$39,567,076	$34,016,123	$41,421,385
Recorded in the consolidated statements of
comprehensive income
Interest expense	(20,582,726)	(22,563,056)	(24,586,689)
Gain (Loss) on discontinued operations	—	(92,774)	(112,647)
Gross capitalized interest	18,984,350	11,360,293	16,722,049
Government subsidies	(825,787)	(4,190,735)	(11,617,950)
Net capitalized interest	$18,158,563	$7,169,558	$5,104,099

(o)	Government subsidies
The Company received the following types of government subsidies:

Government subsidies under specific R&D projects
The Company received government awards of $126.1 million, $82.4 million, $97.6 million and recognized $42.6 million, $32.8 million, and $31.9 million in the form of reimbursement of certain R&D expenses in 2011, 2010 and 2009, respectively, for several specific R&D projects. The awards are recorded as restricted cash upon receipt and deferred until the milestones specified in the terms of the subsidy have been reached, at which time they are recorded as a reduction in R&D expense.

Government subsidies for specific intended use
The Company received government subsidies in cash of $0.8 million, $4.2 million, and $11.6 million in 2011, 2010 and 2009, respectively, which were determined based on the estimated interest expense to be incurred, in each of the respective years, on the Company’s budgeted outstanding borrowings. These government subsidies are recorded as a liability upon receipt and until the requirements (if any) specified in the terms of the subsidy have been reached, at which time they are recorded as a reduction in interest expense.

Certain local governments provided subsidies to encourage the Company to participate and manage new plants relating to the integrated circuit industry. In 2011, 2010 and 2009 the Company received local government subsidies of $2.0 million, $26.9 million and $54.1 million, respectively. The Company recorded $2.4 million, $26.7 million and $57.3 million as a reduction to the carrying value of the fixed assets or construction in progress in 2011, 2010 and 2009, respectively.

General purpose government subsidies and rewards
The government provided subsidies of $1.7 million with no restriction on use in 2011. The Company considers the grants as being provided for general operating purposes, as the government did not identify specific projects or types of expenses in connection with these subsidies. As such, they were recorded as other operating income in 2011 upon receipt.

(p)	Research and development costs
Research and development costs are expensed as incurred and reported net of related government subsidies.

(q)	Start-up costs
The Company expenses all costs incurred in connection with start-up activities, including preproduction costs associated with new manufacturing facilities and costs incurred with the formation of the Company such as organization costs. Preproduction costs including the design, formulation and testing of new products or process alternatives are included in research and development expenses. Preproduction costs including facility and employee costs incurred in connection with constructing new manufacturing plants are included in general and administrative expenses.

(r)	Foreign currency translation
The United States dollar (“US dollar”), the currency in which a substantial portion of the Company’s transactions are denominated, is used as the functional and reporting currency of the Company. Monetary assets and liabilities denominated in currencies other than the US dollar are translated into US dollar at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the US dollar during the year are converted into the US dollar at the applicable rates of exchange prevailing on the transaction dates. Transaction gains and losses are recognized as other income (expense) in the statements of comprehensive income.

The financial records of certain of the Company’s subsidiaries are maintained in local currencies other than the US dollar, such as Japanese Yen, which are their functional currencies. Assets and liabilities are translated at the exchange rates at the balance sheet date. Equity accounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the monthly weighted average exchange rates. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income (loss) in the statements of equity and comprehensive income (loss).

(s)	Income taxes
Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

As part of the process of preparing financial statements, the Company is required to estimate its income taxes in each of the jurisdictions in which it operates. The Company accounts for income taxes using the asset and liability method. Under this method, deferred income taxes are recognized for tax consequences in future years for differences between the tax bases of assets and liabilities and their financial reporting amounts at each year-end, based on enacted laws and statutory tax rates applicable to the difference that are expected to affect taxable income. Valuation allowances are provided if based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained upon examination by the tax authorities based on the technical merits of the position.

(t)	Comprehensive income (loss)
Comprehensive income is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive income, as presented on the accompanying consolidated balance sheets, consists of the cumulative foreign currency translation adjustment.

(u)	Fair value
The Company defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, we consider the principal or most advantageous market in which we would transact and we consider assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of non-performance.

The Company utilizes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Observable inputs are obtained from independent sources and can be validated by a third party, whereas unobservable inputs reflect assumptions regarding what a third party would use in pricing an asset or liability. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The Company establishes three levels of inputs that may be used to measure fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs as follows:

Level 1 —	Quoted prices in active markets for identical assets or liabilities.

Level 2 —	Inputs other than quoted market prices in active markets that are observable, either directly or indirectly.

Level 3 — Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

The Company uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. The Company performs a thorough analysis of the assets and liabilities that are subject to fair value measurements and disclosures to determine the appropriate level based on the observability of the inputs used in the valuation techniques. Assets and liabilities carried at fair value are classified in the categories described above based on the lowest level input that is significant to the fair value measurement in its entirety.

The Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information the Company obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Company generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Company’s evaluation of those factors changes.

Financial instruments include cash and cash equivalents, restricted cash, short-term investments, short-term borrowings, long-term promissory notes, long-term payables relating to license agreements, long-term debt, accounts payables, accounts receivables, receivables for sale of equipments and other long-term assets. The carrying values of cash and cash equivalents, restricted cash, short-term investments and short-term borrowings approximate their fair values based on quoted market values or due to their short-term maturities. The carrying values of long-term promissory notes approximate their fair values as the interest rates used to discount the promissory notes did not fluctuate significantly between the date the notes were recorded and December 31, 2011. The Company’s other financial instruments that are not recorded at fair value are not significant.

(v)	Share-based compensation
The Company grants stock options to its employees and certain non-employees. Share-based compensation cost is measured at the grant date, based on the fair value of the award, and is recognized, net of expected forfeitures, as an expense over the employee’s requisite service period (generally the vesting period of the equity grant).

(w)	Derivative financial instruments
The Company’s primary objective for holding derivative financial instruments is to manage currency and interest rate risks. The Company records derivative instruments as assets or liabilities, measured at fair value. The Company does not offset the carrying amounts of derivatives with the same counterparty. The recognition of gains or losses resulting from changes in the values of those derivative instruments is based on the use of each derivative instrument.

(x)	Recently issued accounting standards
In May 2011, the FASB issued revised guidance on the “Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs”. The revised guidance specifies how to measure fair value and improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs, not requiring additional fair value measurements and not intending to establish valuation standards or affect valuation practices outside of financial reporting. The revised guidance is effective to all reporting entities that are required or permitted to measure or disclose the fair value of an asset, a liability, or an instrument classified in a reporting entity’s shareholders’ equity in the financial statements during interim and annual periods beginning after December 15, 2011. Early adoption is not permitted. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

On June 16, 2011, the FASB issued ASU 2011-05, which revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in ASC 220 and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The ASU does not change the items that must be reported in other comprehensive income. With the exception of the indefinite deferral of the provisions that require entities to present, in both net income and OCI, adjustments of items that are reclassified from OCI to net income, for public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. For nonpublic entities, the amendments are effective for fiscal years ending after December 15, 2012, and interim and annual periods thereafter. Early adoption is permitted. The amendments do not require incremental disclosures in addition to those required by ASC 250 or any transition guidance. The Company has early adopted the revised guidance on both Presentation of Comprehensive Income and Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards.

In September 2011, the FASB revised guidance on “Testing of Goodwill for Impairment”. The revised guidance specifies that an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. An entity can choose to perform the qualitative assessment on none, some or all of its reporting units. Moreover, an entity can bypass the qualitative assessment for any reporting unit in any period and proceed directly to step one of the impairment test, and then resume performing the qualitative assessment in any subsequent period. The revised guidance is effective to both public and nonpublic entities that have goodwill reported in their financial statements during interim and annual periods beginning after December 15, 2011. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In December 2011, the FASB issued revised guidance on “Disclosures About Offsetting Assets and Liabilities”. The revised guidance specifies that an entity should disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The revised guidance affects all entities that have financial instruments and derivative instruments. The revised guidance is effective for interim or annual periods beginning after December 15, 2011. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

(y)	Earnings (loss) per share
Basic earnings (loss) per share is computed by dividing income (loss) attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding. Diluted earnings — per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary share equivalents are excluded from the computation in income (loss) periods should their effects be anti-dilutive.

Fair Value	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Fair Value
3.	Fair Value

Assets/Liabilities Measured at Fair Value on a Recurring Basis
Assets and liabilities measured on the Company’s balance sheet at fair value on a recurring basis subsequent to initial recognition consisted of the following:

	Fair Value Measurements at December 31, 2011 Using
	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Instruments	Inputs	Inputs	Total Gains
	(Level 1)	(Level 2)	(Level 3)	(Losses)
Assets:
Forward foreign exchange contracts	$—	$938,531	$—	$3,259,024
Derivative assets measured at fair value	$—	$938,531	$—	$3,259,024
Liabilities:
Forward foreign exchange contracts	$—	$(815,494)	$—	$(2,181,171)
Interest rate swap contracts	—	(404,549)	—	(585,415)
Cross-currency interest rate swap
contracts	—	(463,365)	—	(303,285)
Derivative liabilities measured at fair
value	$—	$(1,683,408)	$—	$(3,069,871)

	Fair Value Measurements at December 31, 2010 Using
	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Instruments	Inputs	Inputs	Total Gains
	(Level 1)	(Level 2)	(Level 3)	(Losses)
Assets:
Forward foreign exchange contracts	$—	$694,795	$—	$2,204,383
Cross-currency interest rate swap
contracts	—	—	—	291,694
Derivative assets measured at fair value	$—	$694,795	$—	$2,496,077
Liabilities:
Forward foreign exchange contracts	$—	$(479,735)	$—	$(4,169,805)
Interest rate swap contracts	—	(1,380,454)	—	(949,068)
Cross-currency interest rate swap
contracts	—	(1,292,475)	—	(957,678)
Derivative liabilities measured at fair
value	$—	$(3,152,664)	$—	$(6,076,551)

	Fair Value Measurements at December 31, 2009 Using
	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Instruments	Inputs	Inputs	Total Gains
	(Level 1)	(Level 2)	(Level 3)	(Losses)
Assets:
Forward foreign exchange contracts	$—	$54,442	$—	$3,961,279
Interest rate swap contracts	—	—	—	104,000
Cross-currency interest swap contracts	—	503,551	—	1,086,822
Derivative assets measured at fair value	$—	$557,993	$—	$5,152,101
Liabilities:
Forward foreign exchange contracts	$—	$(483,421)	$—	$(3,835,234)
Interest rate swap contracts	—	(529,712)	—	(127,336)
Cross-currency interest rate swap
contracts	—	(388,913)	—	(519,099)
Commitment to issue shares and
warrants relating to litigation
settlement	—	(120,237,773)	—	(30,100,793)
Derivative liabilities measured at fair
value	$—	$(121,639,819)	$—	$(34,582,462)

The Company prices its derivative financial instruments, consisting of forward foreign exchange contracts and interest rate swap contracts using level 2 inputs such as exchange rates and interest rates for instruments of comparable durations and profiles.

Assets Measured at Fair Value on a Nonrecurring Basis

Fair value of long-lived assets held and used was determined by discounted cash flow technique, which includes the future cash flows that are directly associated with and that are expected to arise as a direct result of the use and eventual disposition of the asset. Estimates of future cash flows used to test the recoverability of a long-lived asset incorporated the Company’s own assumptions about its use of the asset and considered all available evidence. Fair value of long-lived assets held for sale was determined by the price that would be received to sell the asset in an orderly transaction between market participants.

The Company did not have any asset measured at fair value on a nonrecurring basis as of December 31, 2011 and 2010.

	Fair Value Measurements at December 31, 2009 Using
	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Instruments	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total Losses
Long-lived assets held
and used	$—	$—	$28,424,849	$(5,269,281)
Long-lived assets held
for sale	—	—	8,184,462	(22,718,729)
	$—	$—	$36,609,311	$(27,988,010)

In 2009, long-lived assets held and used with a carrying amount of $33.7 million were written down to their fair value of $28.4 million, resulting in an impairment charge of $5.3 million. In addition, long- lived assets held for sale with a carrying amount of $30.9 million were written down to their fair value less cost to sell of $8.2 million, resulting in a loss of $22.7 million. All such amounts were included in impairment loss of long-lived assets in the consolidated statements of comprehensive income for the year ended December 31, 2009.

Restricted Cash	12 Months Ended
Dec. 31, 2011
Restricted Cash [Abstract]
Restricted Cash
4.	Restricted Cash

As of December 31, 2011, 2010 and 2009, restricted cash consisted of $46,272,510, $128,818,265 and $20,360,185 of bank time deposits pledged against letters of credit and short-term borrowings, and $90,634,616, $32,531,992 and nil government subsidies mainly for the reimbursement of research and development expenses to be incurred in certain government sponsored projects, respectively.

Derivative Financial Instruments	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments [Abstract]
Derivative Financial Instruments
5.	Derivative Financial Instruments

The Company has the following notional amount of derivative instruments:

	December 31,
	2011	2010	2009
Forward foreign exchange contracts	$165,646,228	$92,859,692	$33,501,503
Interest rate swap contracts	48,000,000	76,000,000	54,000,000
Cross-currency interest rate swap contracts	3,669,691	11,279,915	24,699,730
	$217,315,919	$180,139,607	$112,201,233

The Company purchases foreign-currency forward exchange contracts with contract terms expiring within one year to protect against the adverse effect that exchange rate fluctuations may have on foreign- currency denominated purchase activities, principally the Renminbi, the Japanese Yen and the European Euro. The foreign-currency forward exchange contracts do not qualify for hedge accounting. In 2011, 2010 and 2009, the change in fair value of forward contracts was presented in foreign currency exchange gain in the consolidated statements of comprehensive income. Notional amounts are stated in the US dollar equivalents at spot exchange rates at the respective dates.

	Notional	US dollar
Settlement currency	amount	equivalents
As of December 31, 2011
Euro	3,600,000	$4,653,360
Renminbi	1,013,047,623	160,992,868
		$165,646,228
As of December 31, 2010
Euro	7,682,707	$10,174,977
Renminbi	546,297,909	82,684,715
		$92,859,692
As of December 31, 2009
Euro	14,825,188	$21,265,249
Renminbi	83,496,523	12,236,254
		$33,501,503

In 2011, 2010 and 2009, the Company entered into cross-currency interest rate swap agreements to protect against volatility of future cash flows caused by the changes in both interest rates and exchange rates associated with outstanding long-term debt denominated in a currency other than the US dollar. In 2011, 2010 and 2009, gains or losses on the interest rate swap contracts were recognized as interest expense in the consolidated statements of comprehensive income. As of December 31, 2011, 2010 and 2009, the Company had outstanding cross-currency interest rate swap contracts as follows:

	Notional	US dollar
Settlement currency	amount	equivalents
As of December 31, 2011
Euro	2,839,000	$3,669,691
As of December 31, 2010
Euro	8,517,000	$11,279,915
As of December 31, 2009
Euro	17,219,555	$24,699,730

In 2011, 2010 and 2009, the Company entered into various interest rates swap agreements to protect against volatility of future cash flows caused by the changes in interest rates associated with outstanding debt. The fair values of each derivative instrument is follows:

	December 31,
	2011	2010	2009
Forward foreign exchange contracts	$123,037	$215,060	$(428,979)
Interest rate swap contracts	(404,549)	(1,380,454)	(529,712)
Cross-currency interest rate swap contracts	(463,365)	(1,292,475)	114,638
	$(744,877)	$(2,457,869)	$(844,053)

As of December 31, 2011, 2010 and 2009, the fair value of the derivative instruments was recorded in accrued expenses and other current liabilities and prepaid expense and other current assets.

Accounts Receivable, Net of Allowances	12 Months Ended
Dec. 31, 2011
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net of Allowances
6.	Accounts Receivable, Net of Allowances

The Company determines credit terms ranging from 30 to 60 days for each customer on a case-by-case basis, based on its assessment of such customer’s financial standing and business potential with the Company.

An aging analysis of accounts receivable, net of allowances for doubtful accounts, is as follows:

	2011	2010	2009
Current	$134,958,411	$174,378,643	$160,802,634
Overdue:
Within 30 days	26,467,938	25,395,378	30,882,525
Between 31 to 60 days	1,082,568	3,033,340	1,641,710
Over 60 days	2,724,676	3,815,480	10,963,676
	$165,233,593	$206,622,841	$204,290,545

Inventories	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
Inventories
7.	Inventories

	2011	2010	2009
Raw materials	$54,853,095	$79,037,913	$57,279,287
Work in progress	93,472,253	86,234,857	102,538,543
Finished goods	58,983,032	48,131,729	33,887,365
	$207,308,380	$213,404,499	$193,705,195

In 2011, 2010 and 2009, provisions for inventory write-downs amounted to $26,073,533, $19,893,861 and $26,296,168 respectively. Provisions for inventory write-downs were recorded in cost of sales to reflect the lower of cost or market adjustments.

Assets Held for Sale	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment Assets Held-for-sale Disclosure [Abstract]
Assets Held for Sale
8.	Assets Held for Sale

In 2009, the Company committed to a plan to complete its exit from the DRAM business and to sell certain fixed assets having a carrying value of $30,903,192 at the time when the decision to fully exit from the DRAM market was made. The Company began actively soliciting for potential buyers for these assets prior to December 31, 2009 and expected to sell them within the following twelve months. At December 31, 2009, the assets were classified as held for sale and were written down to $8,184,462 representing the Company’s estimate of fair value less costs to sell. Fair value of long-lived assets held for sale was determined by the price that would be received to sell the asset in an orderly transaction between market participants. $18,640,862 and $4,077,868 were recorded as a component of impairment loss and discontinued operation loss in the consolidated statements of comprehensive income, respectively.

In 2010, the Company sold a portion of such assets for $7,611,775, resulting in a gain of $1,455,721. As of December 31, 2010, the Company concluded that the remaining assets of $4,756,260 would not be sold within the following 12 months and, accordingly, reclassified such assets to assets held and used.

Plant and Equipment, Net	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Plant and Equipment, Net
9.	Plant and Equipment, Net

	2011	2010	2009
Buildings	$319,890,768	$311,717,261	$293,225,129
Facility machinery and equipment	575,422,687	565,829,867	552,373,720
Manufacturing machinery and equipment	6,310,595,278	5,584,906,496	5,398,887,677
Furniture and office equipment	86,537,280	78,075,574	74,206,691
Transportation equipment	2,212,489	2,109,425	1,890,082
	7,294,658,502	6,542,638,623	6,320,583,299
Less: accumulated depreciation	(5,370,041,078)	(4,902,754,755)	(4,299,836,387)
	1,924,617,424	1,639,883,868	2,020,746,912
Construction in progress	591,960,595	711,978,919	230,867,305
	$2,516,578,019	$2,351,862,787	$2,251,614,217

The Company recorded depreciation expense of $518,840,210, $584,241,805 and $746,684,986 for the years ended December 31, 2011,2010 and 2009, respectively.

The construction in progress balance of approximately $591,960,595 as of December 31, 2011, primarily consisted of $373,699,154 and $105,379,439 of the manufacturing equipment acquired to further expand the production capacity at the 12” fab in Beijing and Shanghai, respectively, and $92,373,431 related to the ongoing 8” wafer construction project at SMIC Shenzhen. The construction in progress at SMIC Beijing and SMIC Shanghai is currently estimated to be completed prior to June 2012. The additional amount paid to complete these construction initiatives is expected to be $62,000,000. The remainder of the construction in progress of $20,508,571 relates to various ongoing capital expenditure projects of other SMIC subsidiaries, which are expected to be completed by the second half of 2012.

Impairment of Plant and Equipment	12 Months Ended
Dec. 31, 2011
Impairment of plant and equipment [Abstract]
Impairment of plant and equipment
10.	Impairment of Plant and Equipment

In 2011 and 2010, the Company recorded an impairment loss of $17,691,318 and $8,442,050, respectively, associated with the disposal of fixed assets with outdated technologies, $3,304,125 of which in 2010 was related to the subsidiary that was deconsolidated in 2011.

In 2009, the effect of adverse market conditions and significant changes in the Company’s operations strategy led to the Company’s decision to abandon a group of long-lived assets. This group of long-lived assets was equipped with outdated technologies and no longer receives vendor support. As of December 31, 2009, this group of assets ceased to be used. As a result, the Company recorded an impairment loss of $102,363,799 and a discontinued operation loss of $2,312,736 after writing down the carrying value to zero, respectively.

Acquired Intangible Assets, Net	12 Months Ended
Dec. 31, 2011
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Acquired Intangible Assets, Net
11.	Acquired Intangible Assets, Net

	2011	2010	2009
Technology, Licenses and Patents
Cost:	$252,272,508	$236,690,448	$346,792,269
Accumulated Amortization	(72,993,175)	(62,869,597)	(164,098,164)
Acquired intangible assets, net	$179,279,333	$173,820,851	$182,694,105

The Company entered into several technology, patent and license agreements with third parties whereby the Company purchased intangible assets for $37,490,003, $18,294,616 and $23,334,825 in 2011, 2010 and 2009, respectively.

The Company recorded amortization expense of $31,449,387, $27,167,870 and $35,064,589 in 2011, 2010 and 2009 respectively. The Company expected to record amortization expenses related to the acquired intangible assets as follows:

Year	Amount
2012	$27,019,752
2013	$30,829,055
2014	$30,063,555
2015	$28,181,995
2016	$25,764,325

In 2009, the Company recorded impairment losses of $5,630,236 for licenses related to DRAM products that were no longer in use.

Equity Investment	12 Months Ended
Dec. 31, 2011
Equity Investment [Abstract]
Equity Investment
12.	Equity Investment

	December 31, 2011
	Carrying	% of
	Amount	Ownership
Equity method investment (unlisted)
Toppan SMIC Electronics (Shanghai) Co., Ltd.	$15,856,187	30.0
Cost method investments (unlisted)	$3,756,603	Less than 20.0
	$19,612,790

The Company assesses the status of its equity investments for impairment on a periodic basis. As of December 31, 2011, the Company has concluded that no impairment of its equity investments existed. The fair value of the Company’s cost-method investments was not estimated as there were no identified events or changes in circumstances that may have a significant adverse effect on the fair value of the investment.

Accounts Payable	12 Months Ended
Dec. 31, 2011
Accounts Payable [Abstract]
Accounts Payable
13.	Accounts Payable

An aging analysis of the accounts payable is as follows:

	2011	2010	2009
Current	$194,434,300	$429,831,103	$174,834,213
Overdue:
Within 30 days	42,278,040	42,087,271	25,335,474
Between 31 to 60 days	16,326,978	8,540,898	8,269,941
Over 60 days	27,651,412	35,118,013	20,443,176
	$280,690,730	$515,577,285	$228,882,804

Promissory Note	12 Months Ended
Dec. 31, 2011
Promissory Note [Abstract]
Schedule Of Outstanding Promissory Notes
14.	Promissory Note

In 2009, the Company reached a new settlement with TSMC as detailed in Note 27. Under this agreement, the remaining promissory note of $40,000,000 under the prior 2005 Settlement Agreement was cancelled. The Company issued twelve non-interest bearing promissory notes with an aggregate amount of $200,000,000 as the settlement consideration. The Company has recorded a discount of $8,067,071 for the imputed interest on the notes using an effective interest rate of 2.85% (which represents the Company’s average rate of borrowing for 2009), which was recorded as a reduction of the face amount of the promissory notes. In total, the Company paid TSMC $30,000,000 and $80,000,000 in 2011 and 2010, respectively. The outstanding promissory notes are as follows:

	December 31, 2011
		Discounted
Maturity	Face Value	value
2012, current portion	$30,000,000	$29,374,461
2013, non-current portion	30,000,000	28,559,711
Total	$60,000,000	$57,934,172

In 2011, 2010 and 2009, the Company recorded interest expense of $2,232,443, $3,768,799 and $2,070,569, respectively, as amortization of the discount.

Indebtedness	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Indebtedness
15.	Indebtedness

Short-term and long-term debts are as follows:

	2011	2010	2009
Short-term borrowings from commercial banks (a)	$607,427,103	$372,055,279	$286,864,063
Long-term debt by contracts (b):
Shanghai USD syndicate loan	$—	$—	$127,840,000
Shanghai USD & RMB loan	—	110,270,925	99,309,612
Beijing USD syndicate loan	180,084,000	290,062,000	300,060,000
EUR loan	8,270,540	25,422,024	50,227,567
Tianjin USD syndicate loan	—	86,300,000	179,000,000
Beijing USD & RMB loan	48,837,901	—	—
Shanghai USD loan	26,523,000	—	—
Total long-term debt	$263,715,441	$512,054,949	$756,437,179
Long-term debt by repayment schedule:
Within one year	$191,354,539	$333,458,941	$205,784,080
More than one year, but not exceeding
two years	72,360,902	178,596,008	334,995,270
More than two years, but not exceeding
five years	—	—	215,657,829
Total	$263,715,441	$512,054,949	$756,437,179
Less: current maturities of long-term debt	$191,354,539	333,458,941	205,784,080
Non-current maturities of long-term debt	$72,360,902	$178,596,008	$550,653,099

(a)	Short-term borrowings from commercial banks
As of December 31, 2011, the Company had 24 short-term credit agreements that provided total credit facilities of up to $919 million on a revolving credit basis. As of December 31, 2011, the Company had drawn down $607.4 million under these credit agreements and $311.6 million was available for future tradings and borrowings. The outstanding borrowings under the credit agreements are unsecured, except for $43.3 million, which is secured by term deposit, and $23.2 million, which is secured by real property with an original cost of $17.5 million. The interest expense incurred in 2011 was $20,818,060 of which $10,154,263 was capitalized as additions to assets under construction. The interest rate ranged from 1.6% to 7.2% in 2011.

As of December 31, 2010, the Company had 20 short-term credit agreements that provided total credit facilities of up to $583 million on a revolving credit basis. As of December 31, 2010, the Company had drawn down $372 million under these credit agreements and $211 million was available for future borrowings. The outstanding borrowings under the credit agreements are unsecured, except for $13 million, which is secured by term deposits. The interest expense incurred in 2010 was $12,037,913 of which $3,182,351 was capitalized as additions to assets under construction. The interest rate ranged from 1.11% to 5.84% in 2010.

As of December 31, 2009, the Company had 19 short-term credit agreements that provided total credit facilities of up to $337 million on a revolving credit basis. As of December 31, 2009, the Company had drawn down $287 million under these credit agreements and $50 million was available for future borrowings. The outstanding borrowings under the credit agreements are unsecured, except for $20 million, which is secured by term deposits. The interest expense incurred in 2009 was $11,250,052, of which $2,752,239 was capitalized as additions to assets under construction. The interest rate ranged from 1.11% to 8.75% in 2009.

(b)	Long-term debt
Shanghai USD & RMB loan
In June 2009, Semiconductor Manufacturing International (Shanghai) Corporation (“SMIS”) entered into the Shanghai USD & RMB loan, a two-year loan facility in the principal amount of $80,000,000 and RMB200,000,000 (approximately $29,309,012) with The Export-Import Bank of China. The principal amount was fully repaid in 2011.

The facility was secured by the manufacturing equipment located in SMIS’s 12-inch fab. This two year bank facility was used to finance future expansion and general corporate needs for SMIS’s 12-inch fab. The interest rates from the US tranche and RMB tranche varied from 2.4% to 4.86%.

Shanghai USD loan
In April 2011, SMIS entered into the Shanghai USD loan, a new two-year loan facility in the principal amount of US$69 million with The Export-Import Bank of China. This two-year bank facility was used to finance future expansion for SMIS’s 12-inch fab. As of December 31, 2011, SMIS had drawn down US$26.5 million. The principal amount of $3.0 million will be repayable within 2012 and $23.5 million be repayable in June 2013. The interest rate is 4.395%.

The total outstanding balance of the facilities is collateralized by certain equipment of SMIS with an original cost of US$38.6 million as of December 31, 2011.

The Shanghai USD loan contains covenants to maintain certain minimum coverage ratio. SMIS was in compliance with these covenants as of December 31, 2011.

Beijing USD syndicate loan
In May 2005, Semiconductor Manufacturing International (Beijing) Corporation (“SMIB”) entered into the Beijing USD syndicate loan, a five-year loan facility in the aggregate principal amount of $600,000,000, with a syndicate of financial institutions based in the PRC. The principal amount is repayable starting from December 2007 in six equal semi-annual installments. On June 26, 2009, SMIB and the syndicate amended the syndicated loan agreement to defer the commencement of the three remaining semi-annual payments to December 28, 2011. SMIB has made the repayment of $109 million in 2011. The amendment includes a provision for mandatory early repayment of a portion of the outstanding balance if SMIB’s financial performance exceeds certain pre-determined benchmarks. The amendment was accounted for as a modification as the terms of the amended instrument were not substantially different from the original terms. The interest rates before and after the amendment, changed from 2.59% to 2.9945%.

The total outstanding balance of the Beijing USD syndicate loan is collateralized by SMIB’s plant and equipment with an original cost of $1,318.6 million as of December 31, 2011.

The Beijing USD syndicate loan contains covenants to maintain minimum cash flows as a percentage of non- cash expenses and to limit total liabilities, excluding shareholder loans, as a percentage of total assets. SMIB was in compliance with these covenants as of December 31, 2011.

Beijing USD & RMB Loan
In September 2011, SMIB entered into the Beijing USD and RMB Loan, a two-year loan facility in the principal amount of US$25 million and RMB 150 million (approximately $24 million) with The Export-Import Bank of China. This two-year bank facility was used for working capital purposes. As of December 31, 2011, SMIB had drawn down US$25 million & RMB 150 million on this loan facility. The principal amount is repayable in September 2013. The interest rate is variable from 6.35% to 6.65%.

The total outstanding balance of the Beijing USD & RMB Loan is collateralized by SMIB’s plant and equipment with an original cost of $ 132.3 million as of December 31, 2011.

EUR loan
On December 15, 2005, the Company entered into a EUR denominated long-term loan facility agreement in the aggregate principal amount of EUR 85 million (equivalent to approximately US$105 million) with ABN Amro Bank N.V. Commerz Bank N.V., Shanghai Branch. The drawdown period of the facility ends on the earlier of (i) thirty six months after the execution of the agreement or (ii) the date which the loans have been fully drawn down. Each draw-down made under the facility shall be repaid in full by the Company in ten equal semi-annual installments starting from May 6, 2006. The interest rate is variable from 2.5% to 5.0%.

The total outstanding balance of the facility is collateralized by certain of SMIC Shanghai’s equipment at the original cost of US$115 million as of December 31, 2011.

Tianjin USD syndicate loan
In May 2006, Semiconductor Manufacturing International (Tianjin) Corporation (“SMIT”) entered into the Tianjin USD syndicate loan, a five-year loan facility in the aggregate principal amount of $300,000,000, with a syndicate of financial institutions based in the PRC. This five-year bank loan was used to expand the capacity of SMIT’s fab. The Company has guaranteed SMIT’s obligations under this facility. The principal amount was repayable starting from 2010 in six semi-annual installments and interest rate varied from 1.6% to 1.7%. In August 2011, the facility was fully repaid.

Details of the drawn down, repayment and outstanding balance of the abovementioned long-term debts are summarized as follows:

	Shanghai
	USD	Shanghai		Beijing USD	Beijing		Tianjin USD
	Syndicate	USD & RMB	Shanghai	Syndicate	USD &		Syndicate
	Loan	Loan	USD Loan	Loan	RMB Loan	EUR Loan	Loan
Balance at January 1, 2009	266,050,000	—		300,060,000		72,037,070	259,000,000
Drawn down	—	99,309,612		—			—
Repayment	138,210,000	—		—		21,809,503	80,000,000
Balance at December 31, 2009	127,840,000	99,309,612		300,060,000		50,227,567	179,000,000
Drawn down	—	10,961,313		—			—
Repayment	127,840,000	—		9,998,000		24,805,543	92,700,000
Balance at December 31, 2010	—	110,270,925	—	290,062,000		25,422,024	86,300,000
Drawn down	—	—	26,523,000	—	48,837,901	—	—
Repayment	—	110,270,925		109,978,000		17,151,484	86,300,000
Balance at December 31, 2011	—	—	26,523,000	180,084,000	48,837,901	8,270,540	—

Convertible preferred shares	12 Months Ended
Dec. 31, 2011
Convertible preferred shares [Abstract]
Convertible preferred shares
16.	Convertible Preferred Shares

Convertible Preferred Shares and Warrants
In June 2011, the Company issued 360,589,053 non-redeemable convertible preferred shares (the “Preferred Shares”) and a warrant (the “CIC Warrant”) to subscribe for up to 72,117,810 Preferred Shares, to Country Hill Limited, a wholly-owned subsidiary of China Investment Corporation (“CIC”), for an aggregate proceeds of approximately US$249 million, net of issuance cost of US$0.6 million which was deducted from the carrying value of the Preferred Shares.

In September 2011, the Company issued 84,956,858 Preferred Shares and a Warrant (the “Datang Warrant” and, together with the CIC Warrant, the “Warrant”) to subscribe for up to 16,991,371 Preferred Shares, to Datang Holdings (Hong Kong) Investment Company Limited (“Datang”), for aggregate proceeds of approximately US$58.9 million.

The par value and the issue price of the Preferred Shares are US$0.0004 and HK$5.39 (USD:HKD = 1:7.7943) per share, respectively. The exercise price of the Warrants is HK$5.39.

The Company allocated total proceeds between the Preferred Shares and Warrant based on relative fair value on the issuance day and recorded $292,634,466 and $15,484,818 to additional paid in capital for Preferred Shares and Warrant respectively. The fair value of the Warrants is determined by applying the Black-Scholes option pricing model, with the following assumptions used:

Expected volatility (%)	51.65%~53.67%
Risk-free interest rate (per annum) (%)	0.09%~0.18%
Expected dividend yield (%)	Nil
Expected term (years)	1 year

The Company assessed beneficial conversion feature (“BCF”) attributable to the Preferred shares and Warrants at each commitment date. The Company recognized $64,970,095 as deemed dividend in the consolidated statements of comprehensive income, in relation to the Preferred Shares and Warrants issued to CIC, associate with the BCF as of the commitment date. The Company determined that there was no BCF attributable to the Preferred Shares and Warrants issued in September 2011 as the effective conversion prices were greater than the fair value of the ordinary shares on the commitment date.

Voting
The Preferred Shares will entitle the holders thereof to receive notice of, attend and vote at any meeting of shareholders of the Company. Each Preferred Share will confer on its holder such number of voting rights as if the Preferred Share had been converted into ordinary shares.

Dividend entitlements
The Preferred Shares will rank pari passu in respect of entitlement to dividends and other income distribution as ordinary shares.

Ranking
The Preferred Shares will, upon issue, rank (a) pari passu with the claims of holders of (i) any class of preferred share capital of the Company and (ii) other obligations of the Company which rank pari passu with the Preferred Shares or such preferred shares and (b) in priority (including with respect to distribution of proceeds upon any liquidation event up to the amount paid up) to any payment to the holders of ordinary shares of the Company and other obligations of the Company, incurred directly or indirectly by it, which rank, or are expressed to rank, pari passu with the claims of the ordinary shares.

Liquidation preference
On a liquidation or similar dissolution events, the assets of the Company available for distribution among the members will be applied first in paying an amount equal to the amount paid up or credited as paid on such shares to the holders of the Preferred Shares and holders of other preference shares of the Company in priority to those of holders of ordinary shares.

Conversion Rights
The holders of the Preferred Shares will have the right at any time to convert their Preferred Shares into fully paid ordinary shares and the Preferred Shares will be mandatorily converted into ordinary shares at the then applicable conversion rate on June 4, 2012.

The initial conversion rate will be ten ordinary shares per Preferred Share, and is subject to adjustment upon the occurrence of certain prescribed events such as capitalisation of profits or reserves, consolidations, sub-divisions and re-classifications of shares, capital distributions, issue of shares or other securities, and the issue of a new class of shares carrying voting rights.

Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Discontinued Operations
17.	Discontinued Operations

On March 1, 2011, the Company sold its majority ownership interest in Semiconductor Manufacturing International (AT) Corporation (“AT”) and deconsolidated the entity. As a result, all previously issued preferred securities by AT were cancelled. The Company retained a 10% interest in AT and will account for such investment under the cost method in future periods as it no longer has a controlling financial interest nor significant influence over AT. The Company reported the results of the AT as a discontinued operation in the condensed consolidated statements of comprehensive income. No cash or other consideration was received by the Company in conjunction with the disposition.

The Company recorded a gain of $17,103,295 on the deconsolidation of AT equal to the difference between (i) the sum of (a) the fair value of the retained noncontrolling investments in AT, and (b) the carrying amount of the aforementioned noncontrolling interest in AT, and (ii) the carrying amount of AT’s assets and liabilities. Income from discontinued operations of $14,741,100 represents both the results of operations of AT for the period from January 1, 2011 to the date it was deconsolidated and the gain on deconsolidation of AT.

Accordingly, the discontinued operations were retrospectively reflected for all the years presented in the Company’s consolidated statements of comprehensive income. The following shows summarized operating results reported as discontinued operations for the years ended December 31, 2011, 2010, and 2009:

	(in US dollars)
	For the year ended December 31,
	2011	2010	2009
Sales	$4,005,078	$22,340,048	$32,721,717
Cost of sales	5,411,543	26,072,103	44,962,207
Gross profit (loss)	(1,406,465)	(3,732,055)	(12,240,490)
Total expenses, net	955,730	3,623,506	6,560,318
Net loss before Income Tax	(2,362,195)	(7,355,561)	(18,800,808)
Income tax (expenses) benefits	—	—	—
Gain on disposition of discontinued operations, net of taxes	17,103,295	—	—
Income(loss) from discontinued operations	$14,741,100	($7,355,561)	($18,800,808)

Income Taxes	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Taxes
18.	Income Taxes

Semiconductor Manufacturing International Corporation is a tax-exempted company incorporated in the Cayman Islands.

Prior to January 1, 2008, the subsidiaries incorporated in the PRC were governed by the Income Tax Law of the PRC Concerning Foreign Investment and Foreign Enterprises and various local income tax laws (the “FEIT Laws”).

The Law of the People’s Republic of China on Income Tax (“New EIT Law”) was promulgated on March 16, 2007, which became effective January 1, 2008. Under the New EIT Law, domestically- owned enterprises and foreign invested enterprises (“FIEs”) are subject to a uniform tax rate of 25%. For enterprises entitled to a preferential tax rate of 25% throughout a five-year period. Pursuant to Guofa [2007] No. 39 (”Circular No. 39”), the application tax rates during the five-year transitional period are as follows: 18% in 2008, 20% in 2009, 22% in 2010, 24% in 2011 and 25% in 2012 and thereafter. Tax holidays enjoyed under the FEIT Laws may be enjoyed until the end of the holiday.

Pursuant to Caishui Circular [2008] No.1 (“Circular No.1”) promulgated on February 22, 2008, integrated circuit production enterprises whose total investment exceeds RMB8,000 million (approximately $1,095 million) or whose integrated circuits have a line width of less than 0.25 micron are entitled to preferential tax rate of 15%. Enterprises with an operation period of more than 15 years are entitled to a full exemption from income tax for five years starting from the first profitable year after utilizing all prior years’ tax losses and 50% reduction for the following five years. Pursuant to Caishui Circular [2009] No.69 (“Circular No. 69”), the 50% reduction should be based on the statutory tax rate of 25% unless the income tax rate of the Company is reduced by the tax incentives granted by Circular No.39.

On January 28, 2011, the State Council of China issued Guofa [2011] No.4 (“Circular No.4”), the Notice on Certain Policies to Further Encourage the Development of the Software and Integrated Circuit Industries which reinstates the EIT incentives stipulated by Circular No.1 for the software and integrated circular enterprises.

The detailed tax status of SMIC’s PRC entities is elaborated as follows:

1)	SMIS

Pursuant to relevant tax regulation, SMIS began a 10-year tax holiday (five year full exemption followed by five year half reduction) from 2004 after utilizing all prior years’ tax losses. As SMIS is a manufacturing company located in Shanghai’s Pudong New Area, it can continue its tax holiday based on the transitional income tax rate granted by Circular No.39 instead of the statutory income tax rate.

The income tax rate for SMIS was 12% in 2011 and will be 12.5% in 2012 and 2013. After that, the income tax rate will be 15%.

2)	SMIB and SMIT

In accordance with Circular No.1 and Circular No.4, SMIB and SMIT are entitled to the preferential tax rate of 15% and 10-year tax holiday (five year full exemption followed by five year half reduction) subsequent to their first profit-making years after utilizing all prior tax losses but no later than December 31, 2017. Both entities were in accumulative loss positions as of December 31, 2011 and the tax holiday has not begun to take effect.

The Company’s other subsidiaries are subject to respective local income tax laws, including those of Japan, the United States of America and European countries, whose income tax expenses for the years of 2011,2010 and 2009 were as follows:

	2011	2010	2009
US subsidiary	$213,723	$210,000	$252,000
European subsidiary	215,922	152,105	141,431

In 2011, 2010 and 2009, the Company had minimal taxable income in Hong Kong. In 2011, the Company accrued $12,948 for income tax expense in Taiwan.

The provision for income taxes by tax jurisdiction is as follows:

	December 31
	2011	2010	2009
PRC
Current	$920,661	$4,916,947	$40,949
Adjustments on deferred tax assets and liabilities
for enacted changes in tax rate	—	—	(32,403,299)
Deferred	81,139,452	(10,097,549)	(23,818,794)
Other jurisdiction, current	442,593	362,105	9,556,902
Income tax (benefit) expense	$82,502,706	$(4,818,497)	$(46,624,242)

The income (loss) before income taxes by tax jurisdiction is as follows:

	December 31
	2011	2010	2009
PRC	$(163,355,291)	$62,898,157	$(774,867,562)
Other jurisdictions	(18,921,102)	(46,635,277)	(213,651,272)
	$(182,276,393)	$16,262,880	$(988,518,834)

Details of deferred tax assets and liabilities are as follows:

	2011	2010	2009
Deferred tax assets:
Allowances and reserves	$4,633,904	$3,102,688	$13,019,352
Start-up costs	31,157,821	23,309,859	159,707
Net operating loss carry forwards	197,262,277	185,443,770	109,384,792
Unrealized exchange loss	—	—	6,006
Depreciation and impairment of
fixed assets	80,477,329	62,068,769	79,104,144
Subsidy on long lived assets	—	148,473	479,818
Accrued expenses	2,389,533	2,382,856	1,936,337
Total deferred tax assets	315,920,864	276,456,415	204,090,156
Valuation allowance	(284,133,460)	(163,767,922)	(101,558,305)
Net deferred tax assets	$31,787,404	$112,688,493	$102,531,851
Current portion of deferred tax assets	$3,273,728	$3,638,427	$8,173,216
Non-current portion of deferred
tax assets	28,513,676	109,050,066	94,358,635
Net deferred tax assets	$31,787,404	$112,688,493	$102,531,851
Deferred tax liability:
Capitalized interest	(1,266,091)	(1,049,162)	(1,035,164)
Unrealized exchange gain	(66,529)	(45,095)	—
Total deferred tax liabilities	(1,332,620)	(1,094,257)	(1,035,164)
Non-current portion of deferred
tax liabilities	(1,332,620)	(1,094,257)	(1,035,164)
Total deferred tax liabilities	$(1,332,620)	$(1,094,257)	$(1,035,164)

The Company considers positive and negative evidence to determine whether some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible for tax purpose. Based on the current profit, projected future profitability, and other available evidence, the Company believed it was more-likely-than-not that SMIC will not realize all the deferred tax assets in the future periods. Thus, $284 million valuation allowances are provided for the deferred tax assets of SMIC.

The Company had no material uncertain tax positions as of December 31, 2011 or unrecognized tax benefits which would favorably affect the effective income tax rate in future periods. The Company classifies interest and/or penalties related to income tax matters in income tax expense. As of December 31, 2011, the amount of interest and penalties related to uncertain tax positions is immaterial. The Company does not anticipate any significant increases or decreases to its liability for unrecognized tax benefits within the next 12 months.

As of December 31, 2011, the Company’s PRC subsidiaries had net operating loss carried forward of $951.9 million, of which $252.7 million, $179.7 million, $237.7 million, $86.3 million and $195.5 million will expire in 2012, 2013, 2014, 2015 and 2016, respectively.

Under the New EIT Law, the profits of a foreign invested enterprise arising in 2008 and beyond that will be distributed to its immediate holding company outside China will be subject to a withholding tax rate of 10%. A lower withholding tax rate may be applied if there is a favorable tax treaty between mainland China and the jurisdiction of the foreign holding company. For example, holding companies in Hong Kong that are also tax residents in Hong Kong are eligible for a 5% withholding tax on dividends under the Tax Memorandum between China and the Hong Kong Special Administrative Region. Since the Company intends to reinvest its earnings to expand its businesses in mainland China, its PRC subsidiaries do not intend to distribute profits to their immediate foreign holding companies for the foreseeable future. Accordingly, as of December 31, 2011, the Company has not recorded any withholding tax on the retained earnings of its PRC subsidiaries.

Income tax expense computed by applying the applicable EIT tax rate of 15% is reconciled to income before income taxes and non controlling interest as follows:

	2011		2010		2009
Applicable enterprise income tax rate	15.0%		15.0%		15.0%
Expenses not deductible for tax purposes	—		46.4%		(2.2%	)
Effect of tax holiday and tax concession	1.3%		33.8%		(0.8%	)
Expense (credit) to be recognized in future periods	11.4%		35.6%		(6.3%	)
Changes in valuation allowances	(72.6%	)	30.0%		(0.7%	)
Effect of different tax rate of subsidiaries operating in
other jurisdictions	(1.4%	)	89.6%		(3.6%	)
Utilization of net operating loss carry forwards	—		(304.5%	)	—
Changes of tax rate	—		—		3.2%
True up	1.0%		—		—
Effective tax rate	(45.3%	)	(54.1%	)	4.6%

The aggregate amount and per share effect of the tax holiday are as follows:
	2011	2010	2009
The aggregate dollar effect	$2,369,593	$3,009,966	$7,979,279
Per share effect — basic and diluted	$0.00	$0.00	$0.00

Noncontrolling Interest	12 Months Ended
Dec. 31, 2011
Noncontrolling Interest [Abstract]
Noncontrolling Interest
19.	Noncontrolling Interest

In 2005, AT issued Series A redeemable convertible preference shares (“Series A shares”) to certain third parties for cash consideration of $39 million, representing 43.3% equity interest of AT. In 2007, AT repurchased one million Series A shares for $1 million from a noncontrolling stockholder, and equity interest of the noncontrolling stockholders in AT decreased to 42.7% as of December 31, 2007. On January 1, 2009, the noncontrolling interest holders of AT redeemed eight million Series A shares with a total redemption amount of $9,013,444 and the equity interest of the noncontrolling stockholders in AT decreased to 33.7%.

At any time after January 1, 2009, if AT has not filed its initial registration statement for its initial public offering, the holders of Series A shares (other than SMIC) shall have the right to require AT to redeem such holders’ shares upon redemption request by paying cash in an amount per share equal to the initial purchase price at $1.00 for such Series A shares plus the product of (i) purchase price of the Series A shares and (ii) 3.5% per annum calculated on a daily basis from May 23, 2005. As of December 31, 2010, 30 million preferred shares were outstanding and redeemable to noncontrolling interest holders. The Series A shares are not considered participating securities and have been recorded at their redemption amount as a noncontrolling interest in the consolidated balance sheets. Adjustments to the carrying value of the Series A shares have been recorded as an accretion of interest to noncontrolling interest in the consolidated statements of comprehensive income.

The carrying value of the various noncontrolling interest was recorded at the higher of the redemption value or the historical cost, increased or decreased for the noncontrolling interest’s share of the net income or loss and dividend.

On March 1, 2011, the Company sold its majority ownership interest in AT and deconsolidated the entity. As a result, all previously issued preferred securities by AT were cancelled. Please refer to note 17 for details. Accretion of interest and loss attributed to noncontrolling interest have been reported in the statements of comprehensive income.

Reconciliation of the Noncontrolling Interest
Balance at January 1, 2009	$42,795,288
Redemption	(9,013,444)
Accretion of interest	1,059,663
Balance at December 31, 2009	$34,841,507
Addition of Noncontrolling Interest	3,252,412
Loss attributed to noncontrolling interest	(139,751)
Accretion of interest	1,050,000
Balance at December 31, 2010	$39,004,168
Disposal	(36,061,232)
Loss attributed to noncontrolling interest	(63,177)
Accretion of interest	1,319,761
Balance at December 31, 2011	$4,199,520

Share-based Compensation	12 Months Ended
Dec. 31, 2011
Share-based Compensation [Abstract]
Share-based Compensation
20.	Share-based Compensation

The Company’s total share-based compensation expense for the years ended December 31, 2011, 2010 and 2009 was $5,333,860, $8,794,633, and $10,145,101, respectively.

Stock options
The Company’s employee stock option plans (the “Plans”) allow the Company to offer a variety of incentive awards to employees, consultants or external service advisors of the Company. In 2004, the Company adopted the 2004 Stock Option Plan (“2004 Option Plan”), under the terms of which the 2004 Option Plan options are granted at the fair market value of the Company’s ordinary shares and expire 10 years from the date of grant and vest over a requisite service period of four years. Any compensation expense is recognized on a straight-line basis over the employee service period. As of December 31, 2011, options to purchase 1,088,806,018 ordinary shares were outstanding, and options to purchase 1,296,138,596 ordinary shares were available for future grants.

As of December 31, 2011, the Company also has options to purchase 142,132,411 ordinary shares outstanding under the 2001 Stock Plan. The Company had not issued stock options under this plan after its initial public offering.

A summary of the stock option activity is as follows:

	Ordinary shares		Weighted Average
		Weighted
		average	Remaining	Aggregated
	Number of	exercise	Contractual	Intrinsic
	options	price	Term	Value
Options outstanding at
January 1, 2011	1,317,679,526	$0.11
Granted	321,290,693	$0.07
Exercised	(75,381,642)	$0.05
Cancelled	(332,650,148)	$0.11
Options outstanding at
December 31, 2011	1,230,938,429	$0.10	6.67 years	$2,642,018
Vested or expected to vest at
December 31, 2011	874,243,966	$0.11	5.93 years	$1,814,692
Exercisable at
December 31, 2011	465,796,149	$0.12	4.42 years	$954,932

The total intrinsic value of options exercised in the year ended December 31, 2011, 2010 and 2009 was $3,388,378, $2,572,660 and $167,625, respectively.

The weighted-average grant-date fair value of options granted during the year 2011, 2010 and 2009 was $0.04, $0.04 and $0.02 per option, respectively.

When estimating forfeiture rates, the Company uses historical data to estimate option exercise and employee termination within the pricing formula.

The fair value of each option granted is estimated on the date of grant using the Black-Scholes option pricing model with the assumptions noted below. The risk-free rate for periods within the contractual life of the option is based on the yield of the US Treasury Bond. The expected term of options granted represents the period of time that options granted are expected to be outstanding. Expected volatilities are based on the average volatility of our stock prices with the time period commensurate with the expected term of the options. The dividend yield is based on the Company’s intended future dividend plan.

	2011	2010	2009
Average risk-free rate of return	1.04%	1.28%	1.18%
Expected term	1–5 years	1–4 years	2–4 years
Volatility rate	69.15%	60.83%	55.95%
Expected dividend yield	—	—	—

Restricted share units
In January 2004, the Company adopted the 2004 Equity Incentive Plan (which was subsequently amended and restated on June 3, 2010.) (“2004 EIP”) whereby the Company provided additional incentives to the Company’s employees, directors and external consultants through the issuance of restricted shares, restricted share units and stock appreciation rights to the participants at the discretion of the Board of Directors. Under the amended and restated 2004 EIP, the Company was authorized to issue up to 1,015,931,725 ordinary shares, being the increased plan limit approved by its shareholders at the 2010 AGM, which is equivalent to 2.5% of its issued and outstanding ordinary shares as of March 31, 2010. As of December 31, 2011, 101,564,432 restricted share units were outstanding and 555,623,273 ordinary shares were available for future grant through the issuance of restricted shares, restricted share units and stock appreciation rights. The RSUs vest over a requisite service period of 4 years and expire 10 years from the date of grant. Any compensation expense is recognized on a straight-line basis over the employee service period.

A summary of RSU activities is as follows:

	Restricted share units		Weighted Average
		Weighted	Remaining
	Number of	average	Contractual	Aggregated
	Share Units	Fair Value	Term	Fair Value
Outstanding at January 1, 2011	144,457,562	$0.10
Granted	67,949,495	$0.07
Exercised	(78,230,676)	$0.10
Cancelled	(32,611,949)	$0.10
Outstanding at December 31, 2011	101,564,432	$0.07	9.01 years	$7,581,599
Vested or expected to vest at December 31, 2011	60,684,535	$0.07	9.00 years	$4,475,307

Pursuant to the 2004 EIP, the Company granted 67,949,495, 207,315,992 and 787,797 RSUs in 2011, 2010, and 2009, respectively, most of which vest over a period of four years. The fair value of the RSUs at the date of grant was $4,504,015, $20,169,232 and $32,213 in 2011, 2010, and 2009, respectively, which is expensed over the vesting period. As a result, the Company has recorded a compensation expense of $1,845,413, $3,493,661, and $3,370,893 in 2011, 2010, and 2009, respectively.

Unrecognized compensation cost related to non-vested share-based compensation.

As of December 31, 2011, there was $13,415,847 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the 2001 Stock Option Plan, 2004 Stock Option Plan and 2004 EIP. The cost is expected to be recognized over a weighted-average period of 1.51 years.

Reconciliation of Basic and Diluted Earnings (loss) per Share	12 Months Ended
Dec. 31, 2011
Reconciliation of Basic and Diluted Earnings (loss) per Share [Abstract]
Reconciliation of Basic and Diluted Earnings (loss) per Share
21.	Reconciliation of Basic and Diluted Earnings (loss) per Share

The following table sets forth the computation of basic and diluted earnings (loss) per share for the years indicated:

	For the years ended December 31,
	2011	2010	2009
Numerator:
Income (loss) from continuing operations	$(260,300,553)	$21,366,207	$(943,676,734)
Accretion of interest to noncontrolling interest attributable to
Semiconductor Manufacturing International Corporation from
continuing operations	(1,319,761)	—	—
Loss attributable to noncontrolling interest attributable to
Semiconductor Manufacturing International Corporation from
continuing operations	63,177	—	—
Net income (loss) attributable to Semiconductor Manufacturing
International Corporation from continuing operations	(261,557,137)	21,366,207	(943,676,734)
Deemed dividend on convertible preferred shares	(64,970,095)	—	—
Income (loss) attributable to holders of ordinary shares from
continuing operations	(326,527,232)	21,366,207	(943,676,734)
Net income (loss) attributable to Semiconductor Manufacturing
International Corporation from discontinued operations	14,741,100	(7,355,561)	(18,800,808)
Accretion of interest to noncontrolling interest attributable to
Semiconductor Manufacturing International Corporation from
discontinued operations	—	(1,050,000)	(1,059,663)
Loss attributable to noncontrolling interest attributable to
Semiconductor Manufacturing International Corporation from
discontinued operations	—	139,751	—
Income (loss) attributable to holders of ordinary shares from
discontinued operations	14,741,100	(8,265,810)	(19,860,471)
Denominator:
Weighted average ordinary shares outstanding — basic	27,435,853,922	24,258,437,559	22,359,237,084
Weighted average ordinary shares outstanding — diluted	27,435,853,922	25,416,597,405	22,359,237,084
Income (loss) per ordinary share:
Basic
— continuing operations	$(0.01)	$0.00	$(0.04)
— discontinued operations	$0.00	$(0.00)	$(0.00)
Diluted
— continuing operations	$(0.01)	$0.00	$(0.04)
— discontinued operations	$0.00	$(0.00)	$(0.00)

As of December 31, 2011, the Company has 3,057,405,086 ordinary share equivalents outstanding which were excluded from the computation of diluted loss per share, as their effect would have been anti-dilutive due to the net loss reported in such periods. In 2010, the Company has 1,774,346,656 ordinary share equivalents outstanding which were excluded from the computation of diluted earnings per share because the exercise price was greater than the average market price of the common shares. In 2009, the Company had 1,463,768,607 ordinary share equivalents outstanding which were excluded from the computation of diluted loss per share, as their effect would have been anti-dilutive due to the net loss reported in such periods.

The following table sets forth the securities comprising these anti-dilutive ordinary share equivalents for the years indicated:

	December 31,
	2011	2010	2009
Outstanding options to purchase ordinary shares	1,230,938,429	1,014,825,425	1,410,142,830
Outstanding unvested restricted share units	101,564,432	—	53,625,777
Warrant shares	1,724,902,225	759,521,231	—
	3,057,405,086	1,774,346,656	1,463,768,607

Transactions with Managed Government-Owned Foundries	12 Months Ended
Dec. 31, 2011
Transactions with Managed Government-Owned Foundries [Abstract]
Transactions with Managed Government-Owned Foundries
22.	Transactions with Managed Government-Owned Foundries

The Company provided management services to Cension Semiconductor Manufacturing Corporation (“Cension”), before it was acquired by Texas Instruments Inc., and ceased to be a foundry owned by a municipal government in October 2010. The management service revenues for 2010 and 2009 were $4,500,000 and $6,000,000, respectively.

The Company also provided management services to Wuhan Xinxin Semiconductor Manufacturing Corporation (“Xinxin”), which is a government-owned foundry. In 2009, the Company ceased its recognition of management service revenue due to issues of collectability and no revenue was recorded in 2010.

The Company recorded a $115.8 million bad debt provision in the second half of 2009, of which $93.5 million and $21.1 million were due to long outstanding overdue receivables relating primarily to the revenue for management services rendered and related equipment sold, respectively. The Company further negotiated with Cension and reached an agreement to settle the balances between the two parties. Cension agreed to make cash payment of $47.2 million to the Company. The remaining balances were relinquished.

The Company collected $6.4 million and $28.5 million of payments from Cension during 2011 and 2010, respectively, and recorded it as a deduction of general and administrative expense in the consolidated statements of comprehensive income, as it was a recovery of bad debt provision made in 2009. The Company also received $21,643,822 from Xinxin during 2011, $14,730,200 of which was recorded as a reduction of general and administrative expense in the consolidated statements of comprehensive income, while the remainder, $6,913,622, was recorded as management service revenue.

An advance of $28.0 million was made in connection with a proposed joint venture between the holding company of Xinxin and the Company, which is subject to the approval by the government authority.

Commitments	12 Months Ended
Dec. 31, 2011
Commitments Disclosure [Abstract]
Commitments
23.	Commitments

	(a)	Purchase commitments
As of December 31, 2011, the Company had the following commitments to purchase machinery, equipment and construction obligations. The machinery and equipment is scheduled to be delivered to the Company’s facility by December 31, 2012.

Facility construction	$40,321,896
Machinery and equipment	420,461,238
$460,783,134

(b)	Royalties
The Company has entered into several license and technology agreements with third parties. The terms of the contracts range from three to ten years. The Company makes royalty payments based on a percentage of sales of products which use the third parties’ technology or license. In 2011, 2010 and 2009, the Company incurred royalty expense of $22,794,499, $29,498,094 and $20,836,511, respectively, which was included in cost of sales.

Segment and Geographic Information	12 Months Ended
Dec. 31, 2011
Segments, Geographical Areas [Abstract]
Segment and Geographic Information
24.	Segment and Geographic Information

The Company is engaged principally in the computer-aided design, manufacturing and trading of integrated circuits. The Company’s chief operating decision maker has been identified as the Chief Executive Officer, who reviews consolidated results of manufacturing operations when making decisions about allocating resources and assessing performance of the Company. The Company believes it operates in one segment. The following table summarizes the Company’s net revenues generated from different geographic locations:

	2011	2010	2009
Total sales:
United States	$726,011,054	$847,851,860	$629,329,696
Europe	35,256,308	39,167,752	20,814,642
Asia Pacific(1)	21,243,469	32,011,201	20,334,967
Taiwan	105,788,242	167,153,780	144,292,302
Japan	356,121	3,187,517	9,685,012
China(2)	430,810,839	443,076,429	213,208,767
	$1,319,466,033	$1,532,448,539	$1,037,665,386

(1)	Not including Taiwan, Japan, China

(2)	Including Hong Kong

Revenue is attributed to countries based on headquarter of operations.

Substantially all of the Company’s long-lived assets are located in the PRC.

Significant Customers	12 Months Ended
Dec. 31, 2011
Significant Customers [Abstract]
Significant Customers
25.	Significant Customers

The following table summarizes net revenue and accounts receivable for customers which accounted for 10% or more of our accounts receivable and net sales:

	Net revenue			Accounts receivable
	Year ended December 31,			December 31,
	2011	2010	2009	2011	2010	2009
A	21%	21%	22%	21%	27%	21%
B	13%	13%	14%	13%	*	*
C	*	10%	13%		*	*
D	*	*	*	*	*	10%
* Less than 10%.

Contingent Liability	12 Months Ended
Dec. 31, 2011
Loss Contingency [Abstract]
Contingencies Disclosure
26.	Contingent Liability

In 2007, the Company entered into equipment purchase and cooperative manufacturing arrangements (the “Arrangements”) with an unrelated semiconductor manufacturer (the “Counterparty”). The equipment was relocated by 2008 as scheduled. In 2009, the Company received notifications from the Counterparty that the Company was responsible for additional equipment relocation expenses and a portion of the losses incurred during the term of the Arrangements. The Company contested the claims and requested further information supporting the Counterparty’s claims. The Company recorded its best estimate of the probable amount of its liability on the claims regarding the Arrangements and equipment relocation and charged to cost of sales and general and administrative expense, respectively, in the consolidated financial statement as of and during the year ended December 31, 2009.

The Counterparty filed a demand for dispute arbitration in late 2009 for the equipment relocation expenses. In 2010, the Company settled the dispute related to the equipment relocation claims by paying $8.0 million to the Counterparty and continued its investigations and negotiations with the Counterparty under the Arrangements.

In the end of 2010, the Counterparty filed further claims under the Arrangements. In December 2011, the Company settled the arbitration regarding Arrangements by paying $21.0 million to the Counterparty. All claims and counterclaims were dismissed then.

Litigation	12 Months Ended
Dec. 31, 2011
Loss Contingency, Information about Litigation Matters [Abstract]
Litigation
27.	Litigation

The Company settled all pending litigation with TSMC on November 9, 2009, including the legal action filed in California for which a verdict was returned by the jury against SMIC on November 4, 2009, with a Settlement Agreement (the “2009 Settlement Agreement”) which replaced the previous settlement agreement with TSMC (“2005 Settlement Agreement”). The 2009 Settlement Agreement resolved all pending lawsuits between the parties and the parties have since dismissed all pending litigation between them. The terms of the 2009 Settlement Agreement include the following:

	1)	Entry of judgment and mutual release of all claims that were or could have been brought in the pending lawsuits;

	2)	Termination of SMIC’s obligation to make remaining payments under the 2005 Settlement Agreement between the parties (approximately US$40 million);

	3)	Payment to TSMC of an aggregate of US$200 million (with US$15 million paid upon execution, funded from SMIC’s existing cash balances, and the remainder to be paid in installments over a period of four years);

	4)	Commitment to grant TSMC 1,789,493,218 shares of SMIC and a warrant exercisable within three years of issuance to subscribe for an additional 695,914,030 shares, subject to adjustment, at a purchase price of HK$1.30 per share (which would allow TSMC to obtain, by means of exercise of the warrant, ownership of approximately 2.78% of SMIC’s issued share capital as at December 31, 2010 (assuming a full exercise of the warrant)), subject to receipt of required government and regulatory approvals. The 1,789,493,218 ordinary shares and the warrant were issued on July 5, 2010; and

	5)	Certain remedies in the event of breach of this settlement.

Accounting Treatment for the 2009 Settlement Agreement: In accounting for the 2009 Settlement Agreement, the Company determined that there were three components of the 2009 Settlement Agreement:

1)	Settlement of litigation via entry of judgment and mutual release of all claims in connection with pending litigation;

2)	TSMC’s covenant not-to-sue with respect to alleged misappropriation of trade secrets; and

3)	Termination of payment obligation of the remaining payments to TSMC under the 2005 Settlement Agreement of approximately $40 million.

The Company does not believe that any of the aforementioned qualify as assets under US GAAP. Accordingly, all such items were expensed as of the settlement date, and previously recorded deferred cost associated with the 2005 Settlement Agreement were immediately impaired, resulting in an expense of $269.6 million which was recorded as litigation settlement in the consolidated statements of comprehensive income. The commitment to grant shares and warrants was initially measured at fair value and was accounted for as a derivative with all subsequent changes in fair value reflected in the consolidated statements of comprehensive income. The Company recorded a loss of $30.1 million and $29.8 million as the change in the fair value of commitment to issue shares and warrants in 2009 and 2010 through the date of issuance of the shares and warrants on July 5, 2010, respectively.

Retirement Benefit	12 Months Ended
Dec. 31, 2011
Compensation and Retirement Disclosure [Abstract]
Retirement Benefit
28.	Retirement Benefit

The Company’s local Chinese employees are entitled to a retirement benefit based on their basic salary upon retirement and their length of service in accordance with a state-managed pension plan. The PRC government is responsible for the pension liability to these retired staff. The Company is required to make contributions to the state-managed retirement plan based on a range of 20% to 22% of the monthly basic salary of current employees. Employees are required to make contributions equivalent to 6% to 8% of their basic salary. The contribution of such an arrangement was approximately $16,553,764, $12,845,223 and $12,532,810 for the years ended December 31, 2011, 2010 and 2009, respectively. The Company’s retirement benefit obligations outside the PRC are not significant.

Distribution of Profits	12 Months Ended
Dec. 31, 2011
Distribution of Profits [Abstract]
Distribution of Profits
29.	Distribution of Profits

As stipulated by the relevant laws and regulations applicable to China’s foreign investment enterprise, the Company’s PRC subsidiaries are required to make appropriations to non-distributable reserves. The general reserve fund requires annual appropriation of 10% of after tax profit (as determined under accounting principles generally accepted in the PRC at each year-end), after offsetting accumulated losses from prior years, until the accumulative amount of such reserve fund reaches 50% of their registered capital. The general reserve fund can only be used to increase the registered capital and eliminate future losses of the respective companies under PRC regulations. The staff welfare and bonus reserve is determined by the Board of Directors and used for the collective welfare of the employee of the subsidiaries. The enterprise expansion reserve is for the expansion of the subsidiaries’ operations and can be converted to capital subject to approval by the relevant authorities. These reserves represent appropriations of the retained earnings determined in accordance with Chinese law. In 2011, 2010 and 2009, the Company did not make any appropriation to non-distributable reserves. As of December 31, 2011, the accumulated non-distributable reserve was $30 million.

In addition, due to restrictions on the distribution of share capital and additional paid-in capital from the Company’s PRC subsidiaries, the PRC subsidiaries’ share capital and additional paid-in capital of $3,412 million at December 31, 2011 is considered restricted.

As a result of these PRC laws and regulations, as of December 31, 2011, reserve and capital of approximately $3,442 million was not available for distribution to the Company by its PRC subsidiaries in the form of dividends, loans or advances.

In 2011, 2010 and 2009, the Company did not declare or pay any cash dividends on the ordinary shares.

Additional Information - Financial Information of Parent Company	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Additional Information - Financial Information of Parent Company [Text Block]

ADDITIONAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I
SEMICONDUCTOR MANUFACTURING INTERNATIONAL CORPORATION
FINANCIAL INFORMATION OF PARENT COMPANY
BALANCE SHEETS
(In US dollars, except share data)

	December 31,
	2011	2010	2009
ASSETS
Current assets:
Cash and cash equivalent	60,910,164	110,180,720	33,384,536
Restricted cash	7,500,000	7,500,000	12,502,008
Short-term investments	—	2,453,951	—
Accounts receivable, net	—	440,471	291,073
Amount due from subsidiaries	184,382,596	233,334,694	367,524,590
Prepaid expense and other current assets	2,062,772	1,291,686	2,528,056
Total current assets	254,855,532	355,201,522	416,230,263
Plant and equipment, net	3,641,906	6,638,222	8,164,963
Acquired intangible assets, net	125,561,477	139,510,804	160,939,520
Deferred cost, net	—	—	—
Investment in subsidiaries	2,332,053,306	2,099,436,556	1,826,666,595
Investment in equity affiliate	19,334,686	7,665,454	7,670,044
TOTAL ASSETS	2,735,446,907	2,608,452,558	2,419,671,385

LIABILITIES AND EQUITY
Current Liabilities:
Accounts payable	20,500	8,215,543	4,838,515
Accrued expenses and other current liabilities	17,150,825	27,314,886	72,893,883
Amount due to subsidiaries	206,461,640	187,698,654	77,516,511
Short-term borrowings	209,026,670	109,470,000	146,418,700
Current portion of promissory note	29,374,461	29,374,461	78,608,288
Current portion of long-term payables relating to license agreement	—	9,000,000	18,622,691
Commitment to issue shares and warrants Relating to litigation
settlement	—	—	120,237,773
Income tax payable	37,606	1,868,371	—
Total current liabilities	462,071,702	372,941,915	519,136,361
Long-term liabilities:
Promissory notes	28,559,711	56,327,268	83,324,641
Other long term liabilities	—	9,646,000	20,970,000
Total long-term liabilities	28,559,711	65,973,268	104,294,641
Total liabilities	490,631,413	438,915,183	623,431,002
Equity:
Ordinary shares, $0.0004 par value, 50,000,000,000 shares
authorized, 27,487,676,065, 27,334,063,747, and 22,375,886,604
shares issued and outstanding at December 31, 2011, 2010 and
2009, respectively	10,995,071	10,933,707	8,950,355
Additional paid-in capital	4,240,529,406	3,858,642,524	3,499,723,153
Convertible preferred shares, $0.0004 par value, 5,000,000,000 shares authorized, 445,545,911, nil and nil shares issued and
outstanding at December 31, 2011, 2010 and 2009, respectively	178,218	—	—
Accumulated other comprehensive income (loss)	3,845,496	(1,092,291)	(386,163)
Accumulated deficit	(2,010,732,697)	(1,698,946,565)	(1,712,046,962)
Total equity	2,244,815,494	2,169,537,375	1,796,240,383
TOTAL LIABILITIES AND EQUITY	2,735,446,907	2,608,452,558	2,419,671,385

SEMICONDUCTOR MANUFACTURING INTERNATIONAL CORPORATION
FINANCIAL INFORMATION OF PARENT COMPANY
STATEMENTS OF OPERATIONS
(In US dollars)

	Year ended December 31,
	2011	2010	2009
Revenue	303,572	14,508,954	20,943,735
Operating expenses:
General and administrative expenses	8,613,191	29,811,340	111,308,433
Amortization of acquired intangibles assets	23,655,994	21,428,716	32,965,281
Impairment loss of long-lived assets	—	—	5,630,237
Litigation settlement	—	—	55,182,838
Total operating expenses	32,269,185	51,240,056	205,086,789
Loss from operations	(31,965,613)	(36,731,102)	(184,143,054)
Other income (expense):
Interest income	449,128	358,830	399,655
Interest expense	(4,627,596)	(4,714,813)	(7,314,896)
Change in the fair value of commitment to issue shares and warrants	—	(29,815,452)	(30,100,793)
Other income (expense), net	934,689	(5,493,222)	7,563,790
Total other expense, net	(3,243,779)	(39,664,657)	(29,452,244)
Net loss before income tax	(35,209,392)	(76,395,759)	(213,595,298)
Income tax expense	(214,509)	(4,631,225)	(9,163,471)
Gain (loss) from equity investment	4,478,546	284,830	(1,782,142)
Profit (loss) from investment in subsidiaries	(232,973,977)	93,842,551	(738,996,294)
Gain on disposition of a subsidiary	17,103,295	—	—
Net income (loss)	(246,816,037)	13,100,397	(963,537,205)
Deemed dividend on convertible preferred shares	(64,970,095)	—	—
Net income (loss) attributable to holders of ordinary shares	(311,786,132)	13,100,397	(963,537,205)

SEMICONDUCTOR MANUFACTURING INTERNATIONAL CORPORATION
FINANCIAL INFORMATION OF PARENT COMPANY
STATEMENTS OF CASH FLOWS
(In US dollars)

	Year ended December 31,
	2011	2010	2009
Operating activities
Net income (loss)	(246,816,037)	13,100,397	(963,537,205)
Adjustments to reconcile net loss to net cash provided
by (used in) operating activities:
Loss on disposal of plant and equipment	412,231	—	—
Loss (profit) from investment in subsidiaries	232,973,977	(93,842,551)	738,996,294
Loss (gain) from equity investment	(4,478,546)	(284,830)	1,782,142
Gain on disposition of a subsidiary	(17,103,295)	—	—
Depreciation and amortization	24,955,467	23,474,623	34,357,584
Impairment loss of long-lived assets	—	—	5,630,237
Share-based compensation	5,333,860	8,794,633	10,145,101
Non-cash interest expense on promissory note and long-
term payable relating to license agreements	2,232,443	3,840,668	2,557,329
Litigation settlement (noncash portion)	—	—	9,211,849
Change in the fair value of commitment to issue shares and
warrants	—	29,815,452	30,100,793
Forgiveness of payables	(17,565,487)	—	—
Allowance for doubtful accounts	(2,560)	630	30,911,015
Other non-cash expense	—	516,910	—
Changes in operating assets and liabilities:
Accounts receivable, net	443,031	(150,028)	(32,671)
Amount due from subsidiaries	51,874,629	134,189,896	(194,240,814)
Prepaid expense and other current assets	(771,087)	1,236,370	(2,669,420)
Accounts payable	(7,887,375)	6,636,844	(232,240)
Amount due to subsidiaries	11,656,136	110,182,143	16,004,466
Accrued expenses and other current liabilities	1,224,075	(40,072,877)	(11,978,670)
Other long term liabilities	(9,646,000)	(11,324,000)	20,970,000
Change in liabilities relating to litigation settlement	—	—	212,167,381
Income tax payable	(1,830,765)	1,868,371	(474,983)
Net cash provided by operating activities	25,004,697	187,982,651	(60,331,812)
Investing activities:
Purchase of plant and equipment	(1,919,922)	(3,778,983)	(19,507,536)
Proceeds from sell of plant and equipment and other Asset	—	—	64,899,316
Purchases of acquired intangible assets	(5,405,800)	(14,716,700)	(41,728,828)
Purchase of short-term investments	(19,007,734)	(2,453,951)	—
Proceeds from sell of short-term investments	21,461,685	—	—
Purchase of equity investment	(1,000,000)	—	—
Investment in subsidiaries	(451,086,556)	(179,000,125)	(11,980,551)
Change in restricted cash	—	5,002,008	(12,502,008)
Net cash used in investing activities	(456,958,327)	(194,947,751)	(20,819,607)
Financing activities:
Proceeds from short-term borrowing	227,209,647	104,270,000	80,464,986
Repayment of short-term debt	(127,652,977)	(141,218,700)	(115,304,059)
Repayment of promissory notes	(30,000,000)	(80,000,000)	(15,000,000)
Proceeds from exercise of employee stock options	3,525,007	2,217,678	215,026
Proceeds from issuance of ordinary shares	—	199,122,212	—
Proceeds from issuance of preferred shares	308,297,502	—	—
Net cash provided by (used in) financing activities	381,379,179	84,391,190	(49,624,047)
Effect of exchange rate changes	1,303,895	(629,906)	52,960
NET INCREASE (DECREASE) IN CASH AND CASH
EQUIVALENTS	(49,270,556)	76,796,184	(130,722,506)
CASH AND CASH EQUIVALENTS, beginning of period	110,180,720	33,384,536	164,107,042
CASH AND CASH EQUIVALENTS, end of period	60,910,164	110,180,720	33,384,536
SUPPLEMENTAL DISCLOSURES OF NON-CASH
INVESTING AND FINANCIAL ACTIVITIES
Accounts payable for plant and equipment	(20,500)	(328,168)	(1,587,984)

Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Basis of presentation
(a)	Basis of presentation
The consolidated financial statements of the Company are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).

Principles of consolidation
(b)	Principles of consolidation
The consolidated financial statements include the accounts of the Company, its majority owned subsidiaries and its consolidated affiliate. All inter-company transactions and balances have been eliminated upon consolidation.

Use of estimates
(c)	Use of estimates
The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and revenue and expenses in the financial statements. Significant accounting estimates reflected in the Company’s financial statements include contingent liabilities, valuation allowance for deferred tax assets, allowance for doubtful accounts, inventory valuation, non-marketable equity investment valuation, useful lives of plant and equipment and acquired intangible assets, impairment of long- lived assets, accrued expenses, contingencies and assumptions related to the valuation of share- based compensation and related forfeiture rates. The Company believes that the accounting estimates employed are appropriate and the resulting balances are reasonable; however, due to the inherent uncertainties in making estimates, actual results could differ from the original estimates, requiring adjustments to these balances in future periods.

Cash and cash equivalents
(d)	Cash and cash equivalents
Cash and cash equivalents consist of cash on hand and highly liquid investments which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased.

Restricted Cash
(e)	Restricted Cash
Restricted cash consists of bank deposits pledged against letters of credit and short-term credit facilities and unused government subsidies for certain research and development projects.

Investments
(f)	Investments
Short-term investments primarily consist of trading securities, which are recorded at fair value with unrealized gains and losses included in earnings.

Equity investments are recorded in long-term assets and accounted for under the equity method when the Company has the ability to exercise significant influence, but not control, over the investee or under the cost method when the investment does not qualify for the equity method. Equity investments only include non- marketable investments.

Concentration of credit risk
(g)	Concentration of credit risk
Financial instruments that potentially expose the Company to concentrations of credit risk consist primarily of cash and cash equivalents, short-term investments, accounts receivable, receivable for sale of manufacturing equipment and other long-term assets. The Company places its cash and cash equivalents with reputable financial institutions.

The Company conducts credit evaluations of customers and generally does not require collateral or other security from its customers. The Company establishes an allowance for doubtful accounts based upon estimates, factors surrounding the credit risk of specific customers and other information.

The change in the allowances for doubtful accounts is as follows:

Allowances for accounts receivable	2011	2010	2009
Balance, beginning of year	$49,373,296	$96,144,543	$5,680,658
Provision recorded during the year	551,059	1,076,767	94,704,790
Write-offs in the year	(703,687)	(19,348,014)	(4,240,905)
Recovered in the year	(6,400,000)	(28,500,000)	—
Balance, end of year	$42,820,668	$49,373,296	$96,144,543

The Company collected $6,400,000 and $28,500,000 from a managed government-owned foundry during the year ended December 31, 2011 and 2010 for which a specific allowance had been previously provided.

Allowances for receivable for sale of Equipment and
other fixed assets	2011	2010	2009
Balance, beginning of year	$3,944,204	$21,120,871	$—
Provision recorded during the year	—	—	21,120,871
Write-offs in the year	(3,944,204)	(17,176,667)	—
Recovered in the year	—	—	—
Balance, end of year	$—	$3,944,204	$21,120,871

Inventories
(h)	Inventories
Inventories are stated at the lower of cost (weighted average) or market. Cost comprises direct materials, direct labor costs and those overheads that were incurred in bringing the inventories to their present location and condition.

Prepaid land use rights
(i)	Prepaid land use rights
Prepaid land use rights, which are all located in the PRC, are recorded at cost and are charged to income ratably over the term of the land use agreements which range from 50 to 70 years.

Plant and equipment, net
(j)	Plant and equipment, net
Plant and equipment are carried at cost less accumulated depreciation and are depreciated on a straight-line basis over the following estimated useful lives:

Buildings	25 years
Facility machinery and equipment	10 years
Manufacturing machinery and equipment	5–7 years
Furniture and office equipment	3–5 years
Transportation equipment	5 years

The Company constructs certain of its plant and equipment. In addition to costs under the construction contracts, external costs directly related to the construction of such facilities, including duties and tariffs, equipment installation and shipping costs, are capitalized. Interest incurred during the active construction period is capitalized. All amounts are recorded net of government subsidies received. Depreciation is recorded at the time assets are ready for their intended use.

Acquired intangible assets
(k)	Acquired intangible assets
Acquired intangible assets, which consists primarily of technology, licenses and patents, are carried at cost less accumulated amortization. Amortization is computed using the straight-line method over the expected useful lives of the assets of three to ten years.

Impairment of long-lived assets
(l)	Impairment of long-lived assets
The Company assesses the impairment of long-lived assets when events or changes in circumstances indicate that the carrying value of the assets or the asset group may not be recoverable. Factors that the Company considers in deciding when to perform an impairment review include, but are not limited to, significant under-performance of a business or product line in relation to expectations, significant negative industry or economic trends, and significant changes or planned changes in our use of the assets. An impairment analysis is performed at the lowest level of identifiable independent cash flows for an asset or asset group. The Company makes subjective judgments in determining the independent cash flows that can be related to a specific asset group based on its asset usage model and manufacturing capabilities. The Company measures the recoverability of assets that will continue to be used in its operations by comparing the carrying value of the asset group to its estimate of the related total future undiscounted cash flows. If an asset group’s carrying value is not recoverable through the related undiscounted cash flows, the impairment loss is measured by comparing the difference between the asset group’s carrying value and its fair value, based on the best information available, including market prices or discounted cash flow analysis.

Revenue recognition
(m)	Revenue recognition
The Company manufactures semiconductor wafers for its customers based on the customers’ designs and specifications pursuant to manufacturing agreements and/or purchase orders. The Company also sells certain semiconductor standard products to customers. Revenue is recognized when persuasive evidence of an arrangement exists, service has been performed, the fee is fixed or determinable and collectability is reasonably assured. Sales to customers are recognized upon shipment and title transfer, if all other criteria have been met. The Company also provides certain services, such as mask making, testing and probing. Revenue is recognized when the services are completed or upon shipment of semiconductor products, if all other criteria have been met.

Revenue is measured at the fair value of the consideration received or receivable and represents amounts receivable for goods sold and services provided in the normal courses of business, net of discounts and sales-related taxes.

Customers have the right of return within one year pursuant to warranty and sales return provisions. The Company typically performs tests of its products prior to shipment to identify yield rate per wafer. Occasionally, product tests performed after shipment identify yields below the level agreed with the customer. In those circumstances, the customer arrangement may provide for a reduction to the price paid by the customer or for the costs to return products and to ship replacement products to the customer. The Company estimates the amount of sales returns and the cost of replacement products based on the historical trend of returns and warranty replacements relative to sales as well as a consideration of any current information regarding specific known product defects at customers that may exceed historical trends.

The Company provides management services to certain government-owned foundries. Service revenue is recognized when persuasive evidence of an arrangement exists, service has been performed, the fee is fixed or determinable, and collectability is reasonably assured.

Capitalization of interest
(n)	Capitalization of interest
Interest incurred during the active construction period is capitalized, net of government subsidies received. The interest capitalized is determined by applying the borrowing interest rate to the average amount of accumulated capital expenditures for the assets under construction during the period. Capitalized interest is added to the cost of the underlying assets and is amortized over the useful life of the assets. Government subsidies, capitalized interest and net interest expense are as follows:

	For the year ended December 31,
	2011	2010	2009
Total actual interest expense
(non-litigation)	$39,567,076	$34,016,123	$41,421,385
Recorded in the consolidated statements of
comprehensive income
Interest expense	(20,582,726)	(22,563,056)	(24,586,689)
Gain (Loss) on discontinued operations	—	(92,774)	(112,647)
Gross capitalized interest	18,984,350	11,360,293	16,722,049
Government subsidies	(825,787)	(4,190,735)	(11,617,950)
Net capitalized interest	$18,158,563	$7,169,558	$5,104,099

Government subsidies
(o)	Government subsidies
The Company received the following types of government subsidies:

Government subsidies under specific R&D projects
The Company received government awards of $126.1 million, $82.4 million, $97.6 million and recognized $42.6 million, $32.8 million, and $31.9 million in the form of reimbursement of certain R&D expenses in 2011, 2010 and 2009, respectively, for several specific R&D projects. The awards are recorded as restricted cash upon receipt and deferred until the milestones specified in the terms of the subsidy have been reached, at which time they are recorded as a reduction in R&D expense.

Government subsidies for specific intended use
The Company received government subsidies in cash of $0.8 million, $4.2 million, and $11.6 million in 2011, 2010 and 2009, respectively, which were determined based on the estimated interest expense to be incurred, in each of the respective years, on the Company’s budgeted outstanding borrowings. These government subsidies are recorded as a liability upon receipt and until the requirements (if any) specified in the terms of the subsidy have been reached, at which time they are recorded as a reduction in interest expense.

Certain local governments provided subsidies to encourage the Company to participate and manage new plants relating to the integrated circuit industry. In 2011, 2010 and 2009 the Company received local government subsidies of $2.0 million, $26.9 million and $54.1 million, respectively. The Company recorded $2.4 million, $26.7 million and $57.3 million as a reduction to the carrying value of the fixed assets or construction in progress in 2011, 2010 and 2009, respectively.

General purpose government subsidies and rewards
The government provided subsidies of $1.7 million with no restriction on use in 2011. The Company considers the grants as being provided for general operating purposes, as the government did not identify specific projects or types of expenses in connection with these subsidies. As such, they were recorded as other operating income in 2011 upon receipt.

Research and development costs
(p)	Research and development costs
Research and development costs are expensed as incurred and reported net of related government subsidies.

Start-up costs
(q)	Start-up costs
The Company expenses all costs incurred in connection with start-up activities, including preproduction costs associated with new manufacturing facilities and costs incurred with the formation of the Company such as organization costs. Preproduction costs including the design, formulation and testing of new products or process alternatives are included in research and development expenses. Preproduction costs including facility and employee costs incurred in connection with constructing new manufacturing plants are included in general and administrative expenses.

Foreign currency translation
(r)	Foreign currency translation
The United States dollar (“US dollar”), the currency in which a substantial portion of the Company’s transactions are denominated, is used as the functional and reporting currency of the Company. Monetary assets and liabilities denominated in currencies other than the US dollar are translated into US dollar at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the US dollar during the year are converted into the US dollar at the applicable rates of exchange prevailing on the transaction dates. Transaction gains and losses are recognized as other income (expense) in the statements of comprehensive income.

The financial records of certain of the Company’s subsidiaries are maintained in local currencies other than the US dollar, such as Japanese Yen, which are their functional currencies. Assets and liabilities are translated at the exchange rates at the balance sheet date. Equity accounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the monthly weighted average exchange rates. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income (loss) in the statements of equity and comprehensive income (loss).

Income taxes
(s)	Income taxes
Current income taxes are provided for in accordance with the laws of the relevant taxing authorities.

As part of the process of preparing financial statements, the Company is required to estimate its income taxes in each of the jurisdictions in which it operates. The Company accounts for income taxes using the asset and liability method. Under this method, deferred income taxes are recognized for tax consequences in future years for differences between the tax bases of assets and liabilities and their financial reporting amounts at each year-end, based on enacted laws and statutory tax rates applicable to the difference that are expected to affect taxable income. Valuation allowances are provided if based upon the weight of available evidence, it is more likely than not that some or all of the deferred tax assets will not be realized.

The Company recognizes the tax benefit from an uncertain tax position only if it is more likely than not that the tax position will be sustained upon examination by the tax authorities based on the technical merits of the position.

Comprehensive income (loss)
(t)	Comprehensive income (loss)
Comprehensive income is defined as the change in equity of a company during a period from transactions and other events and circumstances excluding transactions resulting from investments from owners and distributions to owners. Accumulated other comprehensive income, as presented on the accompanying consolidated balance sheets, consists of the cumulative foreign currency translation adjustment.

Fair value
(u)	Fair value
The Company defines fair value as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, we consider the principal or most advantageous market in which we would transact and we consider assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of non-performance.

The Company utilizes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. Observable inputs are obtained from independent sources and can be validated by a third party, whereas unobservable inputs reflect assumptions regarding what a third party would use in pricing an asset or liability. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The Company establishes three levels of inputs that may be used to measure fair value that gives the highest priority to observable inputs and the lowest priority to unobservable inputs as follows:

Level 1 - Quoted prices in active markets for identical assets or liabilities.

Level 2 - Inputs other than quoted market prices in active markets that are observable, either directly or indirectly.

Level 3 - Unobservable inputs to the valuation methodology that are significant to the measurement of fair value of assets or liabilities.

The Company uses valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. The Company performs a thorough analysis of the assets and liabilities that are subject to fair value measurements and disclosures to determine the appropriate level based on the observability of the inputs used in the valuation techniques. Assets and liabilities carried at fair value are classified in the categories described above based on the lowest level input that is significant to the fair value measurement in its entirety.

The Company measures the fair value of financial instruments based on quoted market prices in active markets, valuation techniques that use observable market-based inputs or unobservable inputs that are corroborated by market data. Pricing information the Company obtains from third parties is internally validated for reasonableness prior to use in the consolidated financial statements. When observable market prices are not readily available, the Company generally estimates the fair value using valuation techniques that rely on alternate market data or inputs that are generally less readily observable from objective sources and are estimated based on pertinent information available at the time of the applicable reporting periods. In certain cases, fair values are not subject to precise quantification or verification and may fluctuate as economic and market factors vary and the Company’s evaluation of those factors changes.

Financial instruments include cash and cash equivalents, restricted cash, short-term investments, short-term borrowings, long-term promissory notes, long-term payables relating to license agreements, long-term debt, accounts payables, accounts receivables, receivables for sale of equipments and other long-term assets. The carrying values of cash and cash equivalents, restricted cash, short-term investments and short-term borrowings approximate their fair values based on quoted market values or due to their short-term maturities. The carrying values of long-term promissory notes approximate their fair values as the interest rates used to discount the promissory notes did not fluctuate significantly between the date the notes were recorded and December 31, 2011. The Company’s other financial instruments that are not recorded at fair value are not significant.

Share-based compensation
(v)	Share-based compensation
The Company grants stock options to its employees and certain non-employees. Share-based compensation cost is measured at the grant date, based on the fair value of the award, and is recognized, net of expected forfeitures, as an expense over the employee’s requisite service period (generally the vesting period of the equity grant).

Derivative financial instruments
(w)	Derivative financial instruments
The Company’s primary objective for holding derivative financial instruments is to manage currency and interest rate risks. The Company records derivative instruments as assets or liabilities, measured at fair value. The Company does not offset the carrying amounts of derivatives with the same counterparty. The recognition of gains or losses resulting from changes in the values of those derivative instruments is based on the use of each derivative instrument.

Recently issued accounting standards
(x)	Recently issued accounting standards
In May 2011, the FASB issued revised guidance on the “Amendments to Achieve Common Fair Value Measurements and Disclosure Requirements in U.S. GAAP and IFRSs”. The revised guidance specifies how to measure fair value and improve the comparability of fair value measurements presented and disclosed in financial statements prepared in accordance with U.S. GAAP and IFRSs, not requiring additional fair value measurements and not intending to establish valuation standards or affect valuation practices outside of financial reporting. The revised guidance is effective to all reporting entities that are required or permitted to measure or disclose the fair value of an asset, a liability, or an instrument classified in a reporting entity’s shareholders’ equity in the financial statements during interim and annual periods beginning after December 15, 2011. Early adoption is not permitted. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

On June 16, 2011, the FASB issued ASU 2011-05, which revises the manner in which entities present comprehensive income in their financial statements. The new guidance removes the presentation options in ASC 220 and requires entities to report components of comprehensive income in either (1) a continuous statement of comprehensive income or (2) two separate but consecutive statements. The ASU does not change the items that must be reported in other comprehensive income. With the exception of the indefinite deferral of the provisions that require entities to present, in both net income and OCI, adjustments of items that are reclassified from OCI to net income, for public entities, the amendments are effective for fiscal years, and interim periods within those years, beginning after December 15, 2011. For nonpublic entities, the amendments are effective for fiscal years ending after December 15, 2012, and interim and annual periods thereafter. Early adoption is permitted. The amendments do not require incremental disclosures in addition to those required by ASC 250 or any transition guidance. The Company has early adopted the revised guidance on both Presentation of Comprehensive Income and Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items Out of Accumulated Other Comprehensive Income in Accounting Standards.

In September 2011, the FASB revised guidance on “Testing of Goodwill for Impairment”. The revised guidance specifies that an entity has the option to first assess qualitative factors to determine whether it is necessary to perform the current two-step test. If an entity believes, as a result of its qualitative assessment, that it is more-likely-than-not that the fair value of a reporting unit is less than its carrying amount, the quantitative impairment test is required. Otherwise, no further testing is required. An entity can choose to perform the qualitative assessment on none, some or all of its reporting units. Moreover, an entity can bypass the qualitative assessment for any reporting unit in any period and proceed directly to step one of the impairment test, and then resume performing the qualitative assessment in any subsequent period. The revised guidance is effective to both public and nonpublic entities that have goodwill reported in their financial statements during interim and annual periods beginning after December 15, 2011. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

In December 2011, the FASB issued revised guidance on “Disclosures About Offsetting Assets and Liabilities”. The revised guidance specifies that an entity should disclose both gross information and net information about both instruments and transactions eligible for offset in the statement of financial position and instruments and transactions subject to an agreement similar to a master netting arrangement. The revised guidance affects all entities that have financial instruments and derivative instruments. The revised guidance is effective for interim or annual periods beginning after December 15, 2011. The Company is currently evaluating the impact on its consolidated financial statements of adopting this guidance.

Earnings (loss) per share
(y)	Earnings (loss) per share
Basic earnings (loss) per share is computed by dividing income (loss) attributable to holders of ordinary shares by the weighted average number of ordinary shares outstanding. Diluted earnings — per ordinary share reflects the potential dilution that could occur if securities or other contracts to issue ordinary shares were exercised or converted into ordinary shares. Ordinary share equivalents are excluded from the computation in income (loss) periods should their effects be anti-dilutive.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Concentration of credit risk
Allowances for accounts receivable	2011	2010	2009
Balance, beginning of year	$49,373,296	$96,144,543	$5,680,658
Provision recorded during the year	551,059	1,076,767	94,704,790
Write-offs in the year	(703,687)	(19,348,014)	(4,240,905)
Recovered in the year	(6,400,000)	(28,500,000)	—
Balance, end of year	$42,820,668	$49,373,296	$96,144,543

Allowances for receivable for sale of Equipment and
other fixed assets	2011	2010	2009
Balance, beginning of year	$3,944,204	$21,120,871	$—
Provision recorded during the year	—	—	21,120,871
Write-offs in the year	(3,944,204)	(17,176,667)	—
Recovered in the year	—	—	—
Balance, end of year	$—	$3,944,204	$21,120,871

Plant and equipment, estimated useful lives
Buildings	25 years
Facility machinery and equipment	10 years
Manufacturing machinery and equipment	5–7 years
Furniture and office equipment	3–5 years
Transportation equipment	5 years

Capitalization of interest
	For the year ended December 31,
	2011	2010	2009
Total actual interest expense
(non-litigation)	$39,567,076	$34,016,123	$41,421,385
Recorded in the consolidated statements of
comprehensive income
Interest expense	(20,582,726)	(22,563,056)	(24,586,689)
Gain (Loss) on discontinued operations	—	(92,774)	(112,647)
Gross capitalized interest	18,984,350	11,360,293	16,722,049
Government subsidies	(825,787)	(4,190,735)	(11,617,950)
Net capitalized interest	$18,158,563	$7,169,558	$5,104,099

Fair Value (Tables)	12 Months Ended
Dec. 31, 2011
Fair Value Disclosures [Abstract]
Assets and Liabilities Measured at Fair Value on a Recurring Basis
	Fair Value Measurements at December 31, 2011 Using
	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Instruments	Inputs	Inputs	Total Gains
	(Level 1)	(Level 2)	(Level 3)	(Losses)
Assets:
Forward foreign exchange contracts	$—	$938,531	$—	$3,259,024
Derivative assets measured at fair value	$—	$938,531	$—	$3,259,024
Liabilities:
Forward foreign exchange contracts	$—	$(815,494)	$—	$(2,181,171)
Interest rate swap contracts	—	(404,549)	—	(585,415)
Cross-currency interest rate swap
contracts	—	(463,365)	—	(303,285)
Derivative liabilities measured at fair
value	$—	$(1,683,408)	$—	$(3,069,871)

	Fair Value Measurements at December 31, 2010 Using
	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Instruments	Inputs	Inputs	Total Gains
	(Level 1)	(Level 2)	(Level 3)	(Losses)
Assets:
Forward foreign exchange contracts	$—	$694,795	$—	$2,204,383
Cross-currency interest rate swap
contracts	—	—	—	291,694
Derivative assets measured at fair value	$—	$694,795	$—	$2,496,077
Liabilities:
Forward foreign exchange contracts	$—	$(479,735)	$—	$(4,169,805)
Interest rate swap contracts	—	(1,380,454)	—	(949,068)
Cross-currency interest rate swap
contracts	—	(1,292,475)	—	(957,678)
Derivative liabilities measured at fair
value	$—	$(3,152,664)	$—	$(6,076,551)

	Fair Value Measurements at December 31, 2009 Using
	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Instruments	Inputs	Inputs	Total Gains
	(Level 1)	(Level 2)	(Level 3)	(Losses)
Assets:
Forward foreign exchange contracts	$—	$54,442	$—	$3,961,279
Interest rate swap contracts	—	—	—	104,000
Cross-currency interest swap contracts	—	503,551	—	1,086,822
Derivative assets measured at fair value	$—	$557,993	$—	$5,152,101
Liabilities:
Forward foreign exchange contracts	$—	$(483,421)	$—	$(3,835,234)
Interest rate swap contracts	—	(529,712)	—	(127,336)
Cross-currency interest rate swap
contracts	—	(388,913)	—	(519,099)
Commitment to issue shares and
warrants relating to litigation
settlement	—	(120,237,773)	—	(30,100,793)
Derivative liabilities measured at fair
value	$—	$(121,639,819)	$—	$(34,582,462)

Assets Measured at Fair Value on a Nonrecurring Basis
	Fair Value Measurements at December 31, 2009 Using
	Quoted Prices
	in Active	Significant
	Markets for	Other	Significant
	Identical	Observable	Unobservable
	Instruments	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total Losses
Long-lived assets held
and used	$—	$—	$28,424,849	$(5,269,281)
Long-lived assets held
for sale	—	—	8,184,462	(22,718,729)
	$—	$—	$36,609,311	$(27,988,010)

Derivative Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2011
Derivative Financial Instruments [Abstract]
Notional amount of derivative instruments
	December 31,
	2011	2010	2009
Forward foreign exchange contracts	$165,646,228	$92,859,692	$33,501,503
Interest rate swap contracts	48,000,000	76,000,000	54,000,000
Cross-currency interest rate swap contracts	3,669,691	11,279,915	24,699,730
	$217,315,919	$180,139,607	$112,201,233

Forward exchange contracts, in settlement currency
	Notional	US dollar
Settlement currency	amount	equivalents
As of December 31, 2011
Euro	3,600,000	$4,653,360
Renminbi	1,013,047,623	160,992,868
		$165,646,228
As of December 31, 2010
Euro	7,682,707	$10,174,977
Renminbi	546,297,909	82,684,715
		$92,859,692
As of December 31, 2009
Euro	14,825,188	$21,265,249
Renminbi	83,496,523	12,236,254
		$33,501,503

Cross-currency interest rate swap contracts, in settlement currency
	Notional	US dollar
Settlement currency	amount	equivalents
As of December 31, 2011
Euro	2,839,000	$3,669,691
As of December 31, 2010
Euro	8,517,000	$11,279,915
As of December 31, 2009
Euro	17,219,555	$24,699,730

Fair values of derivative instruments
	December 31,
	2011	2010	2009
Forward foreign exchange contracts	$123,037	$215,060	$(428,979)
Interest rate swap contracts	(404,549)	(1,380,454)	(529,712)
Cross-currency interest rate swap contracts	(463,365)	(1,292,475)	114,638
	$(744,877)	$(2,457,869)	$(844,053)

Accounts Receivable, Net of Allowances (Tables)	12 Months Ended
Dec. 31, 2011
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net of Allowances
	2011	2010	2009
Current	$134,958,411	$174,378,643	$160,802,634
Overdue:
Within 30 days	26,467,938	25,395,378	30,882,525
Between 31 to 60 days	1,082,568	3,033,340	1,641,710
Over 60 days	2,724,676	3,815,480	10,963,676
	$165,233,593	$206,622,841	$204,290,545

Inventories (Tables)	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Abstract]
Inventories
	2011	2010	2009
Raw materials	$54,853,095	$79,037,913	$57,279,287
Work in progress	93,472,253	86,234,857	102,538,543
Finished goods	58,983,032	48,131,729	33,887,365
	$207,308,380	$213,404,499	$193,705,195

Plant and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
Plant and Equipment, Net
	2011	2010	2009
Buildings	$319,890,768	$311,717,261	$293,225,129
Facility machinery and equipment	575,422,687	565,829,867	552,373,720
Manufacturing machinery and equipment	6,310,595,278	5,584,906,496	5,398,887,677
Furniture and office equipment	86,537,280	78,075,574	74,206,691
Transportation equipment	2,212,489	2,109,425	1,890,082
	7,294,658,502	6,542,638,623	6,320,583,299
Less: accumulated depreciation	(5,370,041,078)	(4,902,754,755)	(4,299,836,387)
	1,924,617,424	1,639,883,868	2,020,746,912
Construction in progress	591,960,595	711,978,919	230,867,305
	$2,516,578,019	$2,351,862,787	$2,251,614,217

Acquired Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2011
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Acquired Intangible Assets
	2011	2010	2009
Technology, Licenses and Patents
Cost:	$252,272,508	$236,690,448	$346,792,269
Accumulated Amortization	(72,993,175)	(62,869,597)	(164,098,164)
Acquired intangible assets, net	$179,279,333	$173,820,851	$182,694,105

Future Amortization Expense
Year	Amount
2012	$27,019,752
2013	$30,829,055
2014	$30,063,555
2015	$28,181,995
2016	$25,764,325

Equity Investment (Tables)	12 Months Ended
Dec. 31, 2011
Equity Investment [Abstract]
Equity Investment
	December 31, 2011
	Carrying	% of
	Amount	Ownership
Equity method investment (unlisted)
Toppan SMIC Electronics (Shanghai) Co., Ltd.	$15,856,187	30.0
Cost method investments (unlisted)	$3,756,603	Less than 20.0
	$19,612,790

Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2011
Accounts Payable [Abstract]
Accounts Payable
	2011	2010	2009
Current	$194,434,300	$429,831,103	$174,834,213
Overdue:
Within 30 days	42,278,040	42,087,271	25,335,474
Between 31 to 60 days	16,326,978	8,540,898	8,269,941
Over 60 days	27,651,412	35,118,013	20,443,176
	$280,690,730	$515,577,285	$228,882,804

Promissory Note (Tables)	12 Months Ended
Dec. 31, 2011
Promissory Note [Abstract]
Schedule Of Outstanding Promissory Notes
	December 31, 2011
		Discounted
Maturity	Face Value	value
2012, current portion	$30,000,000	$29,374,461
2013, non-current portion	30,000,000	28,559,711
Total	$60,000,000	$57,934,172

Indebtedness (Tables)	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Indebtedness
	2011	2010	2009
Short-term borrowings from commercial banks (a)	$607,427,103	$372,055,279	$286,864,063
Long-term debt by contracts (b):
Shanghai USD syndicate loan	$—	$—	$127,840,000
Shanghai USD & RMB loan	—	110,270,925	99,309,612
Beijing USD syndicate loan	180,084,000	290,062,000	300,060,000
EUR loan	8,270,540	25,422,024	50,227,567
Tianjin USD syndicate loan	—	86,300,000	179,000,000
Beijing USD & RMB loan	48,837,901	—	—
Shanghai USD loan	26,523,000	—	—
Total long-term debt	$263,715,441	$512,054,949	$756,437,179
Long-term debt by repayment schedule:
Within one year	$191,354,539	$333,458,941	$205,784,080
More than one year, but not exceeding
two years	72,360,902	178,596,008	334,995,270
More than two years, but not exceeding
five years	—	—	215,657,829
Total	$263,715,441	$512,054,949	$756,437,179
Less: current maturities of long-term debt	$191,354,539	333,458,941	205,784,080
Non-current maturities of long-term debt	$72,360,902	$178,596,008	$550,653,099

Details of Long-term Debts
	Shanghai
	USD	Shanghai		Beijing USD	Beijing		Tianjin USD
	Syndicate	USD & RMB	Shanghai	Syndicate	USD &		Syndicate
	Loan	Loan	USD Loan	Loan	RMB Loan	EUR Loan	Loan
Balance at January 1, 2009	266,050,000	—		300,060,000		72,037,070	259,000,000
Drawn down	—	99,309,612		—			—
Repayment	138,210,000	—		—		21,809,503	80,000,000
Balance at December 31, 2009	127,840,000	99,309,612		300,060,000		50,227,567	179,000,000
Drawn down	—	10,961,313		—			—
Repayment	127,840,000	—		9,998,000		24,805,543	92,700,000
Balance at December 31, 2010	—	110,270,925	—	290,062,000		25,422,024	86,300,000
Drawn down	—	—	26,523,000	—	48,837,901	—	—
Repayment	—	110,270,925		109,978,000		17,151,484	86,300,000
Balance at December 31, 2011	—	—	26,523,000	180,084,000	48,837,901	8,270,540	—

Convertible preferred shares (Tables)	12 Months Ended
Dec. 31, 2011
Convertible preferred shares [Abstract]
Valuation assumptions of warrants
Expected volatility (%)	51.65%~53.67%
Risk-free interest rate (per annum) (%)	0.09%~0.18%
Expected dividend yield (%)	Nil
Expected term (years)	1 year

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2011
Discontinued Operations [Abstract]
Discontinued Operations, Income Statement
	(in US dollars)
	For the year ended December 31,
	2011	2010	2009
Sales	$4,005,078	$22,340,048	$32,721,717
Cost of sales	5,411,543	26,072,103	44,962,207
Gross profit (loss)	(1,406,465)	(3,732,055)	(12,240,490)
Total expenses, net	955,730	3,623,506	6,560,318
Net loss before Income Tax	(2,362,195)	(7,355,561)	(18,800,808)
Income tax (expenses) benefits	—	—	—
Gain on disposition of discontinued operations, net of taxes	17,103,295	—	—
Income(loss) from discontinued operations	$14,741,100	($7,355,561)	($18,800,808)

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2011
Income Tax Disclosure [Abstract]
Income Tax Expense, by Subsidiaries
	2011	2010	2009
US subsidiary	$213,723	$210,000	$252,000
European subsidiary	215,922	152,105	141,431

Provision for Income Taxes
	December 31
	2011	2010	2009
PRC
Current	$920,661	$4,916,947	$40,949
Adjustments on deferred tax assets and liabilities
for enacted changes in tax rate	—	—	(32,403,299)
Deferred	81,139,452	(10,097,549)	(23,818,794)
Other jurisdiction, current	442,593	362,105	9,556,902
Income tax (benefit) expense	$82,502,706	$(4,818,497)	$(46,624,242)

Income (loss) before Income Taxes, by tax jurisdiction
	December 31
	2011	2010	2009
PRC	$(163,355,291)	$62,898,157	$(774,867,562)
Other jurisdictions	(18,921,102)	(46,635,277)	(213,651,272)
	$(182,276,393)	$16,262,880	$(988,518,834)

Details of Deferred Tax Assets and Liabilities
	2011	2010	2009
Deferred tax assets:
Allowances and reserves	$4,633,904	$3,102,688	$13,019,352
Start-up costs	31,157,821	23,309,859	159,707
Net operating loss carry forwards	197,262,277	185,443,770	109,384,792
Unrealized exchange loss	—	—	6,006
Depreciation and impairment of
fixed assets	80,477,329	62,068,769	79,104,144
Subsidy on long lived assets	—	148,473	479,818
Accrued expenses	2,389,533	2,382,856	1,936,337
Total deferred tax assets	315,920,864	276,456,415	204,090,156
Valuation allowance	(284,133,460)	(163,767,922)	(101,558,305)
Net deferred tax assets	$31,787,404	$112,688,493	$102,531,851
Current portion of deferred tax assets	$3,273,728	$3,638,427	$8,173,216
Non-current portion of deferred
tax assets	28,513,676	109,050,066	94,358,635
Net deferred tax assets	$31,787,404	$112,688,493	$102,531,851
Deferred tax liability:
Capitalized interest	(1,266,091)	(1,049,162)	(1,035,164)
Unrealized exchange gain	(66,529)	(45,095)	—
Total deferred tax liabilities	(1,332,620)	(1,094,257)	(1,035,164)
Non-current portion of deferred
tax liabilities	(1,332,620)	(1,094,257)	(1,035,164)
Total deferred tax liabilities	$(1,332,620)	$(1,094,257)	$(1,035,164)

Schedule of Effective Income Tax Rate Reconciliation
	2011		2010		2009
Applicable enterprise income tax rate	15.0%		15.0%		15.0%
Expenses not deductible for tax purposes	—		46.4%		(2.2%	)
Effect of tax holiday and tax concession	1.3%		33.8%		(0.8%	)
Expense (credit) to be recognized in future periods	11.4%		35.6%		(6.3%	)
Changes in valuation allowances	(72.6%	)	30.0%		(0.7%	)
Effect of different tax rate of subsidiaries operating in
other jurisdictions	(1.4%	)	89.6%		(3.6%	)
Utilization of net operating loss carry forwards	—		(304.5%	)	—
Changes of tax rate	—		—		3.2%
True up	1.0%		—		—
Effective tax rate	(45.3%	)	(54.1%	)	4.6%

Summary of Income Tax Holiday
	2011	2010	2009
The aggregate dollar effect	$2,369,593	$3,009,966	$7,979,279
Per share effect — basic and diluted	$0.00	$0.00	$0.00

Noncontrolling Interest (Tables)	12 Months Ended
Dec. 31, 2011
Noncontrolling Interest [Abstract]
Reconciliation of the Noncontrolling Interest
Reconciliation of the Noncontrolling Interest
Balance at January 1, 2009	$42,795,288
Redemption	(9,013,444)
Accretion of interest	1,059,663
Balance at December 31, 2009	$34,841,507
Addition of Noncontrolling Interest	3,252,412
Loss attributed to noncontrolling interest	(139,751)
Accretion of interest	1,050,000
Balance at December 31, 2010	$39,004,168
Disposal	(36,061,232)
Loss attributed to noncontrolling interest	(63,177)
Accretion of interest	1,319,761
Balance at December 31, 2011	$4,199,520

Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2011
Share-based Compensation [Abstract]
Summary of Stock Option Activity
	Ordinary shares		Weighted Average
		Weighted
		average	Remaining	Aggregated
	Number of	exercise	Contractual	Intrinsic
	options	price	Term	Value
Options outstanding at
January 1, 2011	1,317,679,526	$0.11
Granted	321,290,693	$0.07
Exercised	(75,381,642)	$0.05
Cancelled	(332,650,148)	$0.11
Options outstanding at
December 31, 2011	1,230,938,429	$0.10	6.67 years	$2,642,018
Vested or expected to vest at
December 31, 2011	874,243,966	$0.11	5.93 years	$1,814,692
Exercisable at
December 31, 2011	465,796,149	$0.12	4.42 years	$954,932

Valuation Assumptions of Stock Option
	2011	2010	2009
Average risk-free rate of return	1.04%	1.28%	1.18%
Expected term	1–5 years	1–4 years	2–4 years
Volatility rate	69.15%	60.83%	55.95%
Expected dividend yield	—	—	—

Summary of Restricted Stock Units Award Activity
	Restricted share units		Weighted Average
		Weighted	Remaining
	Number of	average	Contractual	Aggregated
	Share Units	Fair Value	Term	Fair Value
Outstanding at January 1, 2011	144,457,562	$0.10
Granted	67,949,495	$0.07
Exercised	(78,230,676)	$0.10
Cancelled	(32,611,949)	$0.10
Outstanding at December 31, 2011	101,564,432	$0.07	9.01 years	$7,581,599
Vested or expected to vest at December 31, 2011	60,684,535	$0.07	9.00 years	$4,475,307

Reconciliation of Basic and Diluted Earnings (loss) per Share (Tables)	12 Months Ended
Dec. 31, 2011
Reconciliation of Basic and Diluted Earnings (loss) per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted
	For the years ended December 31,
	2011	2010	2009
Numerator:
Income (loss) from continuing operations	$(260,300,553)	$21,366,207	$(943,676,734)
Accretion of interest to noncontrolling interest attributable to
Semiconductor Manufacturing International Corporation from
continuing operations	(1,319,761)	—	—
Loss attributable to noncontrolling interest attributable to
Semiconductor Manufacturing International Corporation from
continuing operations	63,177	—	—
Net income (loss) attributable to Semiconductor Manufacturing
International Corporation from continuing operations	(261,557,137)	21,366,207	(943,676,734)
Deemed dividend on convertible preferred shares	(64,970,095)	—	—
Income (loss) attributable to holders of ordinary shares from
continuing operations	(326,527,232)	21,366,207	(943,676,734)
Net income (loss) attributable to Semiconductor Manufacturing
International Corporation from discontinued operations	14,741,100	(7,355,561)	(18,800,808)
Accretion of interest to noncontrolling interest attributable to
Semiconductor Manufacturing International Corporation from
discontinued operations	—	(1,050,000)	(1,059,663)
Loss attributable to noncontrolling interest attributable to
Semiconductor Manufacturing International Corporation from
discontinued operations	—	139,751	—
Income (loss) attributable to holders of ordinary shares from
discontinued operations	14,741,100	(8,265,810)	(19,860,471)
Denominator:
Weighted average ordinary shares outstanding — basic	27,435,853,922	24,258,437,559	22,359,237,084
Weighted average ordinary shares outstanding — diluted	27,435,853,922	25,416,597,405	22,359,237,084
Income (loss) per ordinary share:
Basic
— continuing operations	$(0.01)	$0.00	$(0.04)
— discontinued operations	$0.00	$(0.00)	$(0.00)
Diluted
— continuing operations	$(0.01)	$0.00	$(0.04)
— discontinued operations	$0.00	$(0.00)	$(0.00)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share
	December 31,
	2011	2010	2009
Outstanding options to purchase ordinary shares	1,230,938,429	1,014,825,425	1,410,142,830
Outstanding unvested restricted share units	101,564,432	—	53,625,777
Warrant shares	1,724,902,225	759,521,231	—
	3,057,405,086	1,774,346,656	1,463,768,607

Commitments (Tables)	12 Months Ended
Dec. 31, 2011
Commitments Disclosure [Abstract]
Purchase commitments
Facility construction	$40,321,896
Machinery and equipment	420,461,238
$460,783,134

Segment and Geographic Information (Tables)	12 Months Ended
Dec. 31, 2011
Segments, Geographical Areas [Abstract]
Schedule of Revenue, by Geographical Areas
	2011	2010	2009
Total sales:
United States	$726,011,054	$847,851,860	$629,329,696
Europe	35,256,308	39,167,752	20,814,642
Asia Pacific(1)	21,243,469	32,011,201	20,334,967
Taiwan	105,788,242	167,153,780	144,292,302
Japan	356,121	3,187,517	9,685,012
China(2)	430,810,839	443,076,429	213,208,767
	$1,319,466,033	$1,532,448,539	$1,037,665,386

(1)	Not including Taiwan, Japan, China

(2)	Including Hong Kong

Significant Customers (Tables)	12 Months Ended
Dec. 31, 2011
Significant Customers [Abstract]
Summary of Net Revenue and Accounts Receivable for Significant Customers
	Net revenue			Accounts receivable
	Year ended December 31,			December 31,
	2011	2010	2009	2011	2010	2009
A	21%	21%	22%	21%	27%	21%
B	13%	13%	14%	13%	*	*
C	*	10%	13%		*	*
D	*	*	*	*	*	10%
* Less than 10%.

Additional Information - Financial Information of Parent Company (Tables)	12 Months Ended
Dec. 31, 2011
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule of Condensed Balance Sheets

ADDITIONAL INFORMATION — FINANCIAL STATEMENTS SCHEDULE I
SEMICONDUCTOR MANUFACTURING INTERNATIONAL CORPORATION
FINANCIAL INFORMATION OF PARENT COMPANY
BALANCE SHEETS
(In US dollars, except share data)

	December 31,
	2011	2010	2009
ASSETS
Current assets:
Cash and cash equivalent	60,910,164	110,180,720	33,384,536
Restricted cash	7,500,000	7,500,000	12,502,008
Short-term investments	—	2,453,951	—
Accounts receivable, net	—	440,471	291,073
Amount due from subsidiaries	184,382,596	233,334,694	367,524,590
Prepaid expense and other current assets	2,062,772	1,291,686	2,528,056
Total current assets	254,855,532	355,201,522	416,230,263
Plant and equipment, net	3,641,906	6,638,222	8,164,963
Acquired intangible assets, net	125,561,477	139,510,804	160,939,520
Deferred cost, net	—	—	—
Investment in subsidiaries	2,332,053,306	2,099,436,556	1,826,666,595
Investment in equity affiliate	19,334,686	7,665,454	7,670,044
TOTAL ASSETS	2,735,446,907	2,608,452,558	2,419,671,385

LIABILITIES AND EQUITY
Current Liabilities:
Accounts payable	20,500	8,215,543	4,838,515
Accrued expenses and other current liabilities	17,150,825	27,314,886	72,893,883
Amount due to subsidiaries	206,461,640	187,698,654	77,516,511
Short-term borrowings	209,026,670	109,470,000	146,418,700
Current portion of promissory note	29,374,461	29,374,461	78,608,288
Current portion of long-term payables relating to license agreement	—	9,000,000	18,622,691
Commitment to issue shares and warrants Relating to litigation
settlement	—	—	120,237,773
Income tax payable	37,606	1,868,371	—
Total current liabilities	462,071,702	372,941,915	519,136,361
Long-term liabilities:
Promissory notes	28,559,711	56,327,268	83,324,641
Other long term liabilities	—	9,646,000	20,970,000
Total long-term liabilities	28,559,711	65,973,268	104,294,641
Total liabilities	490,631,413	438,915,183	623,431,002
Equity:
Ordinary shares, $0.0004 par value, 50,000,000,000 shares
authorized, 27,487,676,065, 27,334,063,747, and 22,375,886,604
shares issued and outstanding at December 31, 2011, 2010 and
2009, respectively	10,995,071	10,933,707	8,950,355
Additional paid-in capital	4,240,529,406	3,858,642,524	3,499,723,153
Convertible preferred shares, $0.0004 par value, 5,000,000,000 shares authorized, 445,545,911, nil and nil shares issued and
outstanding at December 31, 2011, 2010 and 2009, respectively	178,218	—	—
Accumulated other comprehensive income (loss)	3,845,496	(1,092,291)	(386,163)
Accumulated deficit	(2,010,732,697)	(1,698,946,565)	(1,712,046,962)
Total equity	2,244,815,494	2,169,537,375	1,796,240,383
TOTAL LIABILITIES AND EQUITY	2,735,446,907	2,608,452,558	2,419,671,385

Schedule of Condensed Statements of Operations

SEMICONDUCTOR MANUFACTURING INTERNATIONAL CORPORATION
FINANCIAL INFORMATION OF PARENT COMPANY
STATEMENTS OF OPERATIONS
(In US dollars)

	Year ended December 31,
	2011	2010	2009
Revenue	303,572	14,508,954	20,943,735
Operating expenses:
General and administrative expenses	8,613,191	29,811,340	111,308,433
Amortization of acquired intangibles assets	23,655,994	21,428,716	32,965,281
Impairment loss of long-lived assets	—	—	5,630,237
Litigation settlement	—	—	55,182,838
Total operating expenses	32,269,185	51,240,056	205,086,789
Loss from operations	(31,965,613)	(36,731,102)	(184,143,054)
Other income (expense):
Interest income	449,128	358,830	399,655
Interest expense	(4,627,596)	(4,714,813)	(7,314,896)
Change in the fair value of commitment to issue shares and warrants	—	(29,815,452)	(30,100,793)
Other income (expense), net	934,689	(5,493,222)	7,563,790
Total other expense, net	(3,243,779)	(39,664,657)	(29,452,244)
Net loss before income tax	(35,209,392)	(76,395,759)	(213,595,298)
Income tax expense	(214,509)	(4,631,225)	(9,163,471)
Gain (loss) from equity investment	4,478,546	284,830	(1,782,142)
Profit (loss) from investment in subsidiaries	(232,973,977)	93,842,551	(738,996,294)
Gain on disposition of a subsidiary	17,103,295	—	—
Net income (loss)	(246,816,037)	13,100,397	(963,537,205)
Deemed dividend on convertible preferred shares	(64,970,095)	—	—
Net income (loss) attributable to holders of ordinary shares	(311,786,132)	13,100,397	(963,537,205)

Schedule of Condensed Statements of Cash Flows

SEMICONDUCTOR MANUFACTURING INTERNATIONAL CORPORATION
FINANCIAL INFORMATION OF PARENT COMPANY
STATEMENTS OF CASH FLOWS
(In US dollars)

	Year ended December 31,
	2011	2010	2009
Operating activities
Net income (loss)	(246,816,037)	13,100,397	(963,537,205)
Adjustments to reconcile net loss to net cash provided
by (used in) operating activities:
Loss on disposal of plant and equipment	412,231	—	—
Loss (profit) from investment in subsidiaries	232,973,977	(93,842,551)	738,996,294
Loss (gain) from equity investment	(4,478,546)	(284,830)	1,782,142
Gain on disposition of a subsidiary	(17,103,295)	—	—
Depreciation and amortization	24,955,467	23,474,623	34,357,584
Impairment loss of long-lived assets	—	—	5,630,237
Share-based compensation	5,333,860	8,794,633	10,145,101
Non-cash interest expense on promissory note and long-
term payable relating to license agreements	2,232,443	3,840,668	2,557,329
Litigation settlement (noncash portion)	—	—	9,211,849
Change in the fair value of commitment to issue shares and
warrants	—	29,815,452	30,100,793
Forgiveness of payables	(17,565,487)	—	—
Allowance for doubtful accounts	(2,560)	630	30,911,015
Other non-cash expense	—	516,910	—
Changes in operating assets and liabilities:
Accounts receivable, net	443,031	(150,028)	(32,671)
Amount due from subsidiaries	51,874,629	134,189,896	(194,240,814)
Prepaid expense and other current assets	(771,087)	1,236,370	(2,669,420)
Accounts payable	(7,887,375)	6,636,844	(232,240)
Amount due to subsidiaries	11,656,136	110,182,143	16,004,466
Accrued expenses and other current liabilities	1,224,075	(40,072,877)	(11,978,670)
Other long term liabilities	(9,646,000)	(11,324,000)	20,970,000
Change in liabilities relating to litigation settlement	—	—	212,167,381
Income tax payable	(1,830,765)	1,868,371	(474,983)
Net cash provided by operating activities	25,004,697	187,982,651	(60,331,812)
Investing activities:
Purchase of plant and equipment	(1,919,922)	(3,778,983)	(19,507,536)
Proceeds from sell of plant and equipment and other Asset	—	—	64,899,316
Purchases of acquired intangible assets	(5,405,800)	(14,716,700)	(41,728,828)
Purchase of short-term investments	(19,007,734)	(2,453,951)	—
Proceeds from sell of short-term investments	21,461,685	—	—
Purchase of equity investment	(1,000,000)	—	—
Investment in subsidiaries	(451,086,556)	(179,000,125)	(11,980,551)
Change in restricted cash	—	5,002,008	(12,502,008)
Net cash used in investing activities	(456,958,327)	(194,947,751)	(20,819,607)
Financing activities:
Proceeds from short-term borrowing	227,209,647	104,270,000	80,464,986
Repayment of short-term debt	(127,652,977)	(141,218,700)	(115,304,059)
Repayment of promissory notes	(30,000,000)	(80,000,000)	(15,000,000)
Proceeds from exercise of employee stock options	3,525,007	2,217,678	215,026
Proceeds from issuance of ordinary shares	—	199,122,212	—
Proceeds from issuance of preferred shares	308,297,502	—	—
Net cash provided by (used in) financing activities	381,379,179	84,391,190	(49,624,047)
Effect of exchange rate changes	1,303,895	(629,906)	52,960
NET INCREASE (DECREASE) IN CASH AND CASH
EQUIVALENTS	(49,270,556)	76,796,184	(130,722,506)
CASH AND CASH EQUIVALENTS, beginning of period	110,180,720	33,384,536	164,107,042
CASH AND CASH EQUIVALENTS, end of period	60,910,164	110,180,720	33,384,536
SUPPLEMENTAL DISCLOSURES OF NON-CASH
INVESTING AND FINANCIAL ACTIVITIES
Accounts payable for plant and equipment	(20,500)	(328,168)	(1,587,984)

Summary of Significant Accounting Policies (Concentration of credit risk) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Allowances for accounts receivable
Balance, beginning of year	$ 49,373,296	$ 96,144,543	$ 5,680,658
Provision recorded during the year	551,059	1,076,767	94,704,790
Write-offs in the year	(703,687)	(19,348,014)	(4,240,905)
Recovered in the year	(6,400,000)	(28,500,000)	0
Balance, end of year	42,820,668	49,373,296	96,144,543
Allowances for receivable for sale of Equipment and other fixed assets
Balance, beginning of year	3,944,204	21,120,871	0
Provision recorded during the year	0	0	21,120,871
Write-offs in the year	(3,944,204)	(17,176,667)	0
Recovered in the year	0	0	0
Balance, end of year	$ 0	$ 3,944,204	$ 21,120,871

Summary of Significant Accounting Policies (Plant and equipment, estimated useful lives) (Details)	12 Months Ended
Dec. 31, 2011
Buildings [Member]
Estimated Useful Live [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	25 years
Facility machinery and equipment [Member]
Estimated Useful Live [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	10 years
Manufacturing machinery and equipment [Member]
Estimated Useful Live [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	5 - 7 years
Furniture and office equipment [Member]
Estimated Useful Live [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	3 - 5 years
Transportation equipment [Member]
Estimated Useful Live [Line Items]
Property, Plant and Equipment, Estimated Useful Lives	5 years

Summary of Significant Accounting Policies (Capitalization of interest) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounting Policies [Abstract]
Total actual interest expense (non-litigation)	$ 39,567,076	$ 34,016,123	$ 41,421,385
Recorded in the consolidated statements of operations, Interest expense	(20,582,726)	(22,563,056)	(24,586,689)
Gain (Loss) on discontinued operations	0	(92,774)	(112,647)
Gross capitalized interest	18,984,350	11,360,293	16,722,049
Government subsidies	(825,787)	(4,190,735)	(11,617,950)
Net capitalized interest	$ 18,158,563	$ 7,169,558	$ 5,104,099

Summary of Significant Accounting Policies (Government subsidies) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Government subsidies under specific R&D projects [Member]
Government subsidies, by Type [Line Items]
Government subsidies, Received	$ 126.1	$ 82.4	$ 97.6
Government subsidies, as reduction of expenses or costs	42.6	32.8	31.9
Government subsidies as reduction in interest expense [Member]
Government subsidies, by Type [Line Items]
Government subsidies, Received	0.8	4.2	11.6
Government subsidies to encourage integrated circuit industry [Member]
Government subsidies, by Type [Line Items]
Government subsidies, Received	2	26.9	54.1
Government subsidies, as reduction of expenses or costs	2.4	26.7	57.3
Government subsidies for General purpose [Member]
Government subsidies, by Type [Line Items]
Government subsidies, Received	$ 1.7

Summary of Significant Accounting Policies (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Allowances for accounts receivable, Recovered in the year	$ 6,400,000	$ 28,500,000
Prepaid land use rights, charge duration	50 to 70 years
Acquired intangible assets, charge duration	three to ten years

Fair Value (Assets and Liabilities Measured at Fair Value on Recurring Basis) (Details) (Fair Value, Measurements, Recurring [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Toal Gains (Losses) on derivative assets	$ 3,259,024	$ 2,496,077	$ 5,152,101
Toal Gains (Losses) on derivative Liabilities	(3,069,871)	(6,076,551)	(34,582,462)
Forward foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Toal Gains (Losses) on derivative assets	3,259,024	2,204,383	3,961,279
Toal Gains (Losses) on derivative Liabilities	(2,181,171)	(4,169,805)	(3,835,234)
Interest rate swap contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Toal Gains (Losses) on derivative assets			104,000
Toal Gains (Losses) on derivative Liabilities	(585,415)	(949,068)	(127,336)
Cross-currency interest rate swap contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Toal Gains (Losses) on derivative assets		291,694	1,086,822
Toal Gains (Losses) on derivative Liabilities	(303,285)	(957,678)	(519,099)
Commitment to issue shares and warrants relating to litigation settlement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Toal Gains (Losses) on derivative Liabilities			(30,100,793)
Quoted Prices in Active Market for Identical Instruments (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets measured at fair value	0	0	0
Derivative Liabilities measured at fair value	0	0	0
Quoted Prices in Active Market for Identical Instruments (Level 1) [Member] | Forward foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets measured at fair value	0	0	0
Derivative Liabilities measured at fair value	0	0	0
Quoted Prices in Active Market for Identical Instruments (Level 1) [Member] | Interest rate swap contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets measured at fair value			0
Derivative Liabilities measured at fair value	0	0	0
Quoted Prices in Active Market for Identical Instruments (Level 1) [Member] | Cross-currency interest rate swap contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets measured at fair value		0	0
Derivative Liabilities measured at fair value	0	0	0
Quoted Prices in Active Market for Identical Instruments (Level 1) [Member] | Commitment to issue shares and warrants relating to litigation settlement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities measured at fair value			0
Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets measured at fair value	938,531	694,795	557,993
Derivative Liabilities measured at fair value	(1,683,408)	(3,152,664)	(121,639,819)
Significant Other Observable Inputs (Level 2) [Member] | Forward foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets measured at fair value	938,531	694,795	54,442
Derivative Liabilities measured at fair value	(815,494)	(479,735)	(483,421)
Significant Other Observable Inputs (Level 2) [Member] | Interest rate swap contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets measured at fair value			0
Derivative Liabilities measured at fair value	(404,549)	(1,380,454)	(529,712)
Significant Other Observable Inputs (Level 2) [Member] | Cross-currency interest rate swap contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets measured at fair value		0	503,551
Derivative Liabilities measured at fair value	(463,365)	(1,292,475)	(388,913)
Significant Other Observable Inputs (Level 2) [Member] | Commitment to issue shares and warrants relating to litigation settlement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities measured at fair value			(120,237,773)
Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets measured at fair value	0	0	0
Derivative Liabilities measured at fair value	0	0	0
Significant Unobservable Inputs (Level 3) [Member] | Forward foreign exchange contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets measured at fair value	0	0	0
Derivative Liabilities measured at fair value	0	0	0
Significant Unobservable Inputs (Level 3) [Member] | Interest rate swap contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets measured at fair value			0
Derivative Liabilities measured at fair value	0	0	0
Significant Unobservable Inputs (Level 3) [Member] | Cross-currency interest rate swap contracts [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative assets measured at fair value		0	0
Derivative Liabilities measured at fair value	0	0	0
Significant Unobservable Inputs (Level 3) [Member] | Commitment to issue shares and warrants relating to litigation settlement [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Derivative Liabilities measured at fair value			$ 0

Fair Value (Assets Measured at Fair Value on a Nonrecurring Basis) (Details) (USD $)	12 Months Ended
Dec. 31, 2009
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used	$ 28,400,000
Long-lived assets held for sale	8,200,000
Toal Losses on Long-lived assets held and used measured at fair value	5,300,000
Toal Losses on Long-lived assets held for sale measured at fair value	22,700,000
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Toal Losses on Long-lived assets held and used measured at fair value	(5,269,281)
Toal Losses on Long-lived assets held for sale measured at fair value	(22,718,729)
Toal Losses on Long-lived assets used and for sale measured at fair value	(27,988,010)
Fair Value, Measurements, Nonrecurring [Member] | Quoted Prices in Active Market for Identical Instruments (Level 1) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used	0
Long-lived assets held for sale	0
Long-lived assets used and for sale	0
Fair Value, Measurements, Nonrecurring [Member] | Significant Other Observable Inputs (Level 2) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used	0
Long-lived assets held for sale	0
Long-lived assets used and for sale	0
Fair Value, Measurements, Nonrecurring [Member] | Significant Unobservable Inputs (Level 3) [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Long-lived assets held and used	28,424,849
Long-lived assets held for sale	8,184,462
Long-lived assets used and for sale	$ 36,609,311

Fair Value (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Fair Value Disclosures [Abstract]
Long-lived assets held and used, carrying amount	$ 33.7
Long-lived assets held and used, fair value	28.4
Gains (Losses) on Long-lived assets held and used measured at fair value	5.3
Long-lived assets held for sale, carrying amount	30.9
Long-lived assets held for sale, fair value	8.2
Gains (Losses) on Long-lived assets held for sale measured at fair value	$ 22.7

Restricted Cash (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restricted Cash [Abstract]
Bank time deposits pledged against letters of credit and short-term borrowings	$ 46,272,510	$ 128,818,265	$ 20,360,185
Restricted government subsidies	$ 90,634,616	$ 32,531,992	$ 0

Derivative Financial Instruments (Notional amount of derivative instruments) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative [Line Items]
Notional Amount of Derivatives	$ 217,315,919	$ 180,139,607	$ 112,201,233
Forward foreign exchange contracts [Member]
Derivative [Line Items]
Notional Amount of Derivatives	165,646,228	92,859,692	33,501,503
Interest rate swap contracts [Member]
Derivative [Line Items]
Notional Amount of Derivatives	48,000,000	76,000,000	54,000,000
Cross-currency interest rate swap contracts [Member]
Derivative [Line Items]
Notional Amount of Derivatives	$ 3,669,691	$ 11,279,915	$ 24,699,730

Derivative Financial Instruments (Forward exchange contracts, in settlement currency ) (Details)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Forward foreign exchange contracts [Member] USD ($)	Dec. 31, 2010 Forward foreign exchange contracts [Member] USD ($)	Dec. 31, 2009 Forward foreign exchange contracts [Member] USD ($)	Dec. 31, 2011 Forward foreign exchange contracts [Member] Euro [Member] USD ($)	Dec. 31, 2011 Forward foreign exchange contracts [Member] Euro [Member] EUR (€)	Dec. 31, 2010 Forward foreign exchange contracts [Member] Euro [Member] USD ($)	Dec. 31, 2010 Forward foreign exchange contracts [Member] Euro [Member] EUR (€)	Dec. 31, 2009 Forward foreign exchange contracts [Member] Euro [Member] USD ($)	Dec. 31, 2009 Forward foreign exchange contracts [Member] Euro [Member] EUR (€)	Dec. 31, 2011 Forward foreign exchange contracts [Member] Renminbi [Member] USD ($)	Dec. 31, 2011 Forward foreign exchange contracts [Member] Renminbi [Member] CNY	Dec. 31, 2010 Forward foreign exchange contracts [Member] Renminbi [Member] USD ($)	Dec. 31, 2010 Forward foreign exchange contracts [Member] Renminbi [Member] CNY	Dec. 31, 2009 Forward foreign exchange contracts [Member] Renminbi [Member] USD ($)	Dec. 31, 2009 Forward foreign exchange contracts [Member] Renminbi [Member] CNY
Derivative [Line Items]
Notional Amount of Derivatives	$ 217,315,919	$ 180,139,607	$ 112,201,233	$ 165,646,228	$ 92,859,692	$ 33,501,503	$ 4,653,360	€ 3,600,000	$ 10,174,977	€ 7,682,707	$ 21,265,249	€ 14,825,188	$ 160,992,868	1,013,047,623	$ 82,684,715	546,297,909	$ 12,236,254	83,496,523

Derivative Financial Instruments (Cross-currency interest rate swap contracts, in settlement currency ) (Details)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Cross-currency interest rate swap contracts [Member] USD ($)	Dec. 31, 2010 Cross-currency interest rate swap contracts [Member] USD ($)	Dec. 31, 2009 Cross-currency interest rate swap contracts [Member] USD ($)	Dec. 31, 2011 Cross-currency interest rate swap contracts [Member] Euro [Member] EUR (€)	Dec. 31, 2010 Cross-currency interest rate swap contracts [Member] Euro [Member] EUR (€)	Dec. 31, 2009 Cross-currency interest rate swap contracts [Member] Euro [Member] EUR (€)
Derivative [Line Items]
Notional Amount of Derivatives	$ 217,315,919	$ 180,139,607	$ 112,201,233	$ 3,669,691	$ 11,279,915	$ 24,699,730	€ 2,839,000	€ 8,517,000	€ 17,219,555

Derivative Financial Instruments (Fair values of derivative instruments) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Derivative [Line Items]
Derivative, Fair Value	$ (744,877)	$ (2,457,869)	$ (844,053)
Forward foreign exchange contracts [Member]
Derivative [Line Items]
Derivative, Fair Value	123,037	215,060	(428,979)
Interest rate swap contracts [Member]
Derivative [Line Items]
Derivative, Fair Value	(404,549)	(1,380,454)	(529,712)
Cross-currency interest rate swap contracts [Member]
Derivative [Line Items]
Derivative, Fair Value	$ (463,365)	$ (1,292,475)	$ 114,638

Accounts Receivable, Net of Allowances (Narrative) (Details)	12 Months Ended
Dec. 31, 2011
Accounts Receivable, Net [Abstract]
Accounts Receivable, credit terms	30 to 60 days

Accounts Receivable, Net of Allowances (Accounts Receivable, Net of Allowances) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts Receivable, Net [Abstract]
Current	$ 134,958,411	$ 174,378,643	$ 160,802,634
Overdue:
Within 30 days	26,467,938	25,395,378	30,882,525
Between 31 to 60 days	1,082,568	3,033,340	1,641,710
Over 60 days	2,724,676	3,815,480	10,963,676
Accounts receivable, net of allowances	$ 165,233,593	$ 206,622,841	$ 204,290,545

Inventories (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Inventory Disclosure [Abstract]
Raw materials	$ 54,853,095	$ 79,037,913	$ 57,279,287
Work in progress	93,472,253	86,234,857	102,538,543
Finished goods	58,983,032	48,131,729	33,887,365
Inventory, Net	207,308,380	213,404,499	193,705,195
Provisions for inventory write-downs	$ 26,073,533	$ 19,893,861	$ 26,296,168

Assets Held for Sale (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Long Lived Assets Held-for-sale [Line Items]
Assets held for sale		$ 30,900,000
DRAM related Assets [Member]
Long Lived Assets Held-for-sale [Line Items]
Discontinued Operation, Property, Plant, and Equipment, Net		30,903,192
Assets held for sale		8,184,462
Long Lived Assets Held-for-sale, Proceeds from Sale	7,611,775
Long Lived Assets Held-for-sale, Gain (Loss) on Sale	1,455,721
Assets held for sale, Decrease for reclassification	4,756,260
DRAM related Assets [Member] | Impairment Loss [Member]
Long Lived Assets Held-for-sale [Line Items]
Long Lived Assets Held-for-sale, Impairment Charge		18,640,862
DRAM related Assets [Member] | Discontinued Operation Loss [Member]
Long Lived Assets Held-for-sale [Line Items]
Long Lived Assets Held-for-sale, Impairment Charge		$ 4,077,868

Plant and Equipment, Net (Plant and Equipment, Net) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment (Excluding Construction in progress), Gross	$ 7,294,658,502	$ 6,542,638,623	$ 6,320,583,299
Less: accumulated depreciation	(5,370,041,078)	(4,902,754,755)	(4,299,836,387)
Property, Plant and Equipment (Excluding Construction in progress), Net	1,924,617,424	1,639,883,868	2,020,746,912
Construction in progress, Net	591,960,595	711,978,919	230,867,305
Property, Plant and Equipment, Net	2,516,578,019	2,351,862,787	2,251,614,217
Depreciation	518,840,210	584,241,805	746,684,986
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment (Excluding Construction in progress), Gross	319,890,768	311,717,261	293,225,129
Facility machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment (Excluding Construction in progress), Gross	575,422,687	565,829,867	552,373,720
Manufacturing machinery and equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment (Excluding Construction in progress), Gross	6,310,595,278	5,584,906,496	5,398,887,677
Furniture and office equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment (Excluding Construction in progress), Gross	86,537,280	78,075,574	74,206,691
Transportation equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment (Excluding Construction in progress), Gross	$ 2,212,489	$ 2,109,425	$ 1,890,082

Plant and Equipment, Net (Narrative) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment [Line Items]
Construction in progress, Net	$ 591,960,595	$ 711,978,919	$ 230,867,305
Additional amount paid to complete construction	62,000,000
Beijing [Member]
Property, Plant and Equipment [Line Items]
Construction in progress, Net	373,699,154
Shanghai [Member]
Property, Plant and Equipment [Line Items]
Construction in progress, Net	105,379,439
Shenzhen [Member]
Property, Plant and Equipment [Line Items]
Construction in progress, Net	92,373,431
Other subsidiaries [Member]
Property, Plant and Equipment [Line Items]
Construction in progress, Net	$ 20,508,571

Impairment of Plant and Equipment (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Impairment of plant and equipment [Abstract]
Impairment loss	$ 17,691,318	$ 8,442,050	$ 138,294,783
Impairment loss in relation to deconsolidated subsidiary		3,304,125
Impairment loss in relation to abandoned group of long-lived assets			102,363,799
Discontinued operation loss in relation to abandoned group of long-lived assets			$ 2,312,736

Acquired Intangible Assets, Net (Acquired Intangible Assets) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Technology, Licenses and Patents Cost	$ 252,272,508	$ 236,690,448	$ 346,792,269
Accumulated Amortization	(72,993,175)	(62,869,597)	(164,098,164)
Acquired intangible assets, net	179,279,333	173,820,851	182,694,105
Intagible assets, Purchased	$ 37,490,003	$ 18,294,616	$ 23,334,825

Acquired Intangible Assets, Net (Future Amortization Expense ) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Amortization expense	$ 31,449,387	$ 27,167,870	$ 35,064,589
2012	27,019,752
2013	30,829,055
2014	30,063,555
2015	28,181,995
2016	25,764,325
Impairment losses			$ 5,630,236

Equity Investment (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Schedule of Investments [Line Items]
Equity method investment (unlisted), Carrying Amount	$ 15,856,187
Equity method investment (unlisted), Ownership Percentage	30.00%
Cost method investments (unlisted), Carrying Amount	3,756,603
Cost method investments (unlisted), Ownership Percentage	Less than 20.0%
Equity investment	19,612,790	9,843,558	9,848,148
Impairment of Equity investment	0
Toppan SMIC Electronics (Shanghai) Co., Ltd. [Member]
Schedule of Investments [Line Items]
Equity method investment (unlisted), Carrying Amount	$ 15,856,187
Equity method investment (unlisted), Ownership Percentage	30.00%

Accounts Payable (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Accounts Payable [Abstract]
Current	$ 194,434,300	$ 429,831,103	$ 174,834,213
Overdue:
Within 30 days	42,278,040	42,087,271	25,335,474
Between 31 to 60 days	16,326,978	8,540,898	8,269,941
Over 60 days	27,651,412	35,118,013	20,443,176
Accounts payable	$ 280,690,730	$ 515,577,285	$ 228,882,804

Promissory Note (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Promissory Note [Abstract]
Promissory Note, cancelled			$ 40,000,000
Promissory Note, issued, number			12
Promissory Note, issued, face amount			200,000,000
Promissory Note, discount for imputed interest on notes			8,067,071
Company average effective interest rate of borrowing			2.85%
Payment for Promissory Note	30,000,000	80,000,000
Promissory Note, Interest Expense as Amortization of Discount	$ 2,232,443	$ 3,768,799	$ 2,070,569

Promissory Note (Promissory Note) (Details) (USD $)	Dec. 31, 2010	Dec. 31, 2011 2012, current portion [Member]	Dec. 31, 2011 2013, non-current portion [Member]
Promissory Note, Maturity Period [Line Items]
Promissory Note, Face Value	$ 60,000,000	$ 30,000,000	$ 30,000,000
Promissory Note, Discounted Value	$ 57,934,172	$ 29,374,461	$ 28,559,711

Indebtedness (Indebtedness) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt Disclosure [Abstract]
Short-term borrowings from commercial banks	$ 607,427,103	$ 372,055,279	$ 286,864,063
Long-term debt by repayment schedule:
Within one year	191,354,539	333,458,941	205,784,080
More than one year, but not exceeding two years	72,360,902	178,596,008	334,995,270
More than two years, but not exceeding five years	0	0	215,657,829
Total	263,715,441	512,054,949	756,437,179
Less: current maturities of long-term debt	191,354,539	333,458,941	205,784,080
Non-current maturities of long-term debt	$ 72,360,902	$ 178,596,008	$ 550,653,099

Indebtedness (Long-term debt by contracts) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Debt Instrument [Line Items]
Long-term debt by contracts	$ 263,715,441	$ 512,054,949	$ 756,437,179
Shanghai USD syndicate loan [Member]
Debt Instrument [Line Items]
Long-term debt by contracts	0	0	127,840,000	266,050,000
Shanghai USD & RMB loan [Member]
Debt Instrument [Line Items]
Long-term debt by contracts	0	110,270,925	99,309,612	0
Beijing USD syndicate loan [Member]
Debt Instrument [Line Items]
Long-term debt by contracts	180,084,000	290,062,000	300,060,000	300,060,000
EUR loan [Member]
Debt Instrument [Line Items]
Long-term debt by contracts	8,270,540	25,422,024	50,227,567	72,037,070
Tianjin USD syndicate loan [Member]
Debt Instrument [Line Items]
Long-term debt by contracts	0	86,300,000	179,000,000	259,000,000
Beijing USD & RMB loan [Member]
Debt Instrument [Line Items]
Long-term debt by contracts	48,837,901	0	0	0
Shanghai USD loan [Member]
Debt Instrument [Line Items]
Long-term debt by contracts	$ 26,523,000	$ 0	$ 0	$ 0

Indebtedness (Short-term borrowings) (Details) (Line of Credit [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Line of Credit [Member]
Short-term Debt [Line Items]
Number of Short-term Credit Agreements	24	20	19
Line of Credit Facility, Maximum Borrowing Capacity	$ 919,000,000	$ 583,000,000	$ 337,000,000
Line of Credit Facility, Amount Outstanding	607,400,000	372,000,000	287,000,000
Line of Credit Facility, Remaining Borrowing Capacity	311,600,000	211,000,000	50,000,000
Outstanding Borrowings, Secured by Term Deposits	43,300,000	13,000,000	20,000,000
Outstanding Borrowings, Secured by Real Property	23,200,000	0	0
Original Cost of Collateralized Assets	17,500,000
Interest Expense, Debt	20,818,060	12,037,913	11,250,052
Interest Costs Incurred, Capitalized	$ 10,154,263	$ 3,182,351	$ 2,752,239
Percentage Rate Range, Minimum	1.60%	1.11%	1.11%
Percentage Rate Range, Maximum	7.20%	5.84%	8.75%

Indebtedness (Long-term debt) (Details)	12 Months Ended																	12 Months Ended
	Dec. 31, 2011 Shanghai USD & RMB loan [Member] USD ($)	Dec. 31, 2010 Shanghai USD & RMB loan [Member] USD ($)	Dec. 31, 2009 Shanghai USD & RMB loan [Member] USD ($)	Dec. 31, 2011 Shanghai USD & RMB loan [Member] USD [Member] USD ($)	Dec. 31, 2011 Shanghai USD & RMB loan [Member] RMB [Member] USD ($)	Dec. 31, 2011 Shanghai USD & RMB loan [Member] RMB [Member] CNY	Dec. 31, 2011 Shanghai USD loan [Member] USD ($)	Dec. 31, 2010 Shanghai USD loan [Member] USD ($)	Dec. 31, 2009 Shanghai USD loan [Member] USD ($)	Dec. 31, 2013 Shanghai USD loan [Member] USD [Member] USD ($)	Dec. 31, 2012 Shanghai USD loan [Member] USD [Member] USD ($)	Dec. 31, 2011 Shanghai USD loan [Member] USD [Member] USD ($)	Dec. 31, 2011 Beijing USD syndicate loan [Member] USD ($)	Dec. 31, 2010 Beijing USD syndicate loan [Member] USD ($)	Dec. 31, 2009 Beijing USD syndicate loan [Member] USD ($)	Dec. 31, 2011 Beijing USD syndicate loan [Member] USD [Member] USD ($)	Jun. 26, 2009 Beijing USD syndicate loan [Member] USD [Member]	Dec. 31, 2011 EUR loan [Member] USD ($)	Dec. 31, 2010 EUR loan [Member] USD ($)	Dec. 31, 2009 EUR loan [Member] USD ($)	Dec. 31, 2011 EUR loan [Member] EUR [Member] USD ($)	Dec. 31, 2011 EUR loan [Member] EUR [Member] EUR (€)	Dec. 31, 2011 Tianjin USD syndicate loan [Member] USD ($)	Dec. 31, 2010 Tianjin USD syndicate loan [Member] USD ($)	Dec. 31, 2009 Tianjin USD syndicate loan [Member] USD ($)	Dec. 31, 2011 Tianjin USD syndicate loan [Member] USD [Member] USD ($)	Dec. 31, 2011 Beijing USD & RMB loan [Member] USD ($)	Dec. 31, 2010 Beijing USD & RMB loan [Member] USD ($)	Dec. 31, 2009 Beijing USD & RMB loan [Member] USD ($)	Dec. 31, 2011 Beijing USD & RMB loan [Member] USD [Member] USD ($)	Dec. 31, 2011 Beijing USD & RMB loan [Member] RMB [Member] CNY	Dec. 31, 2011 Beijing USD & RMB loan [Member] RMB [Member] USD ($)
Debt Instrument [Line Items]
Principal Amount				$ 80,000,000	$ 29,309,012	200,000,000						$ 69,000,000				$ 600,000,000					$ 105,000,000	€ 85,000,000				$ 300,000,000				$ 25,000,000	150,000,000	$ 24,000,000
Stated fixed Interest Rate												4.40%				2.99%	2.59%
Percentage Rate Range, Minimum				2.40%	2.40%	2.40%															2.50%	2.50%				1.60%				6.35%	6.35%
Percentage Rate Range, Maximum				4.86%	4.86%	4.86%															5.00%	5.00%				1.70%				6.65%	6.65%
Drawn down	0	10,961,313	99,309,612				26,523,000	0	0			26,500,000	0	0	0	1,318,600,000		0	0	0			0	0	0		48,837,901	0	0	25,000,000	150,000,000
Frequency of Periodic Payment																Repayable starting from December 2007 in six equal semi-annual installments					Repaid in full in ten equal semi-annual installments	Repaid in full in ten equal semi-annual installments				Repayable starting from 2010 in six semi-annual installments
Repayments	110,270,925	0	0				0	0	0	23,500,000	3,000,000		109,978,000	9,998,000	0	109,000,000		17,151,484	24,805,543	21,809,503			86,300,000	92,700,000	80,000,000		0	0	0
Original Cost of Collateralized Assets												$ 38,600,000									$ 115,000,000						$ 132,300,000

Indebtedness (Details of Long-term Debts) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Debt Instrument [Line Items]
Long-term Debts, ending balance	$ 263,715,441	$ 512,054,949	$ 756,437,179
Shanghai USD syndicate loan [Member]
Debt Instrument [Line Items]
Long-term Debts, beginning balance	0	127,840,000	266,050,000
Drawn down	0	0	0
Repayments	0	127,840,000	138,210,000
Long-term Debts, ending balance	0	0	127,840,000
Shanghai USD & RMB loan [Member]
Debt Instrument [Line Items]
Long-term Debts, beginning balance	110,270,925	99,309,612	0
Drawn down	0	10,961,313	99,309,612
Repayments	110,270,925	0	0
Long-term Debts, ending balance	0	110,270,925	99,309,612
Shanghai USD loan [Member]
Debt Instrument [Line Items]
Long-term Debts, beginning balance	0	0	0
Drawn down	26,523,000	0	0
Repayments	0	0	0
Long-term Debts, ending balance	26,523,000	0	0
Beijing USD syndicate loan [Member]
Debt Instrument [Line Items]
Long-term Debts, beginning balance	290,062,000	300,060,000	300,060,000
Drawn down	0	0	0
Repayments	109,978,000	9,998,000	0
Long-term Debts, ending balance	180,084,000	290,062,000	300,060,000
Beijing USD & RMB loan [Member]
Debt Instrument [Line Items]
Long-term Debts, beginning balance	0	0	0
Drawn down	48,837,901	0	0
Repayments	0	0	0
Long-term Debts, ending balance	48,837,901	0	0
EUR loan [Member]
Debt Instrument [Line Items]
Long-term Debts, beginning balance	25,422,024	50,227,567	72,037,070
Drawn down	0	0	0
Repayments	17,151,484	24,805,543	21,809,503
Long-term Debts, ending balance	8,270,540	25,422,024	50,227,567
Tianjin USD syndicate loan [Member]
Debt Instrument [Line Items]
Long-term Debts, beginning balance	86,300,000	179,000,000	259,000,000
Drawn down	0	0	0
Repayments	86,300,000	92,700,000	80,000,000
Long-term Debts, ending balance	$ 0	$ 86,300,000	$ 179,000,000

Convertible preferred shares (Narrative) (Details)	12 Months Ended				12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2011 HKD	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011 Preferred Shares and Warrants issued to Country Hill Limited [Member] USD ($)	Dec. 31, 2011 Preferred Shares and Warrants issued to Datang [Member] USD ($)
Class of Stock [Line Items]
Convertible Preferred Stock, Shares Issued	445,545,911		0	0	360,589,053	84,956,858
Number of Preferred Shares Called by Warrants					72,117,810	16,991,371
Proceeds from Issuance of Convertible Preferred Stock and Warrants, net of issuance cost					$ 249,000,000	$ 58,900,000
Issuance cost of Convertible Preferred Stock and Warrants					600,000
Preferred Stock, Par Value Per Share	$ 0.0004		$ 0.0004	$ 0.0004
Preferred Stock, issue price		5.39
Foreign Currency Exchange Rate, Translation	7.7943
Exercise Price of Warrants		5.39
Adjustments to Additional Paid in Capital, Preferred Stock Issued	292,634,466
Adjustments to Additional Paid in Capital, Warrants Issued to subscribe for Preferred Stock	15,484,818
Deemed dividend on preferred convertible shares	$ 64,970,095
Preferred Stock, conversion date	June 4, 2012
Preferred Stock, initial conversion rate	10

Convertible preferred shares (Valuation assumptions of warrants) (Details)	12 Months Ended
Dec. 31, 2011 year
Convertible preferred shares [Abstract]
Expected volatility, Maximum	53.67%
Expected volatility, Minimum	51.65%
Risk-free interest rate (per annum), Maximum	0.18%
Risk-free interest rate (per annum), Minimum	0.09%
Expected dividend yield	0.00%
Expected term (years)	1

Discontinued Operations (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Discontinued Operations [Abstract]
Investment retained, Percent of interest	10.00%
Cash or other consideration received upon disposition	$ 0
Gain on disposition of discontinued operations, net of taxes	17,103,295	0	0
Income (loss) from discontinued operations	$ 14,741,100	$ (7,355,561)	$ (18,800,808)

Discontinued Operations (Discontinued Operations, Income Statement) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Discontinued Operations, Income Statement [Line Items]
Net loss before Income Tax	$ (2,362,195)	$ (7,355,561)	$ (18,800,808)
Income tax (expenses) benefits	0	0	0
Gain on disposition of discontinued operations, net of taxes	17,103,295	0	0
Income (loss) from discontinued operations	14,741,100	(7,355,561)	(18,800,808)
AT [Member]
Discontinued Operations, Income Statement [Line Items]
Sales	4,005,078	22,340,048	32,721,717
Cost of sales	5,411,543	26,072,103	44,962,207
Gross profit (loss)	(1,406,465)	(3,732,055)	(12,240,490)
Total expenses, net	955,730	3,623,506	6,560,318
Net loss before Income Tax	(2,362,195)	(7,355,561)	(18,800,808)
Income tax (expenses) benefits	0	0	0
Gain on disposition of discontinued operations, net of taxes	17,103,295	0	0
Income (loss) from discontinued operations	$ 14,741,100	$ (7,355,561)	$ (18,800,808)

Income Taxes (PRC Enterprise Income Tax Law) (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011 USD ($) micron year	Dec. 31, 2011 CNY
Income Tax Disclosure [Abstract]
New EIT Law, Income Tax Rate	25.00%	25.00%
FEIT Law, Preferential Tax Rate	25.00%	25.00%
Period of Transition from FEIT to EIT	5	5
Minimum total investment, for Integrated Circuit Production Enterprises Entitled to Preferential Tax Rate	$ 1,095	8,000
Maximum Line Width of Integrated Circuits, for Integrated Circuit Production Enterprises Entitled to Preferential Tax Rate	0.25	0.25
Minimum Operation Period, for those Enterprises Entitled to Full Exemption for Five Years and 50 percent Reduction for Following Five Years	15	15
Percentage of Reduction for Five Years after Full Exemption Period, for those Enterprises with Operation Period More than 15 Years	50.00%	50.00%

Income Taxes (Income Tax Rate During Transition Period) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2008 During Year 2008 [Member]	Dec. 31, 2008 During Year 2009 [Member]	Dec. 31, 2008 During Year 2010 [Member]	Dec. 31, 2008 During Year 2011 [Member]	Dec. 31, 2008 During Year 2012 and thereafter [Member]
Income Tax Rate During Transition Period, for Enterprises Enjoying Preferential Tax Rate under FEIT law, by Period [Line Items]
New EIT Law, Income Tax Rate	25.00%	18.00%	20.00%	22.00%	24.00%	25.00%

Income Taxes (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Expense, by Subsidiaries [Line Items]
FEIT Law, Preferential Tax Rate	25.00%
New EIT Law, Income Tax Rate	25.00%
Valuation allowance	$ 284,133,460	$ 163,767,922	$ 101,558,305
Unrecognized Tax Benefits that Would Impact Effective Tax Rate	$ 0
New EIT Law, Income Tax Rate, for profits of foreign invested enterprise arising in year 2008 and beyond that will be distributed to its immediate holding company outside China	10.00%
New EIT Law, Income Tax Rate, for holding companies in Hong Kong under Tax Memorandum between China and Hong Kong Special Administrative Region	5.00%
SMIS [Member]
Income Tax Expense, by Subsidiaries [Line Items]
Income Tax Holiday, Description	five year full exemption followed by five year half reduction
SMIS [Member] | During Year 2011 [Member]
Income Tax Expense, by Subsidiaries [Line Items]
New EIT Law, Income Tax Rate	12.00%
SMIS [Member] | During 2012 and 2013 [Member]
Income Tax Expense, by Subsidiaries [Line Items]
New EIT Law, Income Tax Rate	12.50%
SMIS [Member] | Thereafter [Member]
Income Tax Expense, by Subsidiaries [Line Items]
New EIT Law, Income Tax Rate	15.00%
SMIB and SMIT [Member]
Income Tax Expense, by Subsidiaries [Line Items]
FEIT Law, Preferential Tax Rate	15.00%
Income Tax Holiday, Description	five year full exemption followed by five year half reduction

Income Taxes (Income Tax Expense, by Subsidiaries) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Expense, by Subsidiaries [Line Items]
Income Tax Expense (Benefit)	$ 82,502,706	$ (4,818,497)	$ (46,624,242)
US subsidiary [Member]
Income Tax Expense, by Subsidiaries [Line Items]
Income Tax Expense (Benefit)	213,723	210,000	252,000
European subsidiary [Member]
Income Tax Expense, by Subsidiaries [Line Items]
Income Tax Expense (Benefit)	215,922	152,105	141,431
Taiwan subsidiary [Member]
Income Tax Expense, by Subsidiaries [Line Items]
Income Tax Expense (Benefit)	$ 12,948

Income Taxes (Provision for Income Taxes) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Disclosure [Abstract]
PRC, Current	$ 920,661	$ 4,916,947	$ 40,949
PRC, Adjustments on deferred tax assets and liabilities for enacted changes in tax rate	0	0	(32,403,299)
PRC, Deferred	81,139,452	(10,097,549)	(23,818,794)
Other jurisdiction, current	442,593	362,105	9,556,902
Income tax (benefit) expense	$ 82,502,706	$ (4,818,497)	$ (46,624,242)

Income Taxes (Income (loss) before Income Taxes, by tax jurisdiction) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Disclosure [Abstract]
PRC	$ (163,355,291)	$ 62,898,157	$ (774,867,562)
Other jurisdictions	(18,921,102)	(46,635,277)	(213,651,272)
Income (loss) before income tax	$ (182,276,393)	$ 16,262,880	$ (988,518,834)

Income Taxes (Details of Deferred Tax Assets and Liabilities) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Deferred tax assets:
Allowances and reserves	$ 4,633,904	$ 3,102,688	$ 13,019,352
Start-up costs	31,157,821	23,309,859	159,707
Net operating loss carry forwards	197,262,277	185,443,770	109,384,792
Unrealized exchange loss	0	0	6,006
Depreciation and impairment of fixed assets	80,477,329	62,068,769	79,104,144
Subsidy on long lived assets	0	148,473	479,818
Accrued expenses	2,389,533	2,382,856	1,936,337
Total deferred tax assets	315,920,864	276,456,415	204,090,156
Valuation allowance	(284,133,460)	(163,767,922)	(101,558,305)
Net deferred tax assets	31,787,404	112,688,493	102,531,851
Current portion of deferred tax assets	3,273,728	3,638,427	8,173,216
Non-current portion of deferred tax assets	28,513,676	109,050,066	94,358,635
Net deferred tax assets	31,787,404	112,688,493	102,531,851
Deferred tax liability:
Capitalized interest	(1,266,091)	(1,049,162)	(1,035,164)
Unrealized exchange gain	(66,529)	(45,095)	0
Total deferred tax liabilities	(1,332,620)	(1,094,257)	(1,035,164)
Non-current portion of deferred tax liabilities	(1,332,620)	(1,094,257)	(1,035,164)
Total deferred tax liabilities	$ (1,332,620)	$ (1,094,257)	$ (1,035,164)

Income Taxes (Operating Loss Carryforwards) (Details) (PRC subsidiaries [Member], USD $) In Millions, unless otherwise specified	Dec. 31, 2011
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Subject to Expiration	$ 951.9
Expire in Year 2012 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Subject to Expiration	252.7
Expire in Year 2013 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Subject to Expiration	179.7
Expire in Year 2014 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Subject to Expiration	237.7
Expire in Year 2015 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Subject to Expiration	86.3
Expire in Year 2016 [Member]
Operating Loss Carryforwards [Line Items]
Operating Loss Carryforwards, Subject to Expiration	$ 195.5

Income Taxes (Schedule of Effective Income Tax Rate Reconciliation) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Disclosure [Abstract]
Applicable enterprise income tax rate	15.00%	15.00%	15.00%
Expenses not deductible for tax purpose	0.00%	46.40%	(2.20%)
Effect of tax holiday and tax concession	1.30%	33.80%	(0.80%)
Expense (credit) to be recognized in future periods	11.40%	35.60%	(6.30%)
Changes in valuation allowances	(72.60%)	30.00%	(0.70%)
Effect of different tax rate of subsidiaries operating in other jurisdictions	(1.40%)	89.60%	(3.60%)
Utilization of net operating loss carry forwards	0.00%	(304.50%)	0.00%
Changes of tax rate	0.00%	0.00%	3.20%
True up	1.00%	0.00%	0.00%
Effective tax rate	(45.30%)	(54.10%)	4.60%

Income Taxes (Summary of Income Tax Holiday) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Disclosure [Abstract]
The aggregate dollar effect	$ 2,369,593	$ 3,009,966	$ 7,979,279
Per share effect - basic and diluted	$ 0	$ 0	$ 0

Noncontrolling Interest (Narrative) (Details) (USD $)	12 Months Ended			12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009 AT [Member] Series A Preferred Stock [Member]	Dec. 31, 2007 AT [Member] Series A Preferred Stock [Member]	Dec. 31, 2005 AT [Member] Series A Preferred Stock [Member]	Dec. 31, 2010 AT [Member] Series A Preferred Stock [Member]
Consolidation, Less than Wholly Owned Subsidiary, Parent Ownership Interest, Effects of Changes, Net [Line Items]
Issuance of Equity by Subsidiary to Noncontrolling Interests						$ 39,000,000
Ownership Percentage by Noncontrolling Owners				33.70%	42.70%	43.30%
Stock Repurchased During Period, Shares					1,000,000
Stock Repurchased During Period, Value					1,000,000
Stock Redeemed During Period, Shares					8,000,000
Noncontrolling Interest, Decrease from Redemptions or Purchase of Interests	$ 9,013,444			$ 9,013,444
Preferred Stock, Redemption Price Per Share				$ 1
Redemption Price Per Share Plus, Percentage per annum calculated on daily basis						3.50%
Preferred Stock, Shares Outstanding	0	445,545,911	0				30,000,000

Noncontrolling Interest (Reconciliation of the Noncontrolling Interest) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Noncontrolling Interest [Abstract]
Noncontrolling Interest, beginning balance	$ 39,004,168	$ 34,841,507	$ 42,795,288
Redemption			(9,013,444)
Additional of Noncontrolling Interest		3,252,412
Loss attributed to noncontrolling interest	(63,177)	(139,751)
Accretion of interest	1,319,761	1,050,000	1,059,663
Disposal			(36,061,232)
Noncontrolling Interest, ending balance	$ 4,199,520	$ 39,004,168	$ 34,841,507

Share-based Compensation (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 year	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation [Abstract]
Share-based compensation expense	$ 5,333,860	$ 8,794,633	$ 10,145,101
Total Compensation Cost Not yet Recognized	$ 13,415,847
Weighted Average Period for Recognition	1.51

Share-based Compensation (Narrative of Stock Option Activity) (Details)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 2004 Option Plan [Member]	Dec. 31, 2011 2001 Stock Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration Period			10 years
Requisite Service Period			4 years
Options outstanding, Number	1,230,938,429	1,317,679,526	1,088,806,018	142,132,411
Number of Shares Available for Grant			1,296,138,596

Share-based Compensation (Summary of Stock Option Activity) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011 year	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation [Abstract]
Options outstanding, Number, Beginning of Period	1,317,679,526
Options Granted, Number	321,290,693
Options Exercised, Number	(75,381,642)	(140,645,464)	(48,101,777)
Options Cancelled, Number	(332,650,148)
Options outstanding, Number, End of Period	1,230,938,429	1,317,679,526
Options Vested or expected to vest, Number	874,243,966
Options Exercisable, Number	465,796,149
Options outstanding, Weighted Average Exercise Price, Beginning of Period	$ 0.11
Options Granted, Weighted Average Exercise Price	$ 0.07
Options Exercised, Weighted Average Exercise Price	$ 0.05
Options Cancelled, Weighted Average Exercise Price	$ 0.11
Options outstanding, Weighted Average Exercise Price, End of Period	$ 0.1	$ 0.11
Options Vested or expected to vest, Weighted Average Exercise Price	$ 0.11
Options Exercisable, Weighted Average Exercise Price	$ 0.12
Options outstanding, Weighted Average Remaining Contractual Term, End of Period	6.67
Options Vested or expected to vest, Weighted Average Remaining Contractual Term	5.93
Options Exercisable, Weighted Average Remaining Contractual Term	4.42
Options outstanding, Intrinsic Value, End of Period	$ 2,642,018
Options Vested or expected to vest, Intrinsic Value	1,814,692
Options Exercisable, Intrinsic Value	954,932
Options Exercised, Intrinsic Value	$ 3,388,378	$ 2,572,660	$ 167,625
Options Granted, Weighted Average Grant Date Fair Value	$ 0.04	$ 0.04	$ 0.02

Share-based Compensation (Valuation Assumptions of Stock Option) (Details) (Stock Options [Member])	12 Months Ended
	Dec. 31, 2011 year	Dec. 31, 2010 year	Dec. 31, 2009 year
Stock Options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Average risk-free rate of return	1.04%	1.28%	1.18%
Expected term, Minimum	1	1	2
Expected term, Maximum	5	4	4
Volatility rate	69.15%	60.83%	55.95%
Expected dividend yield	0.00%	0.00%	0.00%

Share-based Compensation (Narrative of Restricted Stock Units) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 5,333,860	$ 8,794,633	$ 10,145,101
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Authorized	1,015,931,725
Proportionate issued and outstanding ordinary shares	2.50%
Number of Shares Available for Grant	555,623,273
Restricted share units Outstanding, Number	101,564,432	144,457,562
Requisite Service Period	4 years
Expiration Period	10 years
Restricted share units Granted, Number	67,949,495	207,315,992	787,797
Restricted share units Granted, Total Grant Date Fair Value	4,504,015	20,169,232	32,213
Share-based compensation expense	$ 1,845,413	$ 3,493,661	$ 3,370,893

Share-based Compensation (Summary of Restricted Stock Units Award Activity) (Details) (Restricted Stock Units (RSUs) [Member], USD $)	12 Months Ended
	Dec. 31, 2011 year	Dec. 31, 2010	Dec. 31, 2009
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted share units Outstanding, Number, Beginning of Period	144,457,562
Restricted share units Granted, Number	67,949,495	207,315,992	787,797
Restricted share units Exercised, Number	(78,230,676)
Restricted Share Units Cancelled, Number	(32,536,949)
Restricted share units Outstanding, Number, End of Period	101,564,432	144,457,562
Restricted share units Vested or expected to vest, Number	60,684,535
Restricted share units Outstanding, Weighted Average Grant Date Fair Value, Beginning of Period	$ 0.1
Restricted share units Granted, Weighted Average Grant Date Fair Value	$ 0.07
Restricted Share Units Exercised, Weighted Average Grant Date Fair Value	$ 0.1
Restricted share units Cancelled, Weighted Average Grant Date Fair Value	$ 0.1
Restricted share units Outstanding, Weighted Average Grant Date Fair Value, End of Period	$ 0.07	$ 0.1
Restricted share units Vested or expected to vest, Weighted Average Grant Date Fair Value	$ 0.07
Restricted share units Outstanding,Weighted Average Remaining Contractual Term, End of Period	9.01
Restricted share units Vested or expected to vest, Weighted Average Remaining Contractual Term	9
Restricted share units Outstanding, Aggregated Fair Value, End of Period	$ 7,581,599
Restricted share units Vested or expected to vest, Aggregated Fair Value	$ 4,475,307

Reconciliation of Basic and Diluted Earnings (loss) per Share (Schedule of Earnings Per Share, Basic and Diluted) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerator:
Income (loss) from continuing operations	$ (260,300,553)	$ 21,366,207	$ (943,676,734)
Accretion of interest to noncontrolling interest attributable to Semiconductor Manufacturing International Corporation from continuing operations	(1,319,761)	0	0
Loss attributable to noncontrolling interest attributable to Semiconductor Manufacturing International Corporation from continuing operations	63,177	0	0
Net income (loss) attributable to Semiconductor Manufacturing International Corporation from continuing operations	(261,557,137)	21,366,207	(943,676,734)
Deemed dividend on convertible preferred shares	(64,970,095)	0	0
Income (loss) attributable to holders of ordinary shares from continuing operations	(326,527,232)	21,366,207	(943,676,734)
Net income (loss) attributable to Semiconductor Manufacturing International Corporation from discontinued operations	14,741,100	(7,355,561)	(18,800,808)
Accretion of interest to noncontrolling interest attributable to Semiconductor Manufacturing International Corporation from discontinued operations	0	(1,050,000)	(1,059,663)
Loss attributable to noncontrolling interest attributable to Semiconductor Manufacturing International Corporation from discontinued operations	0	139,751	0
Income (loss) attributable to holders of ordinary shares from discontinued operations	$ 14,741,100	$ (8,265,810)	$ (19,860,471)
Denominator:
Weighted average ordinary shares outstanding - basic	27,435,853,922	24,258,437,559	22,359,237,084
Weighted average ordinary shares outstanding - diluted	27,435,853,922	25,416,597,405	22,359,237,084
Basic
Continuing operations	$ (0.01)	$ 0	$ (0.04)
Discontinued operations	$ 0	$ 0	$ 0
Diluted
Continuing operations	$ (0.01)	$ 0	$ (0.04)
Discontinued operations	$ 0	$ 0	$ 0

Reconciliation of Basic and Diluted Earnings (loss) per Share (Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share) (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	3,057,405,086	1,774,346,656	1,463,768,607
Outstanding options to purchase ordinary shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,230,938,429	1,014,825,425	1,410,142,830
Outstanding unvested restricted share units [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	101,564,432	0	53,625,777
Warrant shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount	1,724,902,225	759,521,231	0

Transactions with Managed Government-Owned Foundries (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Transactions with Managed Government-Owned Foundries [Line Items]
Bad Debt Provision	$ 551,059	$ 1,076,767	$ 111,584,756
Recovery of bad debt provision, as a deduction of general and administrative expense	6,400,000	28,500,000
Advance payment in connection with a proposed joint venture	27,969,805	0	0
Cension Semiconductor Manufacturing Corporation [Member]
Transactions with Managed Government-Owned Foundries [Line Items]
Government Owned Foundries Management Service Revenues		4,500,000	6,000,000
Provision for Doubtful Accounts Receivable due to Revenue for Management Services			93,500,000
Provision for Doubtful Accounts Receivable due to Revenue for Equipment Sold			21,100,000
Bad Debt Provision			115,800,000
Future Cash Payment for Accounts Receivable, Agreement	47,200,000
Proceeds from Collection of Receivables	6,400,000	28,500,000
Wuhan Xinxin Semiconductor Manufacturing Corporation [Member]
Transactions with Managed Government-Owned Foundries [Line Items]
Government Owned Foundries Management Service Revenues	6,913,622	0
Proceeds from Collection of Receivables	21,643,822
Recovery of bad debt provision, as a deduction of general and administrative expense	$ 14,730,200

Commitments (Purchase commitments) (Details) (USD $)	Dec. 31, 2010	Dec. 31, 2011 Facility construction [Member]	Dec. 31, 2011 Machinery and Equipment [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
Purchase Commitment, Remaining Minimum Amount Committed	$ 460,783,134	$ 40,321,896	$ 420,461,238

Commitments (Narrative) (Details) (Royalty Agreement Terms [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Royalty Agreement Terms [Member]
Purchase Commitment, Excluding Long-term Commitment [Line Items]
The Terms of the Contracts	three to ten years
Costs Incurred, Gross	$ 22,794,499	$ 29,498,094	$ 20,836,511

Segment and Geographic Information (Schedule of Revenue, by Geographical Areas) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue, Net	$ 1,319,466,033	$ 1,532,448,539	$ 1,037,665,386
United States [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue, Net	726,011,054	847,851,860	629,329,696
Europe [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue, Net	35,256,308	39,167,752	20,814,642
Asia Pacific [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue, Net	21,243,469	32,011,201	20,334,967
Taiwan [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue, Net	105,788,242	167,153,780	144,292,302
Japan [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue, Net	356,121	3,187,517	9,685,012
Mainland China [Member]
Segment Reporting, Revenue Reconciling Item [Line Items]
Revenue, Net	$ 430,810,839	$ 443,076,429	$ 213,208,767

Significant Customers (Details)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of Net Revenue and Accounts Receivable for Significant Customers [Line Items]
Proportion of Accounts Receivable and Net Sales for Significant Customers, Minimum	10.00%	10.00%	10.00%
A [Member]
Summary of Net Revenue and Accounts Receivable for Significant Customers [Line Items]
Proportion of Net Revenue	21.00%	21.00%	22.00%
Proportion of Accounts receivable	21.00%	27.00%	21.00%
B [Member]
Summary of Net Revenue and Accounts Receivable for Significant Customers [Line Items]
Proportion of Net Revenue	13.00%	13.00%	14.00%
Proportion of Accounts receivable	13.00%
C [Member]
Summary of Net Revenue and Accounts Receivable for Significant Customers [Line Items]
Proportion of Net Revenue		10.00%	13.00%
D [Member]
Summary of Net Revenue and Accounts Receivable for Significant Customers [Line Items]
Proportion of Accounts receivable			10.00%

Contingent Liability (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Loss Contingency [Abstract]
Litigation Settlement, Expense	$ 21	$ 8

Litigation (Details)	12 Months Ended				12 Months Ended
	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2009 USD ($)	Dec. 31, 2011	Dec. 31, 2010 2009 Settlement Agreement with TSMC [Member] USD ($) year	Dec. 31, 2009 2009 Settlement Agreement with TSMC [Member] USD ($)	Dec. 31, 2010 2009 Settlement Agreement with TSMC [Member]
Loss Contingencies [Line Items]
Termination of obligation for remaining payments under previous Settlement Agreement						$ 40,000,000
Aggregate payables to TSMC						200,000,000
Paid upon execution						15,000,000
Loss Contingency Accrual, Period of Installment						four years
Issuance of ordinary shares relating to litigation settlement, Number of Shares		1,789,493,218			1,789,493,218
Exercisable Period of Warrant					3
Number of Shares Called by Warrants or Rights							695,914,030
Exercise Price of Warrants				5.39			1.3
Ownership Percentage obtained due to Exercise of Warrants							2.78%
Equity Issuance, Date					Jul 5, 2010
Gain (Loss) Related to Litigation Settlement	0	0	(269,637,431)			269,600,000
Change in the fair value of commitment to issue shares and warrants	$ 0	$ 29,815,453	$ 30,100,793		$ 29,800,000	$ 30,100,000

Retirement Benefit (Details) (PRC Retirement Plans [Member], USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
PRC Retirement Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Retirement Plan, Contribution made by Company, Percentage Rate of Basic Salary Range, Maximum	22.00%
Retirement Plan, Contribution made by Company, Percentage Rate of Basic Salary Range, Minimum	20.00%
Retirement Plan, Contribution made by Employees, Percentage Rate of Basic Salary Range, Maximum	8.00%
Retirement Plan, Contribution made by Employees, Percentage Rate of Basic Salary Range, Minimum	6.00%
Contribution to Retirement Plan, Expense	$ 16,553,764	$ 12,845,223	$ 12,532,810

Distribution of Profits (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Distribution of Profits [Abstract]
Non-distributable Reserve, PRC subsidiaries, Percentage Rate of After Tax Profit	10.00%
Accumulative Non-distributable Reserve, PRC subsidiaries, Percentage Rate of Registered Capital, Maximum	50.00%
Appropriation made to Non-distributable reserves	$ 0	$ 0	$ 0
Accumulative Non-distributable Reserve, Amount	30,000,000
Share Capital, PRC subsidiaries, Restricted on Distribution	3,412,000,000
Reserve and Capital Amount, PRC subsidiaries, Unavailable for Distribution	3,442,000,000
Declared or paid cash dividends on the ordinary shares	$ 0	$ 0	$ 0

Additional Information - Financial Information of Parent Company (Balance Sheets) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 261,615,478	$ 515,808,332	$ 443,462,514	$ 450,229,569
Restricted cash	136,907,126	161,350,257	20,360,185
Accounts receivable, net	165,233,593	206,622,841	204,290,545
Prepaid expense and other current assets	90,448,245	78,278,131	28,881,866
Total current assets	864,786,550	1,179,102,487	907,057,983
Plant and equipment, net	2,516,578,019	2,351,862,787	2,251,614,217
Acquired intangible assets, net	179,279,333	173,820,851	182,694,105
TOTAL ASSETS	3,727,929,415	3,902,693,214	3,524,076,617
Current liabilities:
Accounts payable	280,690,730	515,577,285	228,882,804
Accrued expenses and other current liabilities	142,415,427	146,986,675	111,086,990
Short-term borrowings	607,427,103	372,055,279	286,864,063
Current portion of promissory notes	29,374,461	29,374,461	78,608,288
Commitment to issue shares and warrants relating to litigation settlement	0	0	120,237,773
Income tax payable	63,435	1,892,691	58,573
Total current liabilities	1,251,325,695	1,399,345,332	1,031,522,571
Long-term liabilities:
Promissory notes	28,559,711	56,327,268	83,324,641
Other long-term liabilities	0	9,646,000	25,749,562
Total long-term liabilities	227,588,706	294,806,339	661,472,156
Total liabilities	1,478,914,401	1,694,151,671	1,692,994,727
Equity:
Ordinary shares, $0.0004 par value, 50,000,000,000 shares authorized, 27,487,676,065, 27,334,063,747 and 22,375,886,604 shares issued and outstanding at December 31, 2011, 2010 and 2009, respectively	10,995,071	10,933,625	8,950,355
Additional paid-in capital	4,240,529,406	3,858,642,606	3,499,723,153
Convertible Preferred Shares, $0.0004 par value, 5,000,000,000 shares authorized, 445,545,911 shares, nil and nil issued and outstanding at December 31, 2011, 2010 and 2009, respectively	178,218	0	0
Accumulated other comprehensive income (loss)	3,845,496	(1,092,291)	(386,163)
Accumulated deficit	(2,010,732,697)	(1,698,946,565)	(1,712,046,962)
Total equity	2,244,815,494	2,169,537,375	1,796,240,383
TOTAL LIABILITIES, NONCONTROLLING INTEREST AND EQUITY	3,727,929,415	3,902,693,214	3,524,076,617
Parent Company [Member]
Current assets:
Cash and cash equivalents	60,910,164	110,180,720	33,384,536	164,107,042
Restricted cash	7,500,000	7,500,000	12,502,008
Short-term investments	0	2,453,951	0
Accounts receivable, net		440,471	291,073
Amount due from subsidiaries	184,382,596	233,334,694	367,524,590
Prepaid expense and other current assets	2,062,772	1,291,686	2,528,056
Total current assets	254,855,532	355,201,522	416,230,263
Plant and equipment, net	3,641,906	6,638,222	8,164,963
Acquired intangible assets, net	125,561,477	139,510,804	160,939,520
Deferred cost, net	0	0	0
Investment in subsidiaries	2,332,053,306	2,099,436,556	1,826,666,595
Investment in equity affiliate	19,334,686	7,665,454	7,670,044
TOTAL ASSETS	2,735,446,907	2,608,452,558	2,419,671,385
Current liabilities:
Accounts payable	20,500	8,215,543	4,838,515
Accrued expenses and other current liabilities	17,150,825	27,314,886	72,893,883
Amount due to subsidiaries	206,461,640	187,698,654	77,516,511
Short-term borrowings	209,026,670	109,470,000	146,418,700
Current portion of promissory notes	29,374,461	29,374,461	78,608,288
Current portion of long-term payables relating to license agreement	0	9,000,000	18,622,691
Commitment to issue shares and warrants relating to litigation settlement	0	0	120,237,773
Income tax payable	37,606	1,868,371	0
Total current liabilities	462,071,702	372,941,915	519,136,361
Long-term liabilities:
Promissory notes	28,559,711	56,327,268	83,324,641
Other long-term liabilities	0	9,646,000	20,970,000
Total long-term liabilities	28,559,711	65,973,268	104,294,641
Total liabilities	490,631,413	438,915,183	623,431,002
Equity:
Ordinary shares, $0.0004 par value, 50,000,000,000 shares authorized, 27,487,676,065, 27,334,063,747 and 22,375,886,604 shares issued and outstanding at December 31, 2011, 2010 and 2009, respectively	10,995,071	10,933,707	8,950,355
Additional paid-in capital	4,240,529,406	3,858,642,524	3,499,723,153
Convertible Preferred Shares, $0.0004 par value, 5,000,000,000 shares authorized, 445,545,911 shares, nil and nil issued and outstanding at December 31, 2011, 2010 and 2009, respectively	178,218	0	0
Accumulated other comprehensive income (loss)	3,845,496	(1,092,291)	(386,163)
Accumulated deficit	(2,010,732,697)	(1,698,946,565)	(1,712,046,962)
Total equity	2,244,815,494	2,169,537,375	1,796,240,383
TOTAL LIABILITIES, NONCONTROLLING INTEREST AND EQUITY	$ 2,735,446,907	$ 2,608,452,558	$ 2,419,671,385

Additional Information - Financial Information of Parent Company (Balance Sheets) (Parenthetical) (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Equity:
Ordinary shares par value	$ 0.0004	$ 0.0004	$ 0.0004
Ordinary shares authorized	50,000,000,000	50,000,000,000	50,000,000,000
Ordinary shares issued	27,487,676,065	27,334,063,747	22,375,886,604
Ordinary shares outstanding	27,487,676,065	27,334,063,747	22,375,886,604
Convertible preferred shares par value	$ 0.0004	$ 0.0004	$ 0.0004
Convertible preferred shares authorized	5,000,000,000	5,000,000,000	5,000,000,000
Convertible preferred shares issued	445,545,911	0	0
Convertible preferred shares outstanding	445,545,911	0	0
Parent Company [Member]
Equity:
Ordinary shares par value	$ 0.0004	$ 0.0004	$ 0.0004
Ordinary shares authorized	50,000,000,000	50,000,000,000	50,000,000,000
Ordinary shares issued	27,487,676,065	27,334,063,747	22,375,886,604
Ordinary shares outstanding	27,487,676,065	27,334,063,747	22,375,886,604
Convertible preferred shares par value	$ 0.0004	$ 0.0004	$ 0.0004
Convertible preferred shares authorized	5,000,000,000	5,000,000,000	5,000,000,000
Convertible preferred shares issued	445,545,911	0	0
Convertible preferred shares outstanding	445,545,911	0	0

Additional Information - Financial Information of Parent Company (Statements of Operations) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Condensed Financial Statements, Captions [Line Items]
Revenue	$ 101,941,260	$ 303,182,179	$ (120,482,837)
Operating expenses:
General and Administrative Expense	57,434,832	41,387,122	215,844,944
Impairment loss of long-lived assets	17,691,318	5,137,925	126,634,897
Litigation settlement	0	0	269,637,431
Total operating expenses	292,657,038	250,262,559	818,636,798
Income (loss) from operations	(190,715,778)	52,919,620	(939,119,635)
Other income (expense):
Interest income	4,724,375	4,086,406	2,546,974
Interest expense	(20,582,726)	(22,563,056)	(24,586,689)
Change in the fair value of commitment to issue shares and warrants	0	(29,815,453)	(30,100,793)
Other income (expense), net	6,709,092	6,534,070	(4,549,233)
Total other expense, net	8,439,385	(36,656,740)	(49,399,199)
Net loss before income tax	(182,276,393)	16,262,880	(988,518,834)
Income tax benefit (expense)	(82,502,706)	4,818,497	46,624,242
Gain (loss) from equity investment	4,478,546	284,830	(1,782,142)
Gain on disposition of a subsidiary	17,103,295	0	0
Net Income (Loss)	(246,816,037)	13,100,397	(963,537,205)
Deemed dividend on convertible preferred shares	(64,970,095)	0	0
Net income (Loss) attributable to holders of ordinary shares	(311,786,132)	13,100,397	(963,537,205)
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Revenue	303,572	14,508,954	20,943,735
Operating expenses:
General and Administrative Expense	8,613,191	29,811,340	111,308,433
Amortization of acquired intangible assets	23,655,994	21,428,716	32,965,281
Impairment loss of long-lived assets	0	0	5,630,237
Litigation settlement	0	0	55,182,838
Total operating expenses	32,269,185	51,240,056	205,086,789
Income (loss) from operations	(31,965,613)	(36,731,102)	(184,143,054)
Other income (expense):
Interest income	449,128	358,830	399,655
Interest expense	(4,627,596)	(4,714,813)	(7,314,896)
Change in the fair value of commitment to issue shares and warrants	0	(29,815,452)	(30,100,793)
Other income (expense), net	934,689	(5,493,222)	7,563,790
Total other expense, net	(3,243,779)	(39,664,657)	(29,452,244)
Net loss before income tax	(35,209,392)	(76,395,759)	(213,595,298)
Income tax benefit (expense)	(214,509)	(4,631,225)	(9,163,471)
Gain (loss) from equity investment	4,478,546	284,830	(1,782,142)
Profit (loss) from investment in subsidiaries	(232,973,977)	93,842,551	(738,996,294)
Gain on disposition of a subsidiary	17,103,295	0	0
Net Income (Loss)	(246,816,037)	13,100,397	(963,537,205)
Deemed dividend on convertible preferred shares	(64,970,095)	0	0
Net income (Loss) attributable to holders of ordinary shares	$ (311,786,132)	$ 13,100,397	$ (963,537,205)

Additional Information - Financial Information of Parent Company (Statements of Cash Flows) (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Operating activities:
Net income (loss)	$ (245,559,453)	$ 14,010,646	$ (962,477,542)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Loss (Gain) from equity investment	(4,478,546)	(284,830)	1,782,142
Gain on disposition of a subsidiary	(17,103,295)	0	0
Impairment loss of long-lived assets	17,691,318	8,442,050	138,294,783
Share-based compensation	5,333,860	8,794,633	10,145,101
Non-cash interest expense on promissory notes and long-term payables relating to license agreements	2,416,772	4,038,189	3,844,324
Litigation settlement, non-cash portion	0	0	239,637,431
Change in the fair value of commitment to issue shares and warrants	0	29,815,453	30,100,793
Forgiveness of Payables	(19,011,413)	0	0
Allowance for doubtful accounts	551,059	1,076,767	111,584,756
Other non-cash expense	556,071	711,469	0
Changes in operating assets and liabilities:
Accounts receivable, net	36,368,548	(2,402,228)	(95,382,736)
Prepaid expense and other current assets	(11,132,693)	(46,335,851)	28,920,815
Accounts payable	(13,092,859)	34,205,945	35,788,601
Other long-term liabilities	66,546,667	37,109,116	21,679,690
Income tax payable	(1,829,256)	1,834,118	(493,433)
Net Cash Provided by (Used in) Operating Activities	398,352,614	694,612,689	283,566,143
Investing activities:
Purchase of plant and equipment	(950,558,633)	(491,538,600)	(217,269,234)
Proceeds from sell of plant and equipment and other Asset	4,421,061	6,375,042	3,715,641
Purchase of intangible assets	(31,184,700)	(21,681,441)	(59,096,987)
Purchase of short-term investments	(40,350,344)	(25,812,871)	(49,974,860)
Proceeds from Sale of Short-term Investments	43,192,561	23,400,000	69,903,150
Change in restricted cash	84,315,961	(110,912,506)	(14,105,371)
Net cash used in investing activities	(922,625,894)	(583,713,123)	(211,497,723)
Financing activities:
Proceeds from short-term borrowings	1,251,371,100	716,676,446	726,897,421
Repayment of short-term borrowings	(1,015,999,276)	(631,485,230)	(641,291,131)
Repayment of promissory notes	(30,000,000)	(80,000,000)	(15,000,000)
Proceeds from exercise of employee stock options	3,525,007	2,217,678	215,026
Proceeds from issuance of ordinary shares	0	199,122,212	0
Proceeds from issuance of preferred shares	308,297,502	0	0
Net cash (used in) provided by financing activities	268,854,825	(37,851,125)	(78,902,019)
Effect of exchange rate changes	1,225,601	(702,623)	66,544
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(254,192,854)	72,345,818	(6,767,055)
CASH AND CASH EQUIVALENTS, beginning of year	515,808,332	443,462,514	450,229,569
CASH AND CASH EQUIVALENTS, end of year	261,615,478	515,808,332	443,462,514
SUPPLEMENTAL DISCLOSURES OF NON-CASH, INVESTING AND FINANCING ACTIVITIES
Accounts payable for plant and equipment	(118,736,645)	(342,373,019)	(105,618,026)
Parent Company [Member]
Operating activities:
Net income (loss)	(246,816,037)	13,100,397	(963,537,205)
Adjustments to reconcile net income (loss) to net cash provided by operating activities:
Loss on disposal of plant and equipment	412,231	0	0
Loss (profit) from investment in subsidiaries	232,973,977	(93,842,551)	738,996,294
Loss (Gain) from equity investment	(4,478,546)	(284,830)	1,782,142
Gain on disposition of a subsidiary	(17,103,295)	0	0
Depreciation and amortization	24,955,467	23,474,623	34,357,584
Impairment loss of long-lived assets	0	0	5,630,237
Share-based compensation	5,333,860	8,794,633	10,145,101
Non-cash interest expense on promissory notes and long-term payables relating to license agreements	2,232,443	3,840,668	2,557,329
Litigation settlement, non-cash portion	0	0	9,211,849
Change in the fair value of commitment to issue shares and warrants	0	29,815,452	30,100,793
Forgiveness of Payables	(17,565,487)	0	0
Allowance for doubtful accounts	(2,560)	630	30,911,015
Other non-cash expense	0	516,910	0
Changes in operating assets and liabilities:
Accounts receivable, net	443,031	(150,028)	(32,671)
Amount due from subsidiaries	51,874,629	134,189,896	(194,240,814)
Prepaid expense and other current assets	(771,087)	1,236,370	(2,669,420)
Accounts payable	(7,887,375)	6,636,844	(232,240)
Amount due to subsidiaries	11,656,136	110,182,143	16,004,466
Accrued expenses and other current liabilities	1,224,075	(40,072,877)	(11,978,670)
Other long-term liabilities	(9,646,000)	(11,324,000)	20,970,000
Change in liabilities relating to litigation settlement	0	0	212,167,381
Income tax payable	(1,830,765)	1,868,371	(474,983)
Net Cash Provided by (Used in) Operating Activities	25,004,697	187,982,651	(60,331,812)
Investing activities:
Purchase of plant and equipment	(1,919,922)	(3,778,983)	(19,507,536)
Proceeds from sell of plant and equipment and other Asset	0	0	64,899,316
Purchase of intangible assets	(5,405,800)	(14,716,700)	(41,728,828)
Purchase of short-term investments	(19,007,734)	(2,453,951)	0
Proceeds from Sale of Short-term Investments	21,461,685	0	0
Purchase of equity investment	(1,000,000)	0	0
Investment in subsidiaries	(451,086,556)	(179,000,125)	(11,980,551)
Change in restricted cash	0	5,002,008	(12,502,008)
Net cash used in investing activities	(456,958,327)	(194,947,751)	(20,819,607)
Financing activities:
Proceeds from short-term borrowings	227,209,647	104,270,000	80,464,986
Repayment of short-term borrowings	(127,652,977)	(141,218,700)	(115,304,059)
Repayment of promissory notes	(30,000,000)	(80,000,000)	(15,000,000)
Proceeds from exercise of employee stock options	3,525,007	2,217,678	215,026
Proceeds from issuance of ordinary shares	0	199,122,212	0
Proceeds from issuance of preferred shares	308,297,502	0	0
Net cash (used in) provided by financing activities	381,379,179	84,391,190	(49,624,047)
Effect of exchange rate changes	1,303,895	(629,906)	52,960
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(49,270,556)	76,796,184	(130,722,506)
CASH AND CASH EQUIVALENTS, beginning of year	110,180,720	33,384,536	164,107,042
CASH AND CASH EQUIVALENTS, end of year	60,910,164	110,180,720	33,384,536
SUPPLEMENTAL DISCLOSURES OF NON-CASH, INVESTING AND FINANCING ACTIVITIES
Accounts payable for plant and equipment	$ (20,500)	$ (328,168)	$ (1,587,984)